                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-10183

                                   ----------

                           MET INVESTORS SERIES TRUST
               (Exact name of registrant as specified in charter)

                            22 Corporate Plaza Drive
                         Newport Beach, California 92660
               (Address of principal executive offices)(Zip code)

 (Name and Address of Agent for Service)                        Copy to:

           Elizabeth M. Forget                           Robert N. Hickey, Esq.
                President                               Sullivan & Worcester LLP
       Met Investors Series Trust                         1666 K Street, N.W.
22 Corporate Plaza Drive, Newport Beach,                 Washington, D.C. 20006
            California 92660

       Registrant's telephone number, including area code: (800) 848-3854

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

Item 1. Schedule of Investments.

MET INVESTORS SERIES TRUST
MET/AIM MID CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (Unaudited)
(Percentage of Net Assets)

SECURITY
DESCRIPTION                                                    SHARES               VALUE
-----------------------------------------------------------------------------------------------
COMMON STOCKS -- 91.6%
AUTO COMPONENTS -- 1.2%
Genuine Parts Co.                                                    85,900    $      3,296,842

BANKS -- 8.9%
AmSouth Bancorp                                                      83,500           2,037,400
City National Corp.                                                  32,500           2,110,875
Comerica, Inc.                                                       35,750           2,121,762
Compass Bancshares, Inc.                                             47,850           2,096,787
Hibernia Corp. - Class A                                             84,800           2,239,568
Hudson United Bancorp                                                52,000           1,916,200
Marshall & Ilsley Corp.                                              58,000           2,337,400
New York Community Bancorp, Inc.                                    135,000           2,772,900
TCF Financial Corp.(a)                                              139,600           4,228,484
Webster Financial Corp.                                              39,800           1,965,722
                                                                               ----------------
                                                                                     23,827,098
                                                                               ----------------

CHEMICALS -- 7.5%
Engelhard Corp.                                                      69,500           1,970,325
International Flavors & Fragrances, Inc.                            183,400           7,005,880
Scotts Company (The) - Class A* (a)                                  67,500           4,330,125
Sigma-Aldrich Corp.                                                  47,900           2,778,200
Valspar Corp.                                                        82,100           3,832,428
                                                                               ----------------
                                                                                     19,916,958
                                                                               ----------------

COMMERCIAL SERVICES & SUPPLIES -- 12.6%
Ceridian Corp.*                                                     327,750           6,033,878
Certegy, Inc.                                                       102,100           3,799,141
Fair Isaac Corp.                                                     90,000           2,628,000
MoneyGram International, Inc.                                        90,100           1,538,908
Pitney Bowes, Inc.                                                   66,900           2,950,290
Rentokil Initial Plc                                              1,207,200           3,291,291
Republic Services, Inc.                                             202,400           6,023,424
Valassis Communications, Inc.*                                      111,400           3,295,212
Xerox Corp.* (a)                                                    291,500           4,104,320
                                                                               ----------------
                                                                                     33,664,464
                                                                               ----------------

COMMUNICATIONS EQUIPMENT & SERVICES -- 1.3%
CenturyTel, Inc.                                                    104,500           3,578,080
                                                                               ----------------

COMPUTERS & PERIPHERALS -- 0.7%
Intergraph Corp.* (a)                                                68,100           1,850,277
                                                                               ----------------

CONTAINERS & PACKAGING -- 2.6%
Ball Corp.                                                           80,800           3,024,344
Pactiv Corp.*                                                       172,500           4,010,625
                                                                               ----------------
                                                                                      7,034,969
                                                                               ----------------

ELECTRIC UTILITIES -- 3.2%
FPL Group, Inc.                                                      48,300           3,299,856
Wisconsin Energy Corp.                                              165,400           5,276,260
                                                                               ----------------
                                                                                      8,576,116
                                                                               ----------------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 4.4%
Agilent Technologies, Inc. *                                        132,900           2,866,653
Amphenol Corp. - Class A*                                            85,500           2,929,230
Microchip Technology, Inc.                                          112,350           3,015,474
Xilinx, Inc.                                                        110,000           2,970,000
                                                                               ----------------
                                                                                     11,781,357
                                                                               ----------------

ENERGY EQUIPMENT & SERVICES -- 1.2%
Cooper Cameron Corp.*                                                57,400           3,147,816
                                                                               ----------------

FOOD PRODUCTS -- 3.2%
Campbell Soup Co.                                                   192,500           5,060,825
Tate & Lyle Plc                                                     482,790           3,375,620
                                                                               ----------------
                                                                                      8,436,445
                                                                               ----------------

FOOD RETAILERS -- 2.5%
Kroger Co.*                                                         309,000           4,795,680
Safeway, Inc.*                                                       98,000           1,892,380
                                                                               ----------------
                                                                                      6,688,060
                                                                               ----------------

HEALTH CARE EQUIPMENT & SUPPLIES -- 2.5%
Mettler-Toledo International, Inc.*                                  80,500           3,801,210
Waters Corp.*                                                        65,900           2,906,190
                                                                               ----------------
                                                                                      6,707,400
                                                                               ----------------

HEALTH CARE PROVIDERS & SERVICES -- 1.0%
Medco Health Solutions, Inc.*                                        89,300           2,759,370
                                                                               ----------------

HOTELS, RESTAURANTS & LEISURE -- 1.2%
Lee Enterprises, Inc.(a)                                             29,300           1,357,762
Outback Steakhouse, Inc.(a)                                          44,600           1,852,238
                                                                               ----------------
                                                                                      3,210,000
                                                                               ----------------

HOUSEHOLD DURABLES -- 3.0%
Herman Miller, Inc.(a)                                               70,500           1,737,825
Mohawk Industries, Inc.*                                             77,700           6,168,603
                                                                               ----------------
                                                                                      7,906,428
                                                                               ----------------

HOUSEHOLD PRODUCTS -- 0.7%
Newell Rubbermaid, Inc.                                              94,800           1,899,792
                                                                               ----------------

INDUSTRIAL - DIVERSIFIED -- 3.0%
ITT Industries, Inc.                                                 27,400           2,191,726
Roper Industries, Inc.                                               60,900           3,499,314
SPX Corp.(a)                                                         64,600           2,286,840
                                                                               ----------------
                                                                                      7,977,880
                                                                               ----------------

INSURANCE -- 2.4%
ACE, Ltd.                                                            77,000           3,084,620
Principal Financial Group, Inc.                                      94,800           3,409,956
                                                                               ----------------
                                                                                      6,494,576
                                                                               ----------------

IT CONSULTING & SERVICES -- 1.0%
Reynolds and Reynolds Co. - Class A                                 105,800           2,610,086
                                                                               ----------------

MACHINERY -- 1.5%
Dover Corp.                                                         101,400           3,941,418
                                                                               ----------------

MEDIA -- 2.2%
Belo Corp.                                                           79,600           1,794,184
Knight-Ridder, Inc.                                                  15,700           1,027,565
New York Times Co. - Class A                                         78,700           3,077,170
                                                                               ----------------
                                                                                      5,898,919
                                                                               ----------------

OIL & GAS -- 8.1%
Amerada Hess Corp.                                                   30,050           2,674,450
Devon Energy Corp.                                                   30,953           2,197,973
Murphy Oil Corp.                                                     31,950           2,772,301
Noble Corp.*                                                         99,600           4,477,020
Pioneer Natural Resources Co.                                        73,400           2,530,832
Williams Companies, Inc.                                            334,100           4,042,610
XTO Energy, Inc.                                                     87,925           2,855,804
                                                                               ----------------
                                                                                     21,550,990
                                                                               ----------------

PAPER & FOREST PRODUCTS -- 1.2%
Georgia-Pacific Corp.                                                91,100           3,275,045
                                                                               ----------------

PHARMACEUTICALS -- 3.2%
AmerisourceBergen Corp.                                              71,270           3,827,912
IMS Health, Inc.                                                    192,200           4,597,424
                                                                               ----------------
                                                                                      8,425,336
                                                                               ----------------

MET INVESTORS SERIES TRUST
MET/AIM MID CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS -- continued
SEPTEMBER 30, 2004 (Unaudited)
(Percentage of Net Assets)

SECURITY
DESCRIPTION                                                    SHARES                VALUE
-----------------------------------------------------------------------------------------------
RETAIL - SPECIALTY -- 2.4%
Family Dollar Stores, Inc.                                           79,400           2,151,740
Mattel, Inc.                                                        228,600           4,144,518
                                                                               ----------------
                                                                                      6,296,258
                                                                               ----------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 1.7%
Emulex Corp.* (a)                                                   103,500           1,192,320
National Semiconductor Corp.*                                       215,400           3,336,546
                                                                               ----------------
                                                                                      4,528,866
                                                                               ----------------

SOFTWARE-- 5.2%
Computer Associates International, Inc.                             254,100           6,682,830
Diebold, Inc.                                                        78,400           3,661,280
Intuit, Inc.*                                                        74,600           3,386,840
                                                                               ----------------
                                                                                     13,730,950
                                                                               ----------------

TEXTILES, APPAREL & LUXURY GOODS -- 2.0%
V.F. Corp.                                                          108,900           5,385,105
                                                                               ----------------
Total Common Stocks (Cost $ 232,671,671)                                            244,396,901
                                                                               ----------------

SECURITY                                                         PAR
DESCRIPTION                                                     AMOUNT               VALUE
-----------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 11.9%
State Street Bank & Trust Co.,
  Repurchase Agreement, dated
  09/30/04 at 1.75% to be repurchased
  at $18,126,881 on 10/01/04
  collateralized by $18,050,000 FHLMC
  5.125% due 11/07/13 with a value of $18,492,225          $     18,126,000          18,126,000
State Street Navigator Securities
  Lending Prime Portfolio(b)                                     13,597,300          13,597,300
                                                                               ----------------
Total Short-Term Investments (Cost $ 31,723,300)                                     31,723,300
                                                                               ----------------

TOTAL INVESTMENTS -- 103.5%
(Cost $ 264,394,971)                                                                276,120,201

Other Assets and Liabilities (net) -- (3.5%)                                         (9,262,792)
                                                                               ----------------
TOTAL NET ASSETS -- 100.0%                                                     $    266,857,409
                                                                               ================

PORTFOLIO FOOTNOTES:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $18,307,008 and $6,581,778 respectively, resulting in a net unrealized appreciation of $11,725,230.

*       Non-income producing security.

(a)     All or a portion of security out on loan.

(b) Represents investment of collateral received from securities lending transactions.

FHLMC - Federal Home Loan Mortgage Corporation

MET INVESTORS SERIES TRUST
MET/AIM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (Unaudited)
(Percentage of Net Assets)

SECURITY
DESCRIPTION                                                    SHARES                VALUE
-----------------------------------------------------------------------------------------------
COMMON STOCKS -- 91.0%
AEROSPACE & DEFENSE -- 1.1%
Engineered Support Systems, Inc.(a)                                  24,950    $      1,138,718
United Industrial Corp.                                              98,100           3,226,509
                                                                               ----------------
                                                                                      4,365,227
                                                                               ----------------

AIRLINES -- 0.4%
AirTran Holdings, Inc.* (a)                                         147,300           1,467,108
                                                                               ----------------

BANKS -- 3.0%
East West Bancorp, Inc.                                              81,600           2,740,944
PrivateBancorp, Inc.(a)                                              61,200           1,649,952
Prosperity Bancshares, Inc.(a)                                       33,300             889,776
Silicon Valley Bancshares* (a)                                       44,600           1,657,782
Southwest Bancorp of Texas, Inc.                                     86,000           1,732,040
UCBH Holdings, Inc.(a)                                               58,100           2,269,967
W Holding Co., Inc.                                                  68,000           1,292,000
                                                                               ----------------
                                                                                     12,232,461
                                                                               ----------------

BIOTECHNOLOGY -- 2.8%
Affymetrix, Inc.* (a)                                                56,700           1,741,257
Cytyc Corp.*                                                        116,000           2,801,400
Digene Corp.* (a)                                                    34,300             890,428
Genencor Intl., Inc.* (a)                                            72,200           1,158,810
Inveresk Research Group, Inc.*                                       56,700           2,091,663
VISX, Inc.* (a)                                                      96,300           1,983,780
Xenogen Corp.* (a)                                                  114,900             712,380
                                                                               ----------------
                                                                                     11,379,718
                                                                               ----------------

CHEMICALS -- 1.1%
Scotts Co. (The)  - Class A* (a)                                     47,700           3,059,955
Spartech Corp.(a)                                                    57,000           1,430,700
                                                                               ----------------
                                                                                      4,490,655
                                                                               ----------------

COMMERCIAL SERVICES & SUPPLIES -- 9.3%
Advisory Board Co.* (a)                                              57,400           1,928,640
ASE Test, Ltd.* (a)                                                 175,600             921,900
Charles River Associates, Inc.* (a)                                  50,300           1,925,987
Corporate Executive Board Co.(a)(b)                                  63,900           3,913,236
CoStar Group, Inc.* (a) (b)                                          85,000           4,181,150
eResearch Technology, Inc.* (a)                                      82,473           1,099,365
Euronet Worldwide, Inc.*                                            144,400           2,703,168
Forrester Research, Inc.*                                            81,300           1,239,012
Gen Probe, Inc.(a)                                                   78,000           3,109,860
Gevity HR, Inc.(a)                                                   77,100           1,185,798
Global Payments, Inc.(a)                                             49,900           2,672,145
ICON Plc (ADR)* (a)                                                  54,200           1,783,722
iPayment Holdings, Inc.* (a)                                         28,300           1,136,528
Iron Mountain, Inc.*                                                 63,100           2,135,935
Laureate Education, Inc.*                                            45,300           1,686,066
Pediatrix Medical Group, Inc.* (a)                                   26,200           1,437,070
ScanSource, Inc.* (a)                                                43,100           2,749,780
Stericycle, Inc.* (a)                                                55,100           2,529,090
                                                                               ----------------
                                                                                     38,338,452
                                                                               ----------------

COMMUNICATIONS EQUIPMENT & SERVICES -- 2.2%
Applied Signal Technology, Inc.(a)                                   15,700             502,243
CACI International, Inc. - Class A* (a)                              30,000           1,583,400
Plantronics, Inc.                                                    54,200           2,343,608
Polycom, Inc.* (a)                                                   73,700           1,460,734
SafeNet, Inc.* (a) (b)                                               96,500           2,545,670
WJ Communications, Inc.* (a)                                        204,600             499,224
                                                                               ----------------
                                                                                      8,934,879
                                                                               ----------------

COMPUTERS & PERIPHERALS -- 1.8%
Catapult Communications Corp.* (a)                                   56,100           1,056,924
Cogent, Inc.*                                                        40,300             734,266
Intergraph Corp.* (a)                                                68,000           1,847,560
Mercury Computer Systems, Inc.*                                     111,600           3,004,272
PalmOne, Inc.* (a)                                                   30,600             931,464
                                                                               ----------------
                                                                                      7,574,486
                                                                               ----------------

CONSTRUCTION MATERIALS -- 2.0%
Eagle Materials, Inc.(a)                                             35,900           2,559,670
Insight Enterprises, Inc.* (a)                                      123,300           2,076,372
Toll Brothers, Inc.* (a)                                             28,300           1,311,139
Trex Co., Inc.* (a)                                                  51,000           2,258,280
                                                                               ----------------
                                                                                      8,205,461
                                                                               ----------------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 8.2%
Actel Corp.*                                                         67,200           1,021,440
Applied Films Corp.* (a) (b)                                        107,800           1,941,478
Cymer, Inc.* (a)                                                     45,300           1,298,298
Daktronics, Inc.* (a)                                                68,000           1,662,600
FEI Co.* (a)                                                         68,400           1,351,584
FLIR Systems, Inc.* (a)                                              60,200           3,521,700
II-VI, Inc.* (a)                                                     60,200           2,107,602
Imax Corp.* (a)                                                     228,100           1,284,203
Integrated Circuit Systems, Inc.* (a)                                80,100           1,722,150
Intersil Corp. - Class A(a)                                          69,251           1,103,168
Keithley Instruments, Inc.(a)                                        95,200           1,661,240
LeCroy Corp.* (a)                                                    30,200             504,642
Littelfuse, Inc.* (a)                                                47,600           1,643,628
Mykrolis Corp.* (a)                                                 136,000           1,369,520
Photon Dynamics, Inc.* (a)                                           73,700           1,496,110
Pixelworks, Inc.* (a)                                               116,300           1,164,163
Taser International, Inc.* (a)                                       31,700           1,190,335
Tektronix, Inc.                                                      62,300           2,071,475
Trimble Navigation, Ltd.* (a) (b)                                   131,800           4,164,880
Wilson Greatbatch Techologies, Inc.* (a)                             10,700             191,423
Zoran Corp.* (a)                                                     78,300           1,230,876
                                                                               ----------------
                                                                                     33,702,515
                                                                               ----------------

ENERGY EQUIPMENT & SERVICES -- 1.2%
FMC Technologies, Inc.*                                              90,300           3,016,020
Woodward Governor Co.                                                27,100           1,828,979
                                                                               ----------------
                                                                                      4,844,999
                                                                               ----------------
FINANCIAL SERVICES -- 1.9%
Affiliated Managers Group, Inc.* (a)                                 39,600           2,120,184
Collegiate Funding Services*                                         86,400           1,085,184
Investors Financial Services Corp.(a)                                33,100           1,493,803
Jeffries Group, Inc.(a)                                              54,200           1,868,274
Piper Jaffray Companies, Inc.* (a)                                   34,000           1,346,060
                                                                               ----------------
                                                                                      7,913,505
                                                                               ----------------

FOOD & DRUG RETAILING -- 0.2%
Sunopta, Inc.* (a)                                                  126,400             983,392
                                                                               ----------------

FOOD PRODUCTS -- 0.7%
United Natural Foods, Inc.* (a)                                     113,300           3,013,780
                                                                               ----------------

HEALTH CARE EQUIPMENT & SUPPLIES -- 4.7%
Advanced Neuromodulation Systems, Inc.* (a)                          41,499           1,259,495
American Medical Systems Holdings, Inc.* (a)                         74,500           2,702,115

MET INVESTORS SERIES TRUST
MET/AIM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS -- continued
SEPTEMBER 30, 2004 (Unaudited)
(Percentage of Net Assets)

SECURITY
DESCRIPTION                                                    SHARES                VALUE
-----------------------------------------------------------------------------------------------
Closure Medical Corp.* (a)                                           73,700           1,049,488
INAMED Corp.*                                                        24,900           1,186,983
Integra LifeSciences Holdings* (a)                                   56,700           1,820,637
Kyphon, Inc.* (a)                                                    39,200             971,376
Martek Biosciences Corp.* (a)                                        11,400             554,496
NuVasive, Inc.* (a)                                                 102,000           1,077,120
OraSure Technologies, Inc.* (a)                                     116,273             732,520
ResMed, Inc.* (a)                                                    42,900           2,042,469
Techne Corp.*                                                        48,900           1,867,002
Varian, Inc.* (a)                                                    68,400           2,590,308
Wright Medical Group, Inc.* (a)                                      28,400             713,408
Zoll Medical Corp.* (a)                                              28,400             948,276
                                                                               ----------------
                                                                                     19,515,693
                                                                               ----------------

HEALTH CARE PROVIDERS & SERVICES -- 3.6%
Accredo Health, Inc.* (a) (b)                                        73,649           1,735,907
American Healthways, Inc.* (a)                                       55,900           1,627,249
Amsurg Corp.* (a)                                                    79,700           1,688,046
DaVita, Inc.*                                                        41,450           1,291,167
LifePoint Hospitals, Inc.* (a)                                       75,200           2,256,752
Select Medical Corp.                                                104,600           1,404,778
Triad Hospitals, Inc.* (a)                                           53,600           1,845,984
VCA Antech, Inc.* (a)                                               138,500           2,857,255
                                                                               ----------------
                                                                                     14,707,138
                                                                               ----------------

HOTELS, RESTAURANTS & LEISURE -- 6.1%
Buffalo Wild Wings, Inc.* (a)                                        47,600           1,334,704
Kerzner International, Ltd.* (a)                                     40,200           1,767,594
Marvel Enterprises, Inc.* (a)                                        89,750           1,306,760
P.F. Chang's China Bistro, Inc.* (a) (b)                             56,700           2,749,383
Panera Bread Co. - Class A* (a)                                      68,000           2,552,720
Penn National Gaming, Inc.* (a)                                      68,000           2,747,200
RARE Hospitality International, Inc.* (a)                            86,250           2,298,562
Shuffle Master, Inc.* (a)                                            72,500           2,715,850
Sonic Corp.* (a)                                                    121,300           3,108,919
Station Casinos, Inc.(a)                                             60,200           2,952,208
Steiner Leisure, Ltd.*                                               68,000           1,502,800
                                                                               ----------------
                                                                                     25,036,700
                                                                               ----------------

INDUSTRIAL - DIVERSIFIED -- 0.5%
Actuant Corp. - Class A* (a)                                         49,800           2,052,258
                                                                               ----------------

INSURANCE -- 1.5%
Assured Guaranty, Ltd.                                               73,700           1,227,842
Direct General Corp.(a)                                              34,000             983,280
HCC Insurance Holdings, Inc.(a)                                      45,300           1,365,795
Navigators Group, Inc.*                                              42,100           1,231,004
ProAssurance Corp.* (a)                                              39,800           1,393,796
                                                                               ----------------
                                                                                      6,201,717
                                                                               ----------------

INTERNET & CATALOG RETAIL -- 0.3%
Coldwater Creek, Inc.* (a)                                           68,000           1,419,160
                                                                               ----------------

INTERNET SOFTWARE & SERVICES -- 2.2%
Ask Jeeves, Inc.* (a)                                                40,800           1,334,568
CNET Networks, Inc.* (a)                                            159,700           1,461,255
CyberSource Corp.* (a)                                              139,400             673,302
Digital River, Inc.*(a)                                              39,700           1,182,266
Digitas, Inc.* (a)                                                  238,000           1,839,740
Internet Security Systems, Inc.* (a)                                 75,800           1,288,600
Open Solutions, Inc.*                                                 7,800             194,766
SINA Corp.* (a)                                                      47,600           1,213,324
                                                                               ----------------
                                                                                      9,187,821
                                                                               ----------------

LEISURE EQUIPMENT & PRODUCTS -- 0.4%
Nautilus Group, Inc.                                                 80,900           1,827,531
                                                                               ----------------

MACHINERY -- 1.4%
Cognex Corp.(a)                                                      34,000             890,800
Graco, Inc.(a)                                                       60,800           2,036,800
IDEX Corp.                                                           25,900             879,564
Toro Co. (The)(a)                                                    28,300           1,932,890
                                                                               ----------------
                                                                                      5,740,054
                                                                               ----------------

MEDIA -- 2.8%
Entravision Communications Corp.* (a)                                51,700             393,437
Getty Images, Inc.* (a)                                              51,000           2,820,300
Lions Gate Entertainment Corp.* (a)                                 317,300           2,760,510
Macrovision Corp.* (a)                                               92,300           2,222,584
Pixar, Inc.* (a)                                                     13,500           1,065,150
Radio One, Inc. - Class A* (a)                                       61,400             877,406
Radio One, Inc. - Class D* (a)                                      107,700           1,532,571
                                                                               ----------------
                                                                                     11,671,958
                                                                               ----------------

METALS & MINING -- 1.8%
Cleveland-Cliffs, Inc.*(a)                                           33,600           2,717,232
Gibraltar Steel Corp.(a)                                             43,100           1,558,496
Steel Dynamics, Inc.(a)                                              84,300           3,255,666
                                                                               ----------------
                                                                                      7,531,394
                                                                               ----------------

MUTUAL FUNDS -- 0.4%
iShares Nasdaq Biotechnology Index Fund                              25,200           1,764,000
                                                                               ----------------

OIL & GAS -- 5.1%
Cal Dive International, Inc.* (a)                                   107,700           3,836,274
Core Laboratories N.V.* (a)                                          62,300           1,531,957
Grey Wolf, Inc.* (a)                                                347,400           1,698,786
GulfMark Offshore, Inc.*                                              7,000             114,310
Harvest Natural Resources, Inc.* (a)                                124,600           2,068,360
Patterson-UTI Energy, Inc.                                          106,600           2,032,862
Pride International, Inc.*                                           87,700           1,735,583
Quicksilver Resources, Inc.* (a)                                     73,300           2,394,711
Spinnaker Exploration Co.*                                           61,200           2,144,448
TETRA Technologies, Inc.* (a)                                        55,350           1,718,618
Universal Compression Holdings, Inc.*                                57,300           1,952,211
                                                                               ----------------
                                                                                     21,228,120
                                                                               ----------------

PHARMACEUTICALS -- 4.6%
Cephalon, Inc.*                                                      17,500             838,250
Connetics Corp.* (a)                                                117,900           3,185,658
Corcept Therapeutics, Inc.* (a)                                      83,600             655,424
Covance, Inc.* (a)                                                   56,100           2,242,317
Eyetech Pharmaceuticals, Inc.*(a)                                    52,500           1,784,475
Invitrogen Corp.*                                                    20,800           1,143,792
Medicis Pharmaceutical Corp. - Class A(a)                            68,000           2,654,720
MGI Pharma, Inc.*                                                   107,700           2,874,513
Pharmaceutical Product Development, Inc.* (a)                        31,700           1,141,200
Salix Pharmaceuticals Ltd.* (a)                                     105,350           2,267,132
                                                                               ----------------
                                                                                     18,787,481
                                                                               ----------------

RETAIL - SPECIALTY -- 5.3%
Aeropostale, Inc.*                                                   81,600           2,137,920

MET INVESTORS SERIES TRUST
MET/AIM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS -- continued
SEPTEMBER 30, 2004 (Unaudited)
(Percentage of Net Assets)

SECURITY
DESCRIPTION                                                    SHARES                VALUE
-----------------------------------------------------------------------------------------------
Chico's FAS, Inc.*                                                   39,298           1,343,992
GameStop Corp. - Class A* (a)                                       113,300           2,097,183
Guitar Center, Inc.*                                                 20,200             874,660
Jos. A. Bank Clothiers, Inc.* (a)                                    70,800           1,959,744
MSC Industrial Direct Co., Inc. - Class A                           102,000           3,476,160
Pacific Sunwear of California, Inc.* (a)                             69,000           1,452,450
Quiksilver, Inc.*                                                   102,000           2,592,840
Tractor Supply Co.*                                                  66,700           2,097,048
Urban Outfitters, Inc.* (b)                                         116,500           4,007,600
                                                                               ----------------
                                                                                     22,039,597
                                                                               ----------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 3.7%
02Micro International, Ltd.* (a)                                    113,300           1,216,842
Artisan Components, Inc.*                                            45,300           1,318,683
Entegris, Inc.* (a)                                                 139,400           1,162,596
Exar Corp.* (a)                                                      83,400           1,180,944
FormFactor, Inc.* (a)                                                85,000           1,646,450
Genesis Microchip, Inc.* (a)                                         68,800             928,800
Microsemi Corp.* (a)                                                119,000           1,677,900
Power Integrations, Inc.* (a)                                        52,300           1,068,489
Semtech Corp.* (a)                                                   96,300           1,846,071
STATS ChipPAC, Ltd. (ADR)* (a)                                      264,744           1,583,169
Varian Semiconductor Equipment Associates, Inc.*                     59,800           1,847,820
                                                                               ----------------
                                                                                     15,477,764
                                                                               ----------------

SOFTWARE -- 8.2%
Activision, Inc.*                                                   157,900           2,190,073
Alliance Data Systems Corp.* (a)                                     57,700           2,340,312
Anteon International Corp.* (a)                                      62,300           2,283,295
Avid Technology, Inc.* (a)                                           47,600           2,231,012
Cerner Corp.* (a)                                                    68,600           2,967,636
Cognizant Technology Solutions Corp. - Class A* (a)                  67,300           2,053,323
Cognos, Inc.* (a)                                                    52,600           1,868,352
Interwoven, Inc.* (a)                                                62,500             452,500
Macromedia, Inc.*  (a) (b)                                          120,300           2,415,624
Magma Design Automation, Inc.* (a)                                   68,000           1,025,440
McAfee, Inc.*                                                        79,277           1,593,468
National Instruments Corp.(a)                                        78,500           2,376,195
NAVTEQ Corp.*                                                        56,700           2,020,788
Netegrity, Inc.* (a)                                                156,900           1,178,319
Novell, Inc.* (a)                                                   136,000             858,160
Red Hat, Inc.*                                                      160,900           1,969,416
Take-Two Interactive Software, Inc.* (a)                             40,400           1,327,140
Websense, Inc.*                                                      62,500           2,604,375
                                                                               ----------------
                                                                                     33,755,428
                                                                               ----------------

TEXTILES, APPAREL & LUXURY GOODS -- 1.7%
Bebe stores, Inc.(a)                                                 82,149           1,734,987
Fossil, Inc.* (a)                                                    78,475           2,428,016
Oxford Industries, Inc.(a)                                           72,900           2,715,525
                                                                               ----------------
                                                                                      6,878,528
                                                                               ----------------

TRANSPORTATION -- 0.8%
Knight Transportation, Inc.* (a)                                     51,000           1,092,420
UTI Worldwide, Inc.(a)                                               38,100           2,240,661
                                                                                      3,333,081
                                                                               ----------------
Total Common Stocks (Cost $ 346,736,085)                                            375,602,061
                                                                               ----------------

SECURITY                                                         PAR
DESCRIPTION                                                     AMOUNT               VALUE
-----------------------------------------------------------------------------------------------
Short-Term Investments -- 32.1%
State Street Bank & Trust Co.,
  Repurchase Agreement, dated
  09/30/04 at 1.75% to be repurchased
  at $33,270,617 on 10/01/04
  collateralized by $33,125,000 FHLMC
  5.125% due 11/07/13 with a value of 33,936,563           $     33,269,000          33,269,000
State Street Navigator Securities
  Lending Prime Portfolio(c)                                     98,488,483          98,488,483
United States Treasury Bill, 0.010%, due 12/16/04(b)              1,000,000             996,599
                                                                               ----------------
Total Short-Term Investments (Cost $ 132,753,616)                                   132,754,082
                                                                               ----------------

TOTAL INVESTMENTS -- 123.1%
(Cost $ 479,489,701)                                                                508,356,143

Other Assets and Liabilities (net) -- (23.1%)                                       (95,375,461)
                                                                               ----------------
TOTAL NET ASSETS -- 100.0%                                                     $    412,980,682
                                                                               ================

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $47,026,886 and $18,160,444 respectively, resulting in a net unrealized appreciation of $28,866,442.

*    Non-income producing security.

(a)  All or a portion of security out on loan.

(b) All or a portion of these securities have been segregated to cover open futures contracts.

(c) Represents investment of collateral received from securities lending transactions.

ADR - American Depositary Receipt

FHLMC - Federal Home Loan Mortgage Corporation


                                  EXPIRATION      STRIKE       NUMBER OF
CALL OPTIONS                         DATE          PRICE       CONTRACTS             VALUE
-----------------------------------------------------------------------------------------------
Cephalon, Inc.                     10/16/04      $  45.00          (175)       $        (64,750)
Chico's FAS, Inc.                  10/16/04         35.00          (392)                (27,440)
FLIR Systems, Inc.                 10/16/04         65.00           (58)                 (1,160)
Invitrogen Corp.                   10/16/04         55.00          (208)                (28,080)
Pixar, Inc.                        10/16/04         80.00           (63)                 (6,930)
Red Hat, Inc.                      10/16/04         12.50        (1,609)                (64,360)
Urban Outfitters, Inc.             10/16/04         30.00          (100)                (43,000)
Urban Outfitters, Inc.             10/16/04         35.00        (1,065)                (69,225)
                                                                               ----------------
(Written Option Premium $321,264)                                              $       (304,945)
                                                                               ================

The futures contracts outstanding as of September 30, 2004 and the description and unrealized appreciation were as follows:

                                      EXPIRATION               NUMBER OF     NOTIONAL      UNREALIZED
DESCRIPTION                           DATE                     CONTRACTS       VALUE      APPRECIATION
------------------------------------------------------------------------------------------------------
Russell 2000 Index Futures            December 2004 - Long         21        6,027,000      $29,308
Russell E Mini 2000 Index Futures     December 2004 - Long         54        3,099,600       26,870

MET INVESTORS SERIES TRUST
GOLDMAN SACHS MID-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (Unaudited)
(Percentage of Net Assets)

SECURITY
DESCRIPTION                                                    SHARES                VALUE
-----------------------------------------------------------------------------------------------
COMMON STOCKS -- 95.0%
AEROSPACE & DEFENSE -- 1.2%
Rockwell Collins, Inc.                                               45,150    $      1,676,871
                                                                               ----------------

AUTO COMPONENTS -- 1.6%
American Axle & Manufacturing Holdings, Inc.                         31,060             908,816
Lear Corp.                                                           24,710           1,345,459
                                                                               ----------------
                                                                                      2,254,275
                                                                               ----------------

BANKS -- 8.9%
Commerce Bancshares, Inc.                                            14,600             702,114
FirstMerit Corp.                                                     80,830           2,126,233
Keycorp                                                              44,680           1,411,888
M&T Bank Corp.                                                       28,120           2,691,084
North Fork Bancorporation, Inc.                                      39,240           1,744,218
Northern Trust Corp.                                                 25,180           1,027,344
Regions Financial Corp.                                              99,980           3,305,339
                                                                               ----------------
                                                                                     13,008,220
                                                                               ----------------

BEVERAGES -- 0.5%
Pepsi Bottling Group, Inc.                                           24,210             657,302
                                                                               ----------------

BIOTECHNOLOGY  -- 2.1%
Charles River Laboratories International, Inc.*                      30,870           1,413,846
MedImmune, Inc.*                                                     67,410           1,597,617
                                                                               ----------------
                                                                                      3,011,463
                                                                               ----------------

CHEMICALS -- 4.8%
Agrium, Inc.                                                        157,270           2,793,115
Monsanto Co.                                                         72,070           2,624,789
Rohm & Haas Co.                                                      37,680           1,619,110
                                                                               ----------------
                                                                                      7,037,014
                                                                               ----------------

COMMERCIAL SERVICES & SUPPLIES -- 0.7%
Republic Services, Inc.                                              36,280           1,079,693
                                                                               ----------------

COMPUTER HARDWARE -- 3.3%
CDW Corp.                                                            31,130           1,806,474
Ditech Communications Corp.*                                         15,740             352,419
Hutchinson Technology, Inc.*                                         43,370           1,159,280
Storage Technology Corp.*                                            60,360           1,524,693
                                                                               ----------------
                                                                                      4,842,866
                                                                               ----------------

DIVERSIFIED ENERGY -- 3.2%
Western Gas Resources, Inc.                                          63,400           1,812,606
Williams Companies, Inc. (The)                                      238,620           2,887,302
                                                                               ----------------
                                                                                      4,699,908
                                                                               ----------------

ELECTRIC UTILITIES -- 8.7%
Edison International                                                 25,930             687,404
Energy East Corp.                                                    26,290             661,982
Entergy Corp.                                                        25,810           1,564,344
FirstEnergy Corp.                                                    57,500           2,362,100
PG&E Corp.*                                                          33,860           1,029,344
Pinnacle West Capital Corp.                                          19,350             803,025
PPL Corp.                                                            85,510           4,034,362
Puget Energy, Inc.                                                   25,810             585,887
Wisconsin Energy Corp.                                               29,570             943,283
                                                                               ----------------
                                                                                     12,671,731
                                                                               ----------------

FINANCIALS - DIVERSIFIED -- 4.2%
American Capital Strategies, Ltd.                                    51,710           1,620,591
Bear Stearns Cos., Inc.                                              16,100           1,548,337
CIT Group, Inc.                                                      76,840           2,873,048
                                                                               ----------------
                                                                                      6,041,976
                                                                               ----------------

FOOD PRODUCTS -- 0.7%
Archer-Daniels-Midland Co.                                           63,420           1,076,872
                                                                               ----------------

HEALTH CARE PROVIDERS & SERVICES -- 2.0%
Aetna, Inc.                                                          10,660           1,065,254
Health Net, Inc.*                                                    72,600           1,794,672
                                                                               ----------------
                                                                                      2,859,926
                                                                               ----------------

HOTELS, RESTAURANTS & LEISURE -- 2.6%
Harrah's Entertainment, Inc.                                         24,590           1,302,778
Hilton Hotels Corp.                                                  60,190           1,133,980
Yum! Brands, Inc.                                                    33,860           1,376,747
                                                                               ----------------
                                                                                      3,813,505
                                                                               ----------------

HOUSEHOLD DURABLES -- 3.5%
Lennar Corp. - Class A                                               60,720           2,890,272
Mohawk Industries, Inc.*                                             14,590           1,158,300
Stanley Works                                                        25,250           1,073,883
                                                                               ----------------
                                                                                      5,122,455
                                                                               ----------------

HOUSEHOLD PRODUCTS -- 2.3%
Clorox Company (The)                                                 43,360           2,311,088
Estee Lauder Cos., Inc. - Class A                                    24,710           1,032,878
                                                                               ----------------
                                                                                      3,343,966
                                                                               ----------------

INDUSTRIAL - DIVERSIFIED -- 5.3%
American Standard Cos., Inc.*                                        54,230           2,110,089
Cummins, Inc.                                                        37,950           2,804,126
Eaton Corp.                                                          42,990           2,725,996
                                                                               ----------------
                                                                                      7,640,211
                                                                               ----------------

INSURANCE -- 7.8%
Ambac Financial Group, Inc.                                          25,370           2,028,331
PartnerRe, Ltd.                                                      48,890           2,673,794
RenaissanceRe Holdings, Ltd.                                         55,770           2,876,617
Torchmark Corp.                                                      26,350           1,401,293
Willis Group Holdings, Ltd.                                          65,030           2,432,122
                                                                               ----------------
                                                                                     11,412,157
                                                                               ----------------

IT CONSULTING & SERVICES -- 1.1%
Anteon International Corp.*                                          19,560             716,874
BearingPoint, Inc.*                                                  95,470             853,502
                                                                               ----------------
                                                                                      1,570,376
                                                                               ----------------

MEDIA -- 3.3%
Belo Corp. - Class A                                                 48,480           1,092,739
Emmis Communications Corp. - Class A*                                81,850           1,478,211
Lamar Advertising Co. - Class A*                                     54,450           2,265,665
                                                                               ----------------
                                                                                      4,836,615
                                                                               ----------------

METALS & MINING -- 0.9%
Nucor Corp.                                                          14,820           1,354,103
                                                                               ----------------

OIL & GAS -- 5.5%
AGL Resources, Inc.                                                   6,510             200,313
EOG Resources, Inc.                                                  48,070           3,165,409
Patina Oil & Gas Corp.                                               61,780           1,826,835
Patterson-UTI Energy, Inc.                                          145,430           2,773,350
                                                                               ----------------
                                                                                      7,965,907
                                                                               ----------------

PAPER & PACKAGING -- 1.1%
Packaging Corp. of America                                           64,230           1,571,708
                                                                               ----------------

MET INVESTORS SERIES TRUST
GOLDMAN SACHS MID-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS -- continued
SEPTEMBER 30, 2004 (Unaudited)
(Percentage of Net Assets)

SECURITY
DESCRIPTION                                                    SHARES                VALUE
-----------------------------------------------------------------------------------------------
PHARMACEUTICALS -- 0.8%
Watson Pharmaceuticals, Inc.*                                        38,070           1,121,542
                                                                               ----------------

REAL ESTATE -- 7.7%
Apartment Investment & Management Co. -
 Class A (REIT)                                                      53,760           1,869,773
Developers Diversified Realty Corp. (REIT)                           49,900           1,953,585
istar Financial, Inc. (REIT)                                        103,770           4,278,437
Plum Creek Timber Co., Inc. (REIT)                                   43,520           1,524,505
Prentiss Properties Trust (REIT)                                     42,630           1,534,680
                                                                               ----------------
                                                                                     11,160,980
                                                                               ----------------

RETAIL - MULTILINE -- 2.5%
Federated Department Stores, Inc.                                    42,460           1,928,958
J.C. Penney Co., Inc.                                                49,990           1,763,647
                                                                               ----------------
                                                                                      3,692,605
                                                                               ----------------

RETAIL - SPECIALTY -- 2.6%
Abercrombie & Fitch Co. - Class A                                    89,730           2,826,495
Ross Stores, Inc.                                                    39,270             920,489
                                                                               ----------------
                                                                                      3,746,984
                                                                               ----------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 1.4%
Amphenol Corp. - Class A*                                            26,220             898,297
Power Integrations, Inc.*                                            52,180           1,066,038
                                                                               ----------------
                                                                                      1,964,335
                                                                               ----------------

SOFTWARE -- 1.1%
Activision, Inc.*                                                   103,200           1,431,384
NetIQ Corp.*                                                         12,220             130,754
                                                                               ----------------
                                                                                      1,562,138
                                                                               ----------------

TELECOMMUNICATION SERVICES - DIVERSIFIED -- 1.1%
CenturyTel, Inc.                                                     46,760           1,601,062
                                                                               ----------------

TOBACCO -- 0.7%
Reynolds American Inc.                                               15,590           1,060,744
                                                                               ----------------

TRANSPORTATION -- 1.8%
Teekay Shipping Corp.                                                33,330           1,436,190
Yellow Roadway Corp.*                                                26,360           1,236,020
                                                                               ----------------
                                                                                      2,672,210
                                                                               ----------------
Total Common Stocks (Cost $ 128,522,618)                                            138,131,720
                                                                               ----------------

SECURITY                                                         PAR
DESCRIPTION                                                     AMOUNT               VALUE
-----------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 4.5%
State Street Bank & Trust Co.,
  Repurchase Agreement, dated 9/30/04
  at 0.75% to be repurchased at
  $6,611,138 on 10/01/04 collaterized
  by $6,745,000 FHLMC 2.070% due
  08/26/05 with a value of $6,743,240
  (Cost $6,611,000)                                        $      6,611,000           6,611,000


TOTAL INVESTMENTS -- 99.5%
(Cost $ 135,133,618)                                                                144,742,720

Other Assets and Liabilities (net) -- 0.5%                                              696,053
                                                                               ----------------
TOTAL NET ASSETS -- 100.0%                                                     $    145,438,773
                                                                               ================

PORTFOLIO FOOTNOTES:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $11,122,594 and $1,513,492 respectively, resulting in a net unrealized appreciation of $9,609,102.

*       Non-income producing security.

REIT -  Real Estate Investment Trust

FHLMC - Federal Home Loan Mortgage Corp.

MET INVESTORS SERIES TRUST
HARRIS OAKMARK INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (Unaudited)
(Percentage of Net Assets)

SECURITY
DESCRIPTION                                                    SHARES                VALUE
-----------------------------------------------------------------------------------------------
COMMON STOCKS -- 96.0%
AUSTRALIA -- 4.1%
Australia & New Zealand Banking Group,
 Ltd. Npv(a)                                                      1,127,000    $     15,520,308
John Fairfax Holdings, Ltd.                                       4,359,000          11,717,477
                                                                               ----------------
                                                                                     27,237,785
                                                                               ----------------

FINLAND -- 1.2%
Metso Corp.                                                         645,300           8,299,519
                                                                               ----------------

FRANCE -- 11.8%
BNP Paribas S.A.(a)                                                 169,500          10,965,165
  Compagnie Generale des Establissements
Michelin(a)                                                         136,400           6,940,953
Neopost S.A.(a)                                                     196,500          12,620,338
Pernod-Ricard S.A.(a)                                                58,000           7,705,697
Publicis Groupe(a)                                                  606,700          17,396,570
Sanofi-Synthelabo S.A.(a) *                                         116,035           8,434,584
Total SA(a)                                                          11,000           2,242,917
Vivendi Universal S.A.(a) *                                         503,600          12,948,453
                                                                               ----------------
                                                                                     79,254,677
                                                                               ----------------

GERMANY -- 7.6%
Bayerische Motoren Werke (BMW) AG(a)                                458,200          18,856,821
Deutsche Boerse AG(a)                                               319,400          16,171,545
Hannover Rueckversicherung AG                                        48,600           1,577,563
Henkel KGaA                                                         209,000          14,535,609
                                                                               ----------------
                                                                                     51,141,538
                                                                               ----------------
HONG KONG -- 0.5%
Giordano International, Ltd.                                      6,384,000           3,521,805
                                                                               ----------------

IRELAND -- 3.3%
Bank of Ireland                                                   1,666,000          22,447,088
                                                                               ----------------

ISRAEL -- 0.7%
Orbotech, Ltd.(a) *                                                 265,000           4,634,850
                                                                               ----------------

ITALY -- 5.3%
Banco Popolare di Verona e Novara Scrl(a)                           672,500          11,797,901
Bulgari S.p.A.(a)                                                   911,000           9,079,174
Sanpaolo IMI S.p.A.(a)                                              325,000           3,668,877
UniCredito Italiano S.p.A.(a)                                     2,213,000          11,165,431
                                                                               ----------------
                                                                                     35,711,383
                                                                               ----------------

JAPAN -- 6.8%
Daiwa Securities Group, Inc.                                        764,000           4,838,584
Meitec Corp.(a)                                                     303,500          10,905,684
OLYMPUS Corp.(a)                                                    508,000           9,795,712
Takeda Pharmaceutical Co., Ltd.(a)                                  443,000          20,099,323
                                                                               ----------------
                                                                                     45,639,303
                                                                               ----------------

MEXICO -- 2.2%
Grupo Televisa, S.A. (ADR)(a)                                       281,000          14,817,130
                                                                               ----------------

NETHERLANDS -- 7.5%
Akzo Nobel N.V.(a)                                                  495,000          17,488,367
Euronext N.V.(a)                                                    775,600          22,098,610
Heineken Holding NV - Series A(a)                                   337,300           9,070,274
Heineken NV(a)                                                       64,375           1,938,756
                                                                               ----------------
                                                                                     50,596,007
                                                                               ----------------

SINGAPORE -- 1.5%
United Overseas Bank, Ltd.                                        1,260,400          10,249,333
                                                                               ----------------

SOUTH KOREA -- 4.2%
Kookmin Bank*                                                       229,000           7,268,334
Lotte Chilsung Beverage Co., Ltd.                                    11,510           8,295,118
SK Telecom Co., Ltd.                                                 81,150          12,382,089
                                                                               ----------------
                                                                                     27,945,541
                                                                               ----------------

SWITZERLAND -- 14.9%
Credit Suisse Group                                                 326,000          10,440,334
Givaudan S.A                                                         24,220          14,753,180
Lonza Group AG                                                      339,700          15,380,165
Nestle S.A                                                           83,000          19,051,798
Novartis AG                                                         403,000          18,797,830
Swatch Group AG                                                     387,700          10,697,347
Syngenta AG                                                         111,400          10,645,254
                                                                               ----------------
                                                                                     99,765,908
                                                                               ----------------

UNITED KINGDOM -- 24.4%
Aegis Group Plc                                                   6,707,500          11,775,882
Associated British Ports Holdings Plc                             1,838,000          14,681,967
BP Plc                                                              774,000           7,402,762
British Sky Broadcasting Group Plc                                  175,000           1,519,701
Cadbury Schweppes Plc                                             2,191,000          16,863,279
Diageo Plc                                                        1,852,500          23,156,223
GlaxoSmithKline Plc                                               1,167,000          25,193,604
Lloyds TSB Group Plc                                              1,655,200          12,942,041
Michael Page International Plc                                    2,095,000           7,018,867
Reed International Plc                                            1,815,000          15,947,137
Signet Group Plc                                                  7,909,000          16,416,051
Vodafone Group Plc                                                4,735,000          11,351,333
                                                                               ----------------
                                                                                    164,268,847
                                                                               ----------------
Total Common Stocks (Cost $ 582,735,247)                                            645,530,714
                                                                               ----------------

SECURITY                                                         PAR
DESCRIPTION                                                     AMOUNT               VALUE
-----------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 24.3%
State Street Bank and Trust Co.,
  Repurchase Agreement, dated
  09/30/04 at 0.75% to be repurchased
  at $20,998,437 on 10/01/04
  collaterized by $21,390,000 FNMA
  1.875% due 02/15/05 with a value of $21,420,074          $     20,998,000          20,998,000
State Street Navigator Securities
  Lending Prime Portfolio(b)                                    142,376,859         142,376,859
                                                                               ----------------
Total Short-Term Investments (Cost $ 163,374,859)                                   163,374,859
                                                                               ----------------

TOTAL INVESTMENTS -- 120.3%
(Cost $ 746,110,106)                                                                808,905,573

Other Assets and Liabilities (net) -- (20.3%)                                      (136,731,421)
                                                                               ----------------

TOTAL NET ASSETS -- 100.0%                                                     $    672,174,152
                                                                               ================

PORTFOLIO FOOTNOTES:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $66,797,250 and $4,001,783 respectively, resulting in a net unrealized appreciation of $62,795,467.

*       Non-income producing security.

(a)     All or a portion of security out on loan.

(b) Represents investment of collateral received from securities lending transactions.

ADR -   American Depositary Receipt

FNMA -  Federal National Mortgage Association

The adviser considers securities denominated in like currency as coverage for forward purchase commitments.

                     HARRIS OAKMARK INTERNATIONAL PORTFOLIO
         SUMMARY OF TOTAL FOREIGN SECURITIES BY INDUSTRY CLASSIFICATION
                                    9/30/2004

                                             VALUE          PERCENT OF NET
INDUSTRY                                     (000)              ASSETS
---------------------------------------------------------------------------

Apparel & Textiles                     $          9,079                 1.4%
Automotive                                       25,798                 3.8%
Banks                                           106,024                15.8%
Beverages, Food, & Tobacco                       60,922                 9.1%
Biotechnology                                    15,380                 2.3%
Business Services                                 7,019                 1.0%
Chemicals                                        42,887                 6.4%
Communications                                   23,733                 3.5%
Electronics                                      14,431                 2.1%
Financial Services                               53,549                 8.0%
Food & Drug Retailing                            25,158                 3.7%
Household Products                               14,536                 2.2%
Industrial Machinery                              8,300                 1.2%
Insurance                                         1,578                 0.2%
Media                                            86,122                12.8%
Office Furnishings & Supplies                    12,620                 1.9%
Oil & Gas                                         9,646                 1.4%
Pharmaceuticals                                  72,526                10.8%
Retailers                                        30,635                 4.6%
Software                                         10,906                 1.6%
Transportation                                   14,682                 2.2%
                                       ----------------    ----------------
                                       $        645,531                96.0%
                                       ================    ================

Forward Foreign Currency Contracts to Sell:

                                                Value at            In Exchange     Net Unrealized
Settlement Date    Contacts to Deliver     September 30, 2004        for U.S.$       Appreciation
---------------    -------------------     ------------------       -----------     ---------------
  7/12/2005        18,500,000     GBP        $    32,828,000       33,337,000       $    509,000
  7/14/2005        18,600,000     GBP             33,001,425       33,690,180            688,755
                                                                                     ------------
                                                                                     $  1,197,755
                                                                                     ============

GBP - British Pound

MET INVESTORS SERIES TRUST
JANUS AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (Unaudited)
(Percentage of Net Assets)

SECURITY
DESCRIPTION                                                    SHARES                VALUE
-----------------------------------------------------------------------------------------------
COMMON STOCKS -- 94.9%
AIR FREIGHT & LOGISTICS -- 3.5%
C.H. Robinson Worldwide, Inc. (a)                                    81,175    $      3,765,708
FedEx Corp.                                                          83,715           7,173,538
United Parcel Service, Inc. - Class B                                85,580           6,497,234
                                                                               ----------------
                                                                                     17,436,480
                                                                               ----------------

AUTO COMPONENTS -- 0.9%
Advance Auto Parts, Inc.*                                           123,775           4,257,860
                                                                               ----------------

BANKS -- 3.4%
Mitsubishi Tokyo Finacial Group, Inc.                                   819           6,824,554
Northern Trust Corp.                                                 94,350           3,849,480
UCBH Holdings, Inc.(a)                                              151,510           5,919,496
                                                                               ----------------
                                                                                     16,593,530
                                                                               ----------------

BIOTECHNOLOGY -- 1.0%
Invitrogen Corp.*                                                    92,930           5,110,221
                                                                               ----------------

COMMERCIAL SERVICES & SUPPLIES -- 4.0%
Iron Mountain, Inc.*                                                211,745           7,167,568
Paychex, Inc.                                                       215,205           6,488,431
ServiceMaster Co.                                                    85,350           1,097,601
Vedior NV                                                           303,469           4,696,108
                                                                               ----------------
                                                                                     19,449,708
                                                                               ----------------

COMMUNICATIONS EQUIPMENT -- 1.3%
Corning, Inc.*                                                      574,870           6,369,560
                                                                               ----------------

CONTAINERS & PACKAGING -- 1.6%
Ball Corp.                                                          209,405           7,838,029
                                                                               ----------------

ENERGY EQUIPMENT & SERVICES -- 1.9%
Kennametal, Inc.                                                     65,410           2,953,262
Reliant Energy, Inc.*                                               669,025           6,242,003
                                                                               ----------------
                                                                                      9,195,265
                                                                               ----------------

FINANCIALS - DIVERSIFIED -- 4.8%
Chicago Mercantile Exchange(a)                                       46,945           7,572,229
J.P. Morgan Chase & Co.                                             112,180           4,456,911
Providian Financial Corp.*                                          318,360           4,947,314
SLM Corp.                                                           145,125           6,472,575
                                                                               ----------------
                                                                                     23,449,029
                                                                               ----------------

FOOD & DRUG RETAILING -- 1.5%
Whole Foods Market, Inc.                                             87,510           7,507,483
                                                                               ----------------

HEALTH CARE EQUIPMENT & SUPPLIES -- 4.1%
Boston Scientific Corp.*                                            102,235           4,061,797
Medtronic, Inc.                                                      23,145           1,201,225
Varian Medical Systems, Inc.*                                       222,485           7,691,306
Zimmer Holdings, Inc.*                                               91,890           7,262,986
                                                                               ----------------
                                                                                     20,217,314
                                                                               ----------------

HEALTH CARE PROVIDERS & SERVICES -- 4.0%
Neurocrine Biosciences, Inc.*(a)                                    206,435           9,735,474
UnitedHealth Group, Inc.                                            138,135          10,186,075
                                                                               ----------------
                                                                                     19,921,549
                                                                               ----------------

HOTELS, RESTAURANTS & LEISURE -- 5.1%
Four Seasons Hotels, Inc.(a)                                        145,795           9,345,459
Outback Steakhouse, Inc.                                             97,750           4,059,558
Royal Caribbean Cruises, Ltd.(a)                                    151,180           6,591,448
Starwood Hotels & Resorts Worldwide, Inc. - Class B                 115,465           5,359,885
                                                                               ----------------
                                                                                     25,356,350
                                                                               ----------------

HOUSEHOLD DURABLES -- 4.1%
American Standard Companies, Inc.*                                  160,155           6,231,631
Harman International Industries, Inc.                                64,730           6,974,658
Lennar Corp.  - Class A                                             146,560           6,976,256
                                                                               ----------------
                                                                                     20,182,545
                                                                               ----------------

HOUSEHOLD PRODUCTS -- 0.7%
Procter & Gamble Co.                                                 66,485           3,598,168
                                                                               ----------------

INDUSTRIAL - DIVERSIFIED -- 3.6%
3M Co.                                                               77,350           6,185,680
General Electric Co.                                                162,295           5,449,866
Tyco International, Ltd.(a)                                         204,625           6,273,802
                                                                               ----------------
                                                                                     17,909,348
                                                                               ----------------

INTERNET & CATALOG RETAIL -- 1.0%
Amazon.com, Inc.*                                                   123,205           5,034,156
                                                                               ----------------

INTERNET SOFTWARE & SERVICES -- 4.9%
Juniper Networks, Inc.*(a)                                          127,460           3,008,056
Yahoo!, Inc.*                                                       620,310          21,034,712
                                                                               ----------------
                                                                                     24,042,768
                                                                               ----------------

MEDIA -- 1.2%
Time Warner, Inc.*                                                  366,240           5,911,114
                                                                               ----------------

OIL & GAS -- 7.0%
BJ Services Co.                                                     108,615           5,692,512
BP Plc (ADR)                                                         89,400           5,143,182
GlobalSantaFe Corp.                                                 247,655           7,590,626
Schlumberger, Ltd.                                                   92,315           6,213,723
Total Fina Elf S.A. (ADR)(a)                                         96,095           9,818,026
                                                                               ----------------
                                                                                     34,458,069
                                                                               ----------------

PHARMACEUTICALS -- 13.1%
Alcon, Inc.                                                          72,495           5,814,099
Amgen, Inc.*                                                        128,815           7,301,234
Celgene Corp.*(a)                                                   126,455           7,363,475
Elan Corp. Plc (ADR)*(a)                                            168,655           3,946,527
Eli Lilly & Co.                                                      66,800           4,011,340
Genentech, Inc.*                                                    132,595           6,950,630
MGI Pharma, Inc.*                                                   220,110           5,874,736
Pfizer, Inc.                                                         97,310           2,977,686
Pharmion Corp.*(a)                                                   39,625           2,048,454
QLT, Inc.*(a)                                                       202,865           3,377,702
Roche Holding AG                                                     96,720          10,018,007
Sanofi-Synthelabo S.A                                                63,788           4,636,750
                                                                               ----------------
                                                                                     64,320,640
                                                                               ----------------

RETAIL - MULTILINE -- 1.1%
LVMH Moet Hennessy Louis Vuitton S.A                                 78,810           5,269,316
                                                                               ----------------

RETAIL - SPECIALTY -- 7.9%
Best Buy Co., Inc.                                                  137,515           7,458,814
Coach, Inc.*                                                        148,365           6,293,643
Lowe's Companies, Inc.                                              104,000           5,652,400
The Gap, Inc.                                                       777,390          14,537,193
Tiffany & Co.                                                       166,685           5,123,897
                                                                               ----------------
                                                                                     39,065,947
                                                                               ----------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 4.0%
Maxim Integrated Products, Inc.                                     324,765          13,734,312
Texas Instruments, Inc.                                             272,200           5,792,416
                                                                               ----------------
                                                                                     19,526,728
                                                                               ----------------

MET INVESTORS SERIES TRUST
JANUS AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS -- continued
SEPTEMBER 30, 2004 (Unaudited)
(Percentage of Net Assets)

SECURITY
DESCRIPTION                                                    SHARES                VALUE
-----------------------------------------------------------------------------------------------
SOFTWARE -- 6.2%
Check Point Software Technologies, Ltd.*                            228,290           3,874,081
Electronic Arts, Inc.*                                              182,285           8,383,287
Microsoft Corp.                                                     430,325          11,898,486
SAP AG                                                               42,472           6,609,173
                                                                               ----------------
                                                                                     30,765,027
                                                                               ----------------

TELECOMMUNICATION SERVICES - DIVERSIFIED -- 3.0%
Cisco Systems, Inc.*                                                590,350          10,685,335
Motorola, Inc.                                                      225,580           4,069,463
                                                                               ----------------
                                                                                     14,754,798
                                                                               ----------------
Total Common Stocks (Cost $ 443,507,234)                                            467,541,002
                                                                               ----------------

SECURITY                                                         PAR
DESCRIPTION                                                     AMOUNT               VALUE
-----------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 15.5%
U.S. GOVERNMENT & AGENCY DISCOUNT NOTES -- 4.8%
Federal Home Loan Bank, 1.650%, due 10/1/2004              $     23,800,000          23,800,000
                                                                               ----------------

COMMERICAL PAPER -- 0.4%
UBS Finance, Inc., 1.880%, due 10/01/04                           1,700,000           1,700,000
                                                                               ----------------

MONEY MARKET  -- 10.3%
State Street Navigator Securities
  Lending Prime Portfolio(b)                                     50,756,487          50,756,487
                                                                               ----------------
Total Short-Term Investments (Cost $ 76,256,487)                                     76,256,487
                                                                               ----------------

TOTAL INVESTMENTS -- 110.4%
(Cost $ 519,763,721)                                                                543,797,489

Other Assets and Liabilities (net) -- (10.4%)                                       (51,106,677)
                                                                               ----------------

TOTAL NET ASSETS -- 100.0%                                                     $    492,690,812
                                                                               ================

PORTFOLIO FOOTNOTES:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $42,044,689 and $18,010,921 respectively, resulting in a net unrealized appreciation of $24,033,768.

*       Non-income producing security.

(a)     All or a portion of security out on loan.

(b) Represents investment of collateral received from securities lending transactions.

ADR -   American Depositary Receipt

MET INVESTORS SERIES TRUST
J.P. MORGAN QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (Unaudited)
(Percentage of Net Assets)

SECURITY
DESCRIPTION                                                    SHARES                VALUE
-----------------------------------------------------------------------------------------------
DOMESTIC BONDS & DEBT SECURITIES -- 75.3%
AEROSPACE & DEFENSE -- 0.3%
General Dynamics Corp.
  2.125%, due 05/15/06                                     $        325,000    $        321,597
Lockheed Martin Corp.
  8.500%, due 12/01/29                                              100,000             132,636
                                                                               ----------------
                                                                                        454,233
                                                                               ----------------

ASSET-BACKED SECURITIES -- 11.6%
American Express Credit Account Master,  Class A
  1.690%, due 01/15/09                                              715,000             702,251
AmeriCredit Automobile Receivables Trust, Class A
  (FSA Insured)
  2.750%, due 10/09/07                                              285,000             285,847
  3.480%, due 05/06/10                                              450,000             454,458
Capital Auto Receivables Asset Trust
  1.960%, due 01/15/09                                              545,000             533,699
Capital One Auto Financial Trust
  3.180%, due 09/15/10 (MBIA Insured)                               220,000             219,745
Capital One Master Trust
  4.600%, due 08/17/09                                              820,000             846,280
Capital One Multi-Asset Execution Trust
  3.650%, due 07/15/11                                            1,000,000             998,857
Capital One Multi-Asset Execution Trust, - Class A1
  2.150%, due 01/15/09 @                                          1,450,000           1,458,022
Citibank Credit Card Issuance Trust
  2.550%, due 01/20/09                                            1,490,000           1,474,689
Citibank Credit Card Master Trust
  6.150%, due 03/10/11 - Class B                                  1,230,000           1,346,018
Countrywide Asset-Backed Certificates
  3.613%, due 04/25/30                                              375,000             376,660
  5.413%, due 01/25/34                                              340,000             349,323
Ford Credit Auto Owner Trust
  3.540%, due 11/15/08                                              380,000             382,863
Honda Auto Receivables Owner Trust
  3.300%, due 06/16/08                                            1,500,000           1,511,690
Indymac Index Mortgage Loan Trust
  2.280%, due 09/25/34 @                                            847,004             851,159
Long Beach Mortgage Loan Trust
  2.180%, due 08/25/33 @                                            723,719             724,834
M&I Auto Loan Trust
  2.970%, due 04/20/09                                              275,000             274,264
Morgan Stanley Auto Loan Trust
  2.940%, due 03/16/09                                            1,205,000           1,204,193
Morgan Stanley Auto Loan Trust, Class A
  2.170%, due 04/15/11                                              415,000             408,907
Onyx Acceptance Owner Trust (XL Capital Assurance
  Insured)
  2.660%, due 05/17/10                                              400,000             396,816
  3.500%, due 12/15/11                                              365,000             363,745
Option One Mortgage Loan Trust
  2.160%, due 08/25/33 @                                            269,845             270,169
Peco Energy Transition Trust, 1999-A A4
  5.800%, due 03/01/07                                              204,054             207,268
PSE&G Transition Funding LLC
  6.610%, due 06/15/15                                              470,000             536,805
Residential Asset Securities Corp.
  3.372%, due 11/25/28                                              445,000             446,366
  2.090%, due 07/25/32 @ (AMBAC Insured)                            184,415             184,386
  2.130%, due 07/25/33 @ (AMBAC Insured)                            452,905             453,326
SLM Student Loan Trust
  2.990%, due 12/15/22 (144A) (b)                                   910,000             907,102
Triad Automobile Receivables Owner Trust
  3.200%, due 12/13/10 (MBIA Insured)                               465,000             464,460
Volkswagen Auto Loan Enhanced Trust
  2.940%, due 03/22/10                                              550,000             548,004
Wachovia Asset Securitization
  2.100%, due 06/25/33 @ (FGIC Insured)                             537,327             538,055
WFS Financial Owner Trust
  3.150%, due 05/20/11                                              350,000             350,073
                                                                               ----------------
                                                                                     20,070,334
                                                                               ----------------

AUTOMOBILES -- 0.9%
DaimlerChrysler NA Holdings
  7.200%, due 09/01/09                                              255,000             287,319
General Motors Corp.
  7.200%, due 01/15/11 (a)                                          555,000             588,525
  8.250%, due 07/15/23                                              180,000             189,803
  8.375%, due 07/15/33                                              400,000             425,907
TRW Automotive, Inc.
  9.375%, due 02/15/13                                               76,000              87,210
                                                                               ----------------
                                                                                      1,578,764
                                                                               ----------------

BANKS -- 3.8%
Abbey National Capital Trust
  8.963%, due 12/29/49 @                                             80,000             108,283
ABN Amro NA Holding Capital
  6.523%, due 12/29/49 (144A) (b) @                                 345,000             381,196
ANZ Capital Trust
  5.360%, due 12/29/49 (144A) (b)                                   525,000             530,118
Cadets Trust
  4.800%, due 07/15/13 (144A) (b)                                   220,000             213,935
Fleet Boston Corp.
  7.375%, due 12/01/09 (a)                                           70,000              80,601
HSBC Capital Funding LP
  4.610%, due 12/29/49 (144A) (b)                                   585,000             562,178
  9.547%, due 12/31/49 (144A) (b) @                                 350,000             441,319
KBC Bank Funding Trust III
  9.860%, due 11/29/49 (144A) (b) @                                 215,000             266,152
Popular N.A., Inc.
  6.125%, due 10/15/06                                              610,000             644,563
  4.700%, due 06/30/09                                              590,000             605,261
RBS Capital Trust I
  6.425%, due 12/29/49 @                                            120,000             122,806
RBS Capital Trust III
  5.512%, due 09/29/49 @                                            585,000             594,334
SunTrust Banks, Inc.
  2.500%, due 11/01/06                                              525,000             519,763
United Overseas Bank, Ltd.
  5.375%, due 09/03/19 (144A) (b) @                                 470,000             475,077
US Bank NA
  2.850%, due 11/15/06                                              695,000             694,112

MET INVESTORS SERIES TRUST
J.P. MORGAN QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS -- continued
SEPTEMBER 30, 2004 (Unaudited)
(Percentage of Net Assets)

SECURITY                                                         PAR
DESCRIPTION                                                     AMOUNT               VALUE
-----------------------------------------------------------------------------------------------
Westpac Capital Trust III
  5.819%, due 12/29/49 (144A) (b) @                                 145,000             151,854
Westpac Capital Trust IV
  5.256%, due 12/29/49 (144A) (b) @                                 165,000             162,499
                                                                               ----------------
                                                                                      6,554,051
                                                                               ----------------

CHEMICALS -- 0.5%
Dow Chemical Co.
  7.375%, due 11/01/29                                              185,000             215,481
Huntsman International LLC
  9.875%, due 03/01/09                                               70,000              77,525
ICI Wilmington, Inc.
  5.625%, due 12/01/13 (a)                                          340,000             350,020
Lyondell Chemical Co.
  10.875%, due 05/01/09 (a)                                         120,000             127,800
PolyOne Corp.
  10.625%, due 05/15/10 (a)                                         120,000             132,000
                                                                               ----------------
                                                                                        902,826
                                                                               ----------------

COLLATERALIZED MORTGAGE OBLIGATIONS -- 7.9%
Banc of America Commercial Mortgage, Inc.
  4.429%, due 11/10/39                                            3,070,000           3,069,526
  5.061%, due 03/11/41                                            1,025,000           1,055,078
Countrywide Home Loans
  5.500%, due 08/25/33                                              761,389             767,330
CS First Boston Mortgage Securities Corp.
  6.380%, due 12/16/35                                              535,000             592,849
  4.302%, due 07/15/36                                              710,000             718,533
Greenwich Capital Commercial Funding Corp.
  4.111%, due 07/05/35                                              575,000             554,895
LB-UBS Commercial Mortgage Trust
  3.246%, due 03/15/29                                              510,000             498,289
  4.685%, due 07/15/32                                              890,000             896,407
Morgan Stanley Capital I, Inc.
  4.900%, due 06/15/40                                            1,110,000           1,135,116
  4.660%, due 09/13/45                                              990,000             988,063
Morgan Stanley Dean Witter Capital
  4.920%, due 03/12/35                                              495,000             505,734
Wachovia Bank Commercial Mortgage Trust
  4.980%, due 11/15/34                                            2,790,000           2,863,492
                                                                               ----------------
                                                                                     13,645,312
                                                                               ----------------

COMMERCIAL SERVICES & SUPPLIES -- 0.3%
Allied Waste North America, Inc.
  6.125%, due 02/15/14                                              315,000             295,312
  7.375%, due 04/15/14 (a)                                           15,000              14,513
Iron Mountain, Inc.
  6.625%, due 01/01/16                                               70,000              68,600
Von Hoffmann Corp.
  10.250%, due 03/15/09                                              90,000             100,350
Xerox Corp.
  7.625%, due 06/15/13                                               50,000              54,250
                                                                               ----------------
                                                                                        533,025
                                                                               ----------------

CONTAINERS & PACKAGING -- 0.1%
Owens-Brockway Glass Container
  8.875%, due 02/15/09                                              150,000             163,875
  7.750%, due 05/15/11                                               55,000              58,850
                                                                               ----------------
                                                                                        222,725
                                                                               ----------------

ELECTRIC UTILITIES -- 1.9%
AEP Texas Central Co.
  5.500%, due 02/15/13                                              260,000             271,051
Alabama Power Co.
  2.800%, due 12/01/06  (a)                                         250,000             248,772
Arizona Public Service Co.
  4.650%, due 05/15/15 (a)                                          165,000             158,520
Dominion Resources, Inc.
  6.300%, due 03/15/33                                              210,000             213,176
Dominion Resources, Inc., Series A
  8.125%, due 06/15/10 (a)                                          335,000             397,406
DTE  Energy Co.
  6.375%, due 04/15/33                                              260,000             265,134
FPL Group Capital, Inc.
  7.625%, due 09/15/06                                              405,000             439,321
Pacificorp
  4.300%, due 09/15/08                                              250,000             253,938
Pepco Holdings, Inc.
  6.450%, due 08/15/12 (a)                                           90,000              98,121
  7.450%, due 08/15/32                                              180,000             208,689
PSEG Power LLC
  5.500%, due 12/01/15 (a)                                          420,000             420,869
  8.625%, due 04/15/31                                              245,000             314,682
                                                                               ----------------
                                                                                      3,289,679
                                                                               ----------------

ENERGY EQUIPMENT & SERVICES -- 0.1%
Calpine Corp.
  8.750%, due 07/15/13 (144A)  (a) (b)                               85,000              64,600
Peabody Energy Corp.
  6.875%, due 03/15/13                                               70,000              75,950
                                                                               ----------------
                                                                                        140,550
                                                                               ----------------

FINANCIALS - DIVERSIFIED -- 6.3%
American General Finance Corp.
  3.000%, due 11/15/06  (a)                                         605,000             601,804
  4.500%, due 11/15/07                                              280,000             288,328
Capital One Financial Corp.
  8.750%, due 02/01/07                                              705,000             786,707
Ford Motor Credit Co.
  7.375%, due 10/28/09                                               60,000              65,790
  7.875%, due 06/15/10                                            1,070,000           1,194,814
  7.000%, due 10/01/13 (a)                                          470,000             497,756
General Electric Capital Corp.,
  Series A
  5.450%, due 01/15/13 (a)                                          375,000             397,953
  6.750%, due 03/15/32                                              165,000             190,537
Goldman Sachs Group, Inc.
  5.700%, due 09/01/12                                               55,000              58,210
  5.000%, due 10/01/14 (a)                                          525,000             520,317
  6.345%, due 02/15/34                                              395,000             397,563
Household Automotive Trust
  3.300%, due 05/18/09                                            1,250,000           1,253,125
ING Capital Funding Trust III
  8.439%, due 12/31/49 @                                            200,000             241,857
Mizuho Financial Group, Inc.
  8.790%, due 12/29/49 (144A) (b) @                                 390,000             447,817
  9.870%, due 12/31/49 (144A) (b) @                                 410,000             481,588

MET INVESTORS SERIES TRUST
J.P. MORGAN QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS -- continued
SEPTEMBER 30, 2004 (Unaudited)
(Percentage of Net Assets)

SECURITY                                                         PAR
DESCRIPTION                                                     AMOUNT               VALUE
-----------------------------------------------------------------------------------------------
Morgan Stanley
  4.750%, due 04/01/14                                              310,000             300,668
Nisource Finance Corp.
  6.150%, due 03/01/13                                              475,000             515,765
Pricoa Global Funding I
  3.900%, due 12/15/08 (144A) (b)                                   655,000             655,840
Prudential Holdings LLC
  8.695%, due 12/18/23 (144A) (b)                                   150,000             191,768
SLM Corp.
  5.625%, due 04/10/07                                              775,000             816,160
TRAINS HY-2004-1
  8.210%, due 08/01/15 + (144A) (b) (f)                             909,303             979,693
                                                                               ----------------
                                                                                     10,884,060
                                                                               ----------------

FOOD & DRUG RETAILING -- 0.3%
Safeway, Inc.
  4.125%, due 11/01/08                                              480,000             480,119
Ingles Markets, Inc.
  8.875%, due 12/01/11                                               90,000              97,425
                                                                               ----------------
                                                                                        577,544
                                                                               ----------------

HEALTH CARE EQUIPMENT & SUPPLIES -- 0.2%
Hospira, Inc.
  4.950%, due 06/15/09                                              305,000             313,001
Medex, Inc.
  8.875%, due 05/15/13                                               35,000              38,325
                                                                               ----------------
                                                                                        351,326
                                                                               ----------------

UNITED STATES -- 0.6%
Fresenius Medical Capital Trust II
  7.875%, due 02/01/08                                               85,000              92,863
HCA, Inc.
  5.250%, due 11/06/08                                              450,000             461,185
Tenet Healthcare Corp.
  5.000%, due 07/01/07 (a)                                          100,000              99,750
UnitedHealth Group, Inc.
  3.300%, due 01/30/08                                              340,000             338,074
                                                                               ----------------
                                                                                        991,872
                                                                               ----------------

HOTELS, RESTAURANTS & LEISURE -- 0.0%
Six Flags, Inc.
  8.875%, due 02/01/10 (a)                                           10,697              10,082
Starwood Hotels & Resorts
  7.375%, due 11/15/15                                               40,000              43,800
                                                                               ----------------
                                                                                         53,882
                                                                               ----------------

HOUSEHOLD DURABLES -- 0.7%
Centex Corp.
  5.700%, due 05/15/14 (a)                                          280,000             289,288
D.R. Horton, Inc.
  8.500%, due 04/15/12                                               60,000              68,100
KB Home
  5.750%, due 02/01/14                                              430,000             430,000
Pulte Homes, Inc.
  5.250%, due 01/15/14                                              290,000             289,274
Standard Pacific Corp.
  6.875%, due 05/15/11                                               85,000              89,675
                                                                               ----------------
                                                                                      1,166,337
                                                                               ----------------

INSURANCE -- 0.9%
Arch Capital Group Limited
  7.350%, due 05/01/34                                              205,000             212,949
Aspen Insurance Holdings Limited
  6.000%, due 08/15/14 (144A) (b)                                   450,000             453,884
Fund American Co, Inc.
  5.875%, due 05/15/13                                               80,000              81,811
Liberty Mutual Group, Inc.
  5.750%, due 03/15/14 (144A) (b)                                   535,000             532,479
Nationwide Financial Services, Inc.
  6.250%, due 11/15/11                                               55,000              60,314
  5.900%, due 07/01/12                                               60,000              64,388
Odyssey Re Holdings Corp.
  7.650%, due 11/01/13                                              165,000             180,263
                                                                               ----------------
                                                                                      1,586,088
                                                                               ----------------

MEDIA -- 1.3%
Clear Channel Communications
  5.500%, due 09/15/14                                              300,000             298,990
Comcast Corp.
  7.050%, due 03/15/33                                               75,000              82,544
Cox Communications, Inc.
  4.625%, due 06/01/13 (a)                                          430,000             397,207
Echostar DBS Corp.
  6.375%, due 10/01/11                                               70,000              71,225
MediaNews Group, Inc.
  6.875%, due 10/01/13                                               85,000              88,187
News America Holdings, Inc.
  8.250%, due 08/10/18                                              110,000             136,227
  7.750%, due 01/20/24                                               25,000              29,260
Tele-Communications TCI Group
  7.875%, due 02/15/26                                              175,000             205,978
Time Warner Cos., Inc.
  9.150%, due 02/01/23                                              155,000             200,258
Time Warner Entertainment
  8.375%, due 03/15/23                                              260,000             311,743
Time Warner, Inc.
  7.625%, due 04/15/31                                              310,000             357,906
                                                                               ----------------
                                                                                      2,179,525
                                                                               ----------------

METALS & MINING -- 0.1%
Arch Western Finance
  6.750%, due 07/01/13 (144A) (b)                                    85,000              91,800
                                                                               ----------------

OIL & GAS -- 1.8%
Amerada Hess Corp.
  6.650%, due 08/15/11                                              175,000             193,486
  7.300%, due 08/15/31                                               60,000              65,606
Duke Capital LLC
  6.250%, due 02/15/13                                              615,000             662,816
  8.000%, due 10/01/19                                              250,000             299,663
Husky Energy, Inc.
  6.150%, due 06/15/19 @                                            215,000             227,958
Kerr-McGee Corp.
  6.950%, due 07/01/24                                              235,000             251,121
Kinder Morgan Energy Partners
  7.400%, due 03/15/31 (a)                                          225,000             256,178
  7.750%, due 03/15/32                                              135,000             160,300
  7.300%, due 08/15/33                                               90,000             101,694
Pioneer Natural Resource
  5.875%, due 07/15/16                                              405,000             424,266
Reliant Resource, Inc.
  9.500%, due 07/15/13                                              120,000             130,950

MET INVESTORS SERIES TRUST
J.P. MORGAN QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS -- continued
SEPTEMBER 30, 2004 (Unaudited)
(Percentage of Net Assets)

SECURITY                                                         PAR
DESCRIPTION                                                     AMOUNT               VALUE
-----------------------------------------------------------------------------------------------
Transcontinental Gas Pipe Line Corp.
  8.875%, due 07/15/12                                               35,000              42,744
Valero Energy Corp.
  7.500%, due 04/15/32                                              225,000             263,886
Williams Cos., Inc. (The)
  8.125%, due 03/15/12 (a)                                           35,000              40,512
                                                                               ----------------
                                                                                      3,121,180
                                                                               ----------------

PAPER & FOREST PRODUCTS -- 0.1%
Georgia-Pacific Corp.
  7.375%, due 07/15/08                                               15,000              16,425
International Paper Co.
  5.850%, due 10/30/12                                              115,000             121,694
                                                                               ----------------
                                                                                        138,119
                                                                               ----------------

PHARMACEUTICALS -- 0.1%
Wyeth
  6.450%, due 02/01/24                                              160,000             164,542
                                                                               ----------------

REAL ESTATE -- 0.4%
Cendant Corp.
  7.125%, due 03/15/15                                              240,000             275,712
IStar Financial, Inc.
  6.000%, due 12/15/10 (REIT)                                       225,000             235,232
Socgen Real Estate  LLC
  7.640%, due 12/29/49 (144A) (b) @                                 165,000             183,248
                                                                               ----------------
                                                                                        694,192
                                                                               ----------------

RETAIL - MULTILINE -- 0.0%
Federated Department Stores, Inc.
  6.300%, due 04/01/09 (a)                                           60,000              65,298
                                                                               ----------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 0.0%
Freescale Semiconductor
  7.125%, due 07/15/14 (144A) (b)                                    30,000              31,350
                                                                               ----------------

TELECOMMUNICATION SERVICES - DIVERSIFIED -- 1.0%
Qwest Corp.
  9.130%, due 03/15/12 (144A) (b)                                    70,000              77,350
SBC Communications, Inc.
  5.625%, due 06/15/16                                              455,000             465,973
Sprint Capital Corp.
  6.900%, due 05/01/19                                              220,000             241,430
  8.750%, due 03/15/32                                              215,000             273,696
Verizon Global Funding Corp.
  7.375%, due 09/01/12 (a)                                          185,000             216,366
Verizon New York, Inc.
  6.875%, due 04/01/12                                              325,000             361,946
  7.375%, due 04/01/32                                              155,000             172,999
                                                                               ----------------
                                                                                      1,809,760
                                                                               ----------------

TELECOMMUNICATION SERVICES - WIRELESS  -- 0.8%
AT&T Wireless Services, Inc.
  7.875%, due 03/01/11                                              260,000             308,443
  8.125%, due 05/01/12                                                5,000               6,051
  8.750%, due 03/01/31                                              245,000             322,664
Comcast Cable Communications Holdings
  8.375%, due 03/15/13                                              506,000             613,724
Nextel Communications, Inc.
  7.375%, due 08/01/15                                               70,000              75,600
                                                                               ----------------
                                                                                      1,326,482
                                                                               ----------------

TRANSPORTATION -- 0.2%
Norfolk Southern Corp.
  7.800%, due 05/15/27                                              175,000             214,661
  7.250%, due 02/15/31                                              125,000             146,126
Union Pacific Corp.
  6.625%, due 02/01/29                                               50,000              54,068
                                                                               ----------------
                                                                                        414,855
                                                                               ----------------

U.S. GOVERNMENT AGENCY MORTGAGE BACKED SECURITIES -- 20.3%
Federal Home Loan Mortgage Corp.
  6.000%, due TBA  (c)                                              500,000             516,406
Federal National Mortgage Association
  4.500%, due TBA  (c)                                            4,500,000           4,484,529
  5.000%, due TBA  (c)                                            7,700,000           7,822,722
  5.500%, due TBA  (c)                                            9,500,000           9,702,031
  6.000%, due TBA  (c)                                            5,200,000           5,341,378
Government National Mortgage Association
  6.000%, due 12/01/99 (c)                                        7,000,000           7,255,934
                                                                               ----------------
                                                                                     35,123,000
                                                                               ----------------

U.S. GOVERNMENT AGENCY -- 1.7%
Federal Home Loan Mortgage Corp.
  4.500%, due 02/15/11                                              272,287              18,721
  6.250%, due 07/15/32                                            1,785,000           2,020,088
Federal National Mortgage Association
  5.750%, due 06/25/29                                              479,533             481,485
  6.625%, due 11/15/30                                              335,000             391,813
                                                                               ----------------
                                                                                      2,912,107
                                                                               ----------------

U.S. TREASURY SECURITIES -- 11.1%
U.S. Treasury Bond
  8.875%, due 02/15/19 (d)                                          435,000             628,473
  7.875%, due 02/15/21 (d)                                        1,000,000           1,353,477
  6.125%, due 11/15/27 (d)                                          875,000           1,016,095
  5.250%, due 02/15/29 (d)                                          220,000             229,101
  5.375%, due 02/15/31 (d)                                        2,730,000           2,925,367
                                                                               ----------------
                                                                                      6,152,513
                                                                               ----------------

U.S. Treasury Note
  3.875%, due 05/15/09 (d)                                          550,000             563,536
  4.000%, due 06/15/09 (d)                                        1,360,000           1,400,057
  4.250%, due 11/15/13 (d)                                        1,420,000           1,438,750
  4.750%, due 05/15/14 (d)                                        6,755,000           7,092,757
  4.250%, due 08/15/14 (d)                                        2,535,000           2,562,332
                                                                               ----------------
                                                                                     19,209,945
                                                                               ----------------

Total Domestic Bonds & Debt Securities
(Cost $128,296,495)                                                                 130,284,763
                                                                               ----------------

FOREIGN BONDS & DEBT SECURITIES -- 7.7%
ARUBA -- 0.1%
UFJ Financial Aruba AEC
  6.750%, due 07/15/13                                              220,000             244,338
                                                                               ----------------

BAHAMAS -- 0.1%
Teekay Shipping Corp.
  8.875%, due 07/15/11                                               85,000              96,581
                                                                               ----------------

MET INVESTORS SERIES TRUST
J.P. MORGAN QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS -- continued
SEPTEMBER 30, 2004 (Unaudited)
(Percentage of Net Assets)

SECURITY                                                         PAR
DESCRIPTION                                                     AMOUNT               VALUE
-----------------------------------------------------------------------------------------------
BRAZIL  -- 0.3%
Federal Republic of Brazil
  10.000%, due 08/07/11                                             115,000             127,478
  11.000%, due 01/11/12                                             115,000             132,537
  2.125%, due 04/15/12                                              244,707             226,941
  12.750%, due 01/15/20                                              55,000              69,924
                                                                               ----------------
                                                                                        556,880
                                                                               ----------------

CANADA -- 0.4%
Abitibi Consolidated, Inc.
  6.000%, due 06/20/13 (a)                                           15,000              13,875
Celestica, Inc.
  7.875%, due 07/01/11                                               50,000              52,125
Rogers Wireless, Inc.
  6.375%, due 03/01/14                                              435,000             402,375
Tembec Industries, Inc.
  8.500%, due 02/01/11 (a)                                          170,000             178,500
                                                                               ----------------
                                                                                        646,875
                                                                               ----------------

CAYMAN ISLANDS -- 0.3%
Hutchison Whampoa International, Ltd.
  6.250%, due 01/24/14 (144A)  (b)                                  245,000             251,946
Mizuho Finl Group Cayman Ltd
  9.870%, due 04/15/14 (144A) (b)                                   315,000             325,588
                                                                               ----------------
                                                                                        577,534
                                                                               ----------------

COLUMBIA  -- 0.3%
Republic of Columbia
  9.750%, due 04/09/11                                              419,874             476,557
                                                                               ----------------

FRANCE -- 0.5%
AXA S.A. (Yankee)
  8.600%, due 12/15/30                                               60,000              77,900
Crown European Holdings S.A
  9.500%, due 03/01/11                                               80,000              89,600
France Telecom S.A
  7.750%, due 03/01/11                                              400,000             479,440
  8.500%, due 03/01/31                                              165,000             219,407
                                                                               ----------------
                                                                                        866,347
                                                                               ----------------

GERMANY  -- 0.7%
Aries Vermogensverwaltungs
  9.600%, due 10/25/14 (144A) (b)                                   250,000             281,875
Deutsche Telekom Finance B.V (Yankee)
  8.250%, due 06/15/30                                               50,000              64,820
Deutsche Telekom International Finance
  5.250%, due 07/22/13                                              425,000             435,679
Deutsche Telekom International Finance (Yankee)
  8.000%, due 06/15/10                                              310,000             371,993
                                                                               ----------------
                                                                                      1,154,367
                                                                               ----------------

ITALY  -- 0.7%
Telecom Italia Capital
  4.000%, due 11/15/08 (144A) (b)                                   270,000             271,773
  4.000%, due 01/15/10 (144A) (b)                                 1,020,000           1,013,479
                                                                               ----------------
                                                                                      1,285,252
                                                                               ----------------

KOREA  -- 0.7%
Industrial Bank of Korea
  4.000%, due 05/19/14 (144A) (b) @                                 335,000             328,203
Korea First Bank
  7.267%, due 03/03/34 (144A) (b) @                                 240,000             247,022
Woori Bank Korea
  5.750%, due 03/13/14 (144A) (b)                                   550,000             573,324
                                                                               ----------------
                                                                                      1,148,549
                                                                               ----------------

MEXICO -- 0.8%
Pemex Project Funding Master Trust
  8.625%, due 02/01/22                                              144,000             164,088
United Mexican States
  6.375%, due 01/16/13                                              285,000             300,818
  6.625%, due 03/03/15                                              355,000             377,187
  11.500%, due 05/15/26                                             130,000             195,975
  8.300%, due 08/15/31                                              325,000             370,500
                                                                               ----------------
                                                                                      1,408,568
                                                                               ----------------

NORWAY  -- 0.1%
Den Norske Bank
  7.729%, due 06/29/49 (144A) (b) @                                 115,000             134,577
                                                                               ----------------

RUSSIA  -- 0.7%
Russian Federation
  8.750%, due 07/24/05                                              395,000             412,518
Russian Federation, 5.00%/
  7.500%, due 03/31/30 +                                            175,000             168,438
Ukraine Government
  6.875%, due 03/04/11 (144A) (b)                                   175,000             172,812
  7.650%, due 06/11/13                                              500,000             502,625
                                                                               ----------------
                                                                                      1,256,393
                                                                               ----------------

SWEDEN -- 0.6%
Nordbanken AB
  8.950%, due 11/29/49 (144A) (b) @                                 305,000             367,869
Skandinaviska Enskilda Baken AB
  4.958%, due 03/29/49 (144A) (b) @                                 415,000             405,006
Swedbank
  9.000%, due 12/29/49 (144A) (b) @                                 180,000             219,295
                                                                               ----------------
                                                                                        992,170
                                                                               ----------------

UNITED KINGDOM  -- 1.3%
BP Capital Markets Plc
  2.750%, due 12/29/06                                              380,000             378,924
British Telecom Plc
  8.130%, due 12/15/10                                              190,000             229,398
HBOS Capital Funding LP
  6.071%, due 06/30/49 (144A) (b) @                                  45,000              47,664
HBOS Plc
  3.600%, due 08/15/07 (144A) (b)                                   425,000             429,322
  5.380%, due 11/01/49 (144A) (b) @                                 285,000             289,921
Northern Rock Plc
  5.600%, due 04/30/49 (144A) (b) @                                 500,000             513,239
Royal Bank of Scotland Group Plc
  7.648%, due 08/31/49 @                                             50,000              59,831
Standard Chartered Bank
  8.000%, due 05/30/31 (144A) (b)                                   235,000             295,431
                                                                               ----------------
                                                                                      2,243,730
                                                                               ----------------

VENEZUELA  -- 0.1%
Venezeula Government
  8.500%, due 10/08/14                                               90,000              88,200
Venezuela Government
  9.250%, due 09/15/27                                              180,000             177,840
                                                                               ----------------
                                                                                        266,040
                                                                               ----------------

MET INVESTORS SERIES TRUST
J.P. MORGAN QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS -- continued
SEPTEMBER 30, 2004 (Unaudited)
(Percentage of Net Assets)

SECURITY                                                         PAR
DESCRIPTION                                                     AMOUNT               VALUE
-----------------------------------------------------------------------------------------------
Total Foreign Bonds & Debt Securities
(Cost $12,943,045)                                                                   13,354,758
                                                                               ----------------

SHORT-TERM INVESTMENTS -- 40.5%
U.S. GOVERNMENT & AGENCY DISCOUNT NOTES -- 3.9%
Federal National Mortgage
  Association Discount Note
  1.570%, due 11/03/04                                            6,830,000           6,820,170
                                                                               ----------------

COMMERICAL PAPER -- 33.3%
Amsterdam Funding Corp.
  1.780%, due 10/22/04 (144A) (b)                                 2,000,000           1,997,923
Aspen Funding Corporation
  1.820%, due 12/13/04                                            2,000,000           1,992,619
Atlantis One Funding Corp.
  1.070%, due 10/01/04 (144A) (b)                                 2,000,000           2,000,000
  1.870%, due 02/01/05 (144A) (b)                                 2,000,000           1,987,222
Beta Finance, Inc.
  1.660%, due 11/15/04 (144A) (b)                                 2,000,000           1,995,850
Blue Ridge Asset Funding
  1.760%, due 10/13/04 (144A) (b)                                 2,000,000           1,998,827
Cancara Asset Securities, Ltd.
  1.810%, due 12/15/04 (144A) (b)                                 2,000,000           1,992,458
CC Usa Incorporated
  1.920%, due 01/14/05 (144A) (b)                                 2,000,000           1,988,800
Compass Securities
  1.720%, due 11/26/04 (144A) (b)                                 2,000,000           1,994,649
Dorada
  1.660%, due 11/10/04 (144A) (b)                                 2,000,000           1,996,311
Edison Asset Securitization
  1.140%, due 10/01/04 (144A) (b)                                 2,160,000           2,160,000
  1.880%, due 10/01/04 (144A) (b)                                 8,000,000           8,000,000
Gemini Securitization Corp.
  1.870%, due 10/01/04 (144A) (b)                                 2,696,000           2,696,000
  1.820%, due 12/13/04 (144A) (b)                                 2,875,000           2,864,390
Giro Funding United States Corporation
  1.810%, due 12/10/04 (144A) (b)                                 8,000,000           7,971,845
Grampian Funding LLC
  1.530%, due 10/18/04 (144A) (b)                                 2,000,000           1,998,555
Montana Blanc Capital Corporation
  1.810%, due 12/13/04                                            2,000,000           1,992,659
Northern Rock Plc
  1.660%, due 11/15/04 (144A) (b)                                 2,000,000           1,995,850
Santander Central Hispano Financial Delaware
  1.140%, due 10/01/04                                            2,000,000           2,000,000
Scaldis Capital, Ltd.
  1.790%, due 10/25/04 (144A) (b)                                 2,000,000           1,997,613
Sheffield Receivables Corp.
  1.780%, due 10/26/04 (144A) (b)                                 2,000,000           1,997,528
Silver Tower U.S. Funding, LLC
  1.220%, due 10/15/04 (144A) (b)                                 2,000,000           1,999,051
                                                                               ----------------
                                                                                     57,618,150
                                                                               ----------------

MONEY MARKET -- 3.3%
State Street Navigator Securities
Lending Prime Portfolio (e)                                       5,620,401           5,620,401
                                                                               ----------------
Total Short-Term Investments (Cost $70,058,721)                                      70,058,721
                                                                               ----------------

TOTAL INVESTMENTS -- 123.5%
(Cost $211,298,261)                                                                 213,698,242

Other Assets and Liabilities (net) -- (23.5%)                                       (40,731,015)
                                                                                ---------------

TOTAL NET ASSETS -- 100.0%                                                      $   172,967,227
                                                                                ===============

PORTFOLIO FOOTNOTES:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $2,878,457 and $478,476 respectively, resulting in a net unrealized appreciation of $2,399,981.

@ Variable or floating rate security. The stated rate represents the rate at September 30, 2004.

+ Security is a "step" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.

(a)     All or a portion of security out on loan.

(b) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d) All or a portion of these securities have been segregated to cover open futures contracts and when-issued/delayed delivery transactions

(e) Represents investment of collateral received from securities lending transactions.

(f) A TRAIN (Targeted Return Index Securities Trust) is a trust established pursuant to a series trust agreement by Lehman Brothers, Inc. Each registered holder of certificates issued by the TRAIN is a beneficial owner of a fractional undivided interest in the TRAIN and is entitled to receive a pro rata share of interest and other amounts or property distributed.

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

AMBAC - Ambac Indemnity Corporation

FGIC - Financial Guaranty Insurance Company

REIT -  Real Estate Investment Trust

Yankee - U.S. Dollar denominated bonds issued by non-U.S. companies in the U.S.

The following table summarizes the portfolio composition of the Portfolios' holdings at September 30, 2004, based upon quality ratings issued by Standard & Poor's. For securities not rated by Standard & Poor's, the Moody's rating is used

                                                      PERCENT OF
PORTFOLIO COMPOSITION BY CREDIT QUALITY                PORTFOLIO
------------------------------------------------------------------
AAA/Government/Government Agency                            47.23%
AA                                                           1.58%
A                                                           36.56%
BBB                                                         10.96%
BB                                                           2.66%
B                                                            1.01%
                                                    --------------
Total:                                                     100.00%
                                                    ==============

The futures contracts outstanding as of September 30, 2004 and the description and unrealized appreciation or depreciation were as follows:

                                                                                                               UNREALIZED
                                                                              NUMBER OF       NOTIONAL        APPRECIATION/
DESCRIPTION                                         EXPIRATION DATE           CONTRACTS        VALUE         (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
Canada Government Bond 10 Year Futures              December 2004 - Long          37            3,212,369         (20,367)
Germany Federal Republic Bond 2 Year Futures        December 2004 - Long          40            5,260,799           6,800
Germany Federal Republic Bond 5 Year Futures        December 2004 - Long          19            2,630,412           5,589
U.S. Treasury Note 5 Year Futures                   December 2004 - Long         148           16,391,000          28,560
U.S. Treasury Note 2 Year Futures                   December 2004 - Long          41            8,660,609          (1,534)
U.S. Treasury Bond Futures                          December 2004 - Long           7              785,531          17,311
Germany Federal Republic Bond 10 Year Futures       December 2004 - Short        (21)          (3,015,776)         (7,643)
Japan Government Bond 10 Year Futures               December 2004 - Short         (1)          (1,252,053)        (14,355)
U.S. Treasury Note 10 Year Futures                  December 2004 - Short       (115)         (12,951,875)         76,300

MET INVESTORS SERIES TRUST
J.P. MORGAN SELECT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (Unaudited)
(Percentage of Net Assets)

SECURITY
DESCRIPTION                                                    SHARES                VALUE
-----------------------------------------------------------------------------------------------
COMMON STOCKS -- 97.3%
AEROSPACE & DEFENSE -- 1.8%
Lockheed Martin Corp.                                                13,500    $        753,030
United Technologies Corp.                                            14,770           1,379,223
                                                                               ----------------
                                                                                      2,132,253
                                                                               ----------------

AIR FREIGHT & LOGISTICS -- 0.8%
United Parcel Service, Inc. - Class B                                12,500             949,000
                                                                               ----------------

AUTO COMPONENTS -- 1.0%
Johnson Controls, Inc.                                               20,400           1,158,924
                                                                               ----------------

BANKS -- 6.2%
Bank of America Corp.                                                26,576           1,151,538
Bank of New York Co., Inc.                                           49,900           1,455,583
Fifth Third Bancorp                                                   9,000             442,980
FirstMerit Corp.                                                      7,191             189,159
MBNA Corp.                                                           23,600             594,720
North Fork Bancorporation, Inc.(b)                                   12,900             573,405
Wells Fargo Co.                                                      42,600           2,540,238
Zions Bancorporation                                                  5,600             341,824
                                                                               ----------------
                                                                                      7,289,447
                                                                               ----------------

BEVERAGES -- 3.1%
Anheuser-Busch Cos., Inc.                                            19,700             984,015
Coca-Cola Co.                                                        41,000           1,642,050
PepsiCo, Inc.                                                        19,900             968,135
                                                                               ----------------
                                                                                      3,594,200
                                                                               ----------------

BUILDING PRODUCTS -- 0.7%
Masco Corp.                                                          22,600             780,378
                                                                               ----------------

CHEMICALS -- 2.6%
Air Products & Chemicals, Inc.                                       13,700             745,006
Dow Chemical Co.                                                      5,500             248,490
Praxair, Inc.                                                        48,580           2,076,309
                                                                               ----------------
                                                                                      3,069,805
                                                                               ----------------

COMMERCIAL SERVICES & SUPPLIES -- 0.8%
Accenture, Ltd. - Class A*                                           18,278             494,420
First Data Corp.                                                      5,200             226,200
Waste Management, Inc.                                                7,800             213,252
                                                                               ----------------
                                                                                        933,872
                                                                               ----------------

COMMUNICATIONS EQUIPMENT -- 1.9%
Cisco Systems, Inc.*                                                122,570           2,218,517

COMPUTERS & PERIPHERALS -- 2.0%
Dell, Inc.*                                                          38,900           1,384,840
Hewlett-Packard Co.                                                  22,100             414,375
International Business Machines Corp.                                 6,900             591,606
                                                                               ----------------
                                                                                      2,390,821
                                                                               ----------------

EDUCATION -- 0.2%
Apollo Group, Inc. - Class A*                                         3,300             242,121
                                                                               ----------------

ELECTRIC UTILITIES -- 2.6%
Dominion Resources, Inc.                                             14,700             959,175
FPL Group, Inc.                                                       9,800             669,536
Pinnacle West Capital Corp.                                          15,495             643,043
PPL Corp.                                                            17,400             820,932
                                                                               ----------------
                                                                                      3,092,686
                                                                               ----------------

ELECTRICAL EQUIPMENT -- 0.5%
Cooper Industries, Ltd. - Class A                                    10,800             637,200
                                                                               ----------------

FINANCIAL SERVICES -- 7.5%
Charles Schwab Corp.                                                 22,600             207,694
Chicago Merchantile Exchange (The) (b)                                1,700             274,210
CIT Group, Inc.                                                      19,764             738,976
Citigroup, Inc.(a)                                                   98,409           4,341,805
Legg Mason, Inc.                                                        850              45,280
Morgan Stanley                                                       52,600           2,593,180
Wachovia Corp.                                                        5,000             234,750
Washington Mutual, Inc.                                               8,900             347,812
                                                                               ----------------
                                                                                      8,783,707
                                                                               ----------------

FOOD & DRUG RETAILING -- 0.5%
CVS Corp.                                                            13,400             564,542
                                                                               ----------------

HEALTH CARE EQUIPMENT & SUPPLIES -- 5.2%
Boston Scientific Corp.*                                             34,200           1,358,766
Guidant Corp.                                                        34,872           2,302,947
Johnson & Johnson, Inc.                                              43,872           2,471,310
                                                                               ----------------
                                                                                      6,133,023
                                                                               ----------------

HEALTH CARE PROVIDERS & SERVICES -- 1.0%
Anthem, Inc.* (b)                                                     9,600             837,600
HCA, Inc.                                                             9,500             362,425
                                                                               ----------------
                                                                                      1,200,025
                                                                               ----------------

HOTELS, RESTAURANTS & LEISURE -- 3.1%
Carnival Corp.                                                       37,300           1,763,917
Hilton Hotels Corp.                                                  36,300             683,892
McDonald's Corp.                                                     18,200             510,146
Yum! Brands, Inc.                                                    15,800             642,428
                                                                               ----------------
                                                                                      3,600,383
                                                                               ----------------

HOUSEHOLD PRODUCTS -- 1.8%
Colgate-Palmolive Co.                                                 5,700             257,526
Procter & Gamble Co.                                                 33,700           1,823,844
                                                                               ----------------
                                                                                      2,081,370
                                                                               ----------------

INDUSTRIAL - DIVERSIFIED -- 7.1%
3M Co.                                                                4,300             341,803
General Electric Co.                                                118,400           3,975,872
Tyco International, Ltd.                                            131,039           4,017,656
                                                                               ----------------
                                                                                      8,335,331
                                                                               ----------------

INSURANCE -- 5.5%
Ambac Financial Group, Inc.                                          20,537           1,641,933
American International Group, Inc.                                    9,500             645,905
Marsh & McLennan Cos., Inc.                                          12,400             567,424
RenaissanceRe Holdings, Ltd.                                         38,100           1,965,198
Willis Group Holdings, Ltd.(b)                                       42,900           1,604,460
                                                                               ----------------
                                                                                      6,424,920
                                                                               ----------------

INTERNET & CATALOG RETAIL -- 1.4%
CDW Corp.                                                            12,000             696,360
eBay, Inc.*                                                           7,200             661,968
IAC/InterActiveCorp* (b)                                             11,400             251,028
                                                                               ----------------
                                                                                      1,609,356
                                                                               ----------------

LEISURE EQUIPMENT & PRODUCTS -- 0.4%
Mattel, Inc.                                                         25,100             455,063
                                                                               ----------------

MACHINERY -- 0.8%
Caterpillar, Inc.                                                    10,900             876,905
                                                                               ----------------

MEDIA -- 3.1%
E.W. Scripps Co. - Class A                                            7,300             348,794
Gannett Co., Inc.                                                     7,400             619,824

MET INVESTORS SERIES TRUST
J.P. MORGAN SELECT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS -- continued
SEPTEMBER 30, 2004 (Unaudited)
(Percentage of Net Assets)

SECURITY
DESCRIPTION                                                    SHARES                VALUE
-----------------------------------------------------------------------------------------------
Liberty Media Corp. - Class A                                        63,700             555,464
Viacom, Inc. - Class B                                               63,800           2,141,128
                                                                               ----------------
                                                                                      3,665,210
                                                                               ----------------

METALS & MINING -- 2.1%
Alcoa, Inc.                                                          43,916           1,475,138
United States Steel Corp.                                            24,800             932,976
                                                                               ----------------
                                                                                      2,408,114
                                                                               ----------------

OIL & GAS -- 8.1%
Anadarko Petroleum Corp.                                              2,943             195,297
ChevronTexaco Corp.                                                  22,590           1,211,728
ConocoPhillips                                                       10,840             898,094
Devon Energy Corp.                                                   22,700           1,611,927
Exxon Mobil Corp.                                                    72,500           3,503,925
GlobalSantaFe Corp.                                                  31,800             974,670
Rowan Companies, Inc.*                                               13,600             359,040
Unocal Corp.                                                         16,700             718,100
                                                                               ----------------
                                                                                      9,472,781
                                                                               ----------------

PAPER & FOREST PRODUCTS -- 0.3%
Smurfit-Stone Container Corp.                                        17,700             342,849
                                                                               ----------------

PHARMACEUTICALS -- 6.6%
Amgen, Inc.*                                                         16,400             929,552
Eli Lilly & Co.                                                      17,700           1,062,885
Forest Laboratories, Inc.*                                           10,300             463,294
Medicis Pharmaceutical Corp. - Class A                               15,957             622,961
Merck & Co., Inc.                                                    12,600             415,800
OSI Pharmaceuticals, Inc.*                                            6,440             395,803
Pfizer, Inc.                                                         75,193           2,300,906
Schering-Plough Corp.                                                12,000             228,720
Sepracor, Inc.* (b)                                                  15,500             756,090
Wyeth                                                                14,600             546,040
                                                                               ----------------
                                                                                      7,722,051
                                                                               ----------------

RETAIL - MULTILINE -- 1.6%
Family Dollar Stores, Inc.                                           13,500             365,850
Kohl's Corp.*                                                        21,500           1,036,085
Target Corp.                                                         10,400             470,600
                                                                               ----------------
                                                                                      1,872,535
                                                                               ----------------

RETAIL - SPECIALTY -- 4.3%
Home Depot, Inc.                                                     31,300           1,226,960
Lowe's Companies., Inc.                                              10,700             581,545
NIKE, Inc. - Class B                                                  5,900             464,920
Staples, Inc.                                                        15,500             462,210
Wal-Mart Stores, Inc.                                                42,100           2,239,720
                                                                               ----------------
                                                                                      4,975,355
                                                                               ----------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 2.8%
Altera Corp.*                                                        85,400           1,671,278
Analog Devices, Inc.                                                 30,100           1,167,278
Intel Corp.                                                          23,800             477,428
                                                                               ----------------
                                                                                      3,315,984
                                                                               ----------------

SOFTWARE -- 3.8%
Microsoft Corp.(a)                                                   98,600           2,726,290
Oracle Corp.*                                                       149,200           1,682,976
                                                                               ----------------
                                                                                      4,409,266
                                                                               ----------------

TELECOMMUNICATION SERVICES - DIVERSIFIED -- 1.9%
Corning, Inc.*                                                       67,800             751,224
Sprint Corp.                                                         15,300             307,989
Verizon Communications, Inc.                                         28,438           1,119,888
                                                                               ----------------
                                                                                      2,179,101
                                                                               ----------------

TELECOMMUNICATION SERVICES - WIRELESS -- 1.8%
Motorola, Inc.                                                       25,900             467,236
Nextel Communications, Inc. - Class A*                               17,500             417,200
QUALCOMM, Inc.                                                       12,300             480,192
SBC Communications, Inc.                                             27,177             705,243
                                                                               ----------------
                                                                                      2,069,871
                                                                               ----------------

TOBACCO -- 1.3%
Altria Group, Inc.                                                   33,000           1,552,320
                                                                               ----------------

U.S. GOVERNMENT AGENCY -- 1.1%
Federal Home Loan Mortgage Corp.                                     15,700           1,024,268
Federal National Mortgage Association                                 4,600             291,640
                                                                                      1,315,908
                                                                               ----------------
Total Common Stocks (Cost $ 105,888,170)                                            113,855,194
                                                                               ----------------

SECURITY                                                         PAR
DESCRIPTION                                                     AMOUNT               VALUE
-----------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS  -- 6.0%
State Street Bank & Trust Co.,
  Repurchase Agreement, dated
  09/30/04 at 0.400% to be
  repurchased at $2,789,031 on
  10/01/04 collaterized by $2,710,000
  FHLMC 7.00% due 07/15/05 with a
  value of $2,849,028                                      $      2,789,000           2,789,000
State Street Navigator Securities
  Lending Prime Portfolio(c)                                      4,009,854           4,009,854
U.S. Treasury Note, 1.750%, due 12/31/04                            240,000             240,056
                                                                               ----------------
Total Short-Term Investments (Cost $ 7,039,824)                                       7,038,910
                                                                               ----------------

TOTAL INVESTMENTS -- 103.3%
(Cost $ 112,927,994)                                                                120,894,104

Other Assets and Liabilities (net) -- (3.3%)                                         (3,910,353)
                                                                               ----------------

TOTAL NET ASSETS -- 100.0%                                                     $    116,983,751
                                                                               ================

PORTFOLIO FOOTNOTES:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $10,953,402 and $2,987,292 respectively, resulting in a net unrealized appreciation of $7,966,110.

*       Non-income producing security.

(a) All or a portion of these securities have been segregated to cover open futures contracts.

(b)     All or a portion of security out on loan.

(c) Represents investment of collateral received from securities lending transactions.

FHLMC - Federal Home Loan Mortgage Corp.

The futures contracts outstanding as of September 30, 2004 and the description and unrealized depreciation were as follows:

                                 EXPIRATION                NUMBER OF        NOTIONAL       UNREALIZED
DESCRIPTION                      DATE                      CONTRACTS         VALUE        DEPRECIATION
------------------------------------------------------------------------------------------------------
S + P 500 Index Futures          December 2004 - Long          9           2,508,525        $(12,980)

MET INVESTORS SERIES TRUST
LORD ABBETT AMERICA's VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (Unaudited)
(Percentage of Net Assets)

SECURITY                                                         PAR
DESCRIPTION                                                     AMOUNT               VALUE
-----------------------------------------------------------------------------------------------
DOMESTIC BONDS & DEBT SECURITIES  -- 21.3%
AEROSPACE & DEFENSE  -- 0.2%
DRS Technologies, Inc.
  6.875%, due 11/01/13                                     $         40,000    $         41,800
                                                                               ----------------

AUTO COMPONENTS -- 0.2%
Stanadyne Corp.
  10.000%, due 08/15/14 (144A) (a)                                   55,000              57,475
                                                                               ----------------

CHEMICALS -- 1.5%
Crompton Corp.
  9.875%, due 08/01/12 (144A) (a)                                   125,000             131,875
Huntsman International Holdings LLC
  12.310%, due 12/31/09 +                                           100,000              53,500
Nalco Co.
  8.875%, due 11/15/13                                              100,000             108,000
Rayovac Corp.
  8.500%, due 10/01/13                                               75,000              81,750
Terra Industries, Inc.
  11.500%, due 06/01/10                                              15,000              17,025
                                                                               ----------------
                                                                                        392,150
                                                                               ----------------

COAL -- 0.4%
Foundation Pennsylvania Coal Co.
  7.250%, due 08/01/14 (144A) (a)                                   100,000             106,750
                                                                               ----------------

COMMERCIAL SERVICES & SUPPLIES -- 0.4%
Iron Mountain, Inc.
  6.625%, due 01/01/16                                              100,000              98,000
                                                                               ----------------

CONSTRUCTION & ENGINEERING -- 0.3%
Shaw Group, Inc. (The)
  10.750%, due 03/15/10                                              75,000              79,125
                                                                               ----------------

CONTAINERS & PACKAGING -- 2.5%
Constar International, Inc.
  11.000%, due 12/01/12                                             125,000             118,750
Graham Packaging Co.
  9.875%, due 10/15/14 (144A) (a)                                    30,000              30,862
Graham Packaging Holdings Co.
  10.750%, due 01/15/09                                             100,000             104,250
Owens-Brockway Glass Container
  7.750%, due 05/15/11                                              100,000             107,000
Solo Cup Company
  8.500%, due 02/15/14                                              125,000             123,750
Stone Container Finance Co.
  7.375%, due 07/15/14 (144A) (a)                                   150,000             157,875
                                                                               ----------------
                                                                                        642,487
                                                                               ----------------

ELECTRIC SERVICES -- 0.2%
Mission Energy Holding Co.
  13.500%, due 07/15/08                                              45,000              57,150
                                                                               ----------------

ENTERTAINMENT & LEISURE -- 0.2%
Loews Cineplex Entertainment Corp.
  9.000%, due 08/01/14 (144A) (a)                                    50,000              51,875
                                                                               ----------------

FOOD & DRUG RETAILING -- 1.1%
Jean Coutu Group PJC, Inc.
  8.500%, due 08/01/14 (144A) (a)                                    50,000              49,875
Le-Natures, Inc.
  10.000%, due 06/15/13 (144A) (a)                                   80,000              85,600
Rite Aid Corp.
  8.125%, due 05/01/10                                               50,000              52,750
Stater Brothers Holdings, Inc.
  8.125%, due 06/15/12 (144A) (a)                                   100,000             105,250
                                                                               ----------------
                                                                                        293,475
                                                                               ----------------

FOOD PRODUCTS -- 1.1%
Chiquita Brands International Inc.
  7.500%, due 11/01/14 (144A) (a)                                    85,000              85,425
Dole Food Co., Inc.
  8.875%, due 03/15/11                                              125,000             136,563
Land O Lakes, Inc.
  8.750%, due 11/15/11                                               75,000              70,500
                                                                               ----------------
                                                                                        292,488
                                                                               ----------------

GOVERNMENT AGENCY  -- 1.0%
Federal National Mortgage Association
  6.000%, due 09/01/34                                              249,089             258,102
                                                                               ----------------

HEALTH CARE EQUIPMENT & SUPPLIES -- 0.3%
Medex, Inc.
  8.875%, due 05/15/13                                               75,000              82,125
                                                                               ----------------

HEALTH CARE PROVIDERS -- 0.3%
Tenet Healthcare Corp.
  9.875%, due 07/01/14 (144A) (a)                                    75,000              78,750
                                                                               ----------------

HOTELS, RESTAURANTS & LEISURE -- 1.6%
Friendly Ice Cream Corp.
  8.375%, due 06/15/12                                               75,000              72,375
Gaylord Entertainment Co.
  8.000%, due 11/15/13                                              125,000             132,187
Hard Rock Hotel, Inc.
  8.875%, due 06/01/13                                              100,000             108,250
Hilton Hotels Corp.
  3.375%, due 04/15/23                                               50,000              55,188
River Rock Entertainment Authority
  9.750%, due 11/01/11                                               50,000              52,875
                                                                               ----------------
                                                                                        420,875
                                                                               ----------------

HOUSEHOLD DURABLES -- 0.2%
Fedders North America,Inc
  9.875%, due 03/01/14                                               75,000              62,813
                                                                               ----------------

MACHINERY -- 0.5%
Agco Corp.
  1.750%, due 12/31/33                                               75,000              90,844
Manitowoc, Inc.
  7.125%, due 11/01/13                                               30,000              31,875
                                                                                        122,719
                                                                               ----------------

MEDIA -- 1.9%
Dex Media West LLC
  9.875%, due 08/15/13                                               68,000              80,240
Emmis Operating Co.
  6.875%, due 05/15/12                                               75,000              78,188
Insight Communications Co., Inc.
  10.250%, due 02/15/11 +                                           100,000              94,000
Mediacom LLC
  9.500%, due 01/15/13                                              125,000             120,937
Paxson Communications Corp.
  10.750%, due 07/15/08                                             125,000             126,250
                                                                               ----------------
                                                                                        499,615
                                                                               ----------------

MET INVESTORS SERIES TRUST
LORD ABBETT AMERICA's VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS -- continued
SEPTEMBER 30, 2004 (Unaudited)
(Percentage of Net Assets)

SECURITY                                                         PAR
DESCRIPTION                                                     AMOUNT               VALUE
-----------------------------------------------------------------------------------------------
METALS & MINING -- 0.1%
Neenah Foundry Co.
  13.000%, due 09/30/13 (144A) (a)                                   30,000              31,050
                                                                               ----------------

OIL & GAS -- 2.9%
Airgas Inc.
  6.250%, due 07/15/14                                              125,000             125,625
Dynegy Holdings, Inc.
  6.875%, due 04/01/11                                               75,000              71,812
El Paso Corp.
  7.000%, due 05/15/11                                              120,000             116,400
EXCO Resources, Inc.
  7.250%, due 01/15/11                                              100,000             106,500
Ferrellgas L P
  6.750%, due 05/01/14                                              100,000             102,500
NRG Energy, Inc.
  8.000%, due 12/15/13 (144A) (a)                                   100,000             107,625
Range Resources Corp.
  7.375%, due 07/15/13                                               60,000              63,300
Semco Energy, Inc.
  7.125%, due 05/15/08                                               25,000              26,500
Williams Companies, Inc. (The)
  7.875%, due 09/01/21                                               25,000              27,875
                                                                               ----------------
                                                                                        748,137
                                                                               ----------------

PAPER & FOREST PRODUCTS -- 0.5%
Buckeye Technologies, Inc.
  8.000%, due 10/15/10                                              125,000             123,125
                                                                               ----------------

PERSONAL PRODUCTS -- 0.9%
Elizabeth Arden, Inc.
  7.750%, due 01/15/14                                              100,000             105,500
Playtex Products, Inc.
  9.375%, due 06/01/11                                              125,000             128,750
                                                                               ----------------
                                                                                        234,250
                                                                               ----------------

RETAIL - SPECIALTY -- 0.5%
JC Penney Co., Inc.
  6.875%, due 10/15/15                                               50,000              53,500
Saks, Inc.
7.375%, due 02/15/19                                                 75,000              75,375
                                                                               ----------------
                                                                                        128,875
                                                                               ----------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS  -- 0.3%
Freescale Semiconductor
  7.125%, due 07/15/14 (144A) (a)                                    75,000              78,375
                                                                               ----------------

TELECOMMUNICATION SERVICES - DIVERSIFIED -- 0.8%
Cincinnati Bell, Inc.
  8.375%, due 01/15/14                                               60,000              55,050
Qwest Capital Funding, Inc.
  7.900%, due 08/15/10                                              125,000             115,937
Qwest Communications International, Inc.
  7.250%, due 02/15/11 (144A) (a)                                    25,000              23,813
                                                                               ----------------
                                                                                        194,800
                                                                               ----------------

TELECOMMUNICATION SERVICES - WIRELESS -- 0.8%
Centennial Communications Corp.
  10.125%, due 06/15/13                                             100,000             105,750
Nextel Partners, Inc.
  8.125%, due 07/01/11                                              100,000             106,500
                                                                               ----------------
                                                                                        212,250
                                                                               ----------------

TEXTILES, APPAREL & LUXURY GOODS -- 0.4%
Invista, Inc.
  9.250%, due 05/01/12 (144A) (a)                                   100,000             107,250
                                                                               ----------------

TRANSPORTATION -- 0.2%
Trinity Industries, Inc.
  6.500%, due 03/15/14                                               40,000              39,600
                                                                               ----------------

Total Domestic Bonds & Debt Securities
(Cost $5,372,943)                                                                     5,535,486
                                                                               ----------------

CONVERTIBLE BONDS  -- 3.3%
AEROSPACE & DEFENSE  -- 0.3%
Alliant Techsystems Inc.
  2.750%, due 02/15/24                                               75,000              77,062
                                                                               ----------------

COMPUTERS & PERIPHERALS -- 0.1%
Maxtor Corp.
  6.800%, due 04/30/10                                               10,000              10,138
                                                                               ----------------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.0%
Fisher Scientific International, Inc.
  2.500%, due 10/01/23                                              100,000             143,000
LSI Logic Corp.
  4.000%, due 05/15/10                                               50,000              44,938
Mentor Graphics Corp.
  6.875%, due 06/15/07                                               75,000              77,812
                                                                               ----------------
                                                                                        265,750
                                                                               ----------------

MEDIA  -- 0.4%
International Game Technology
  0.810%, due 01/29/33 +                                             50,000              39,750
Liberty Media Corp.
  3.250%, due 03/15/31                                               75,000              68,344
                                                                               ----------------
                                                                                        108,094
                                                                               ----------------

METALS & MINING -- 0.2%
Placer Dome, Inc.
  2.750%, due 10/15/23 (144A) (a)                                    50,000              62,063
                                                                               ----------------

PHARMACEUTICALS -- 0.2%
Watson Pharmaceuticals, Inc.
  1.750%, due 03/15/23                                               50,000              49,875
                                                                               ----------------

SOFTWARE -- 0.7%
DST Systems, Inc.
  4.125%, due 08/15/23                                               50,000              60,312
EMC Corp.
  4.500%, due 04/01/07                                              100,000             108,625
                                                                               ----------------
                                                                                        168,937
                                                                               ----------------

TELECOMMUNICATION SERVICES - DIVERSIFIED -- 0.4%
RF Micro Devices, Inc.
  1.500%, due 07/01/10                                              100,000             109,625
                                                                               ----------------
Total Convertible Bonds (Cost $834,464)                                                 851,544
                                                                               ----------------

MET INVESTORS SERIES TRUST
LORD ABBETT AMERICA's VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS -- continued
SEPTEMBER 30, 2004 (Unaudited)
(Percentage of Net Assets)

SECURITY
DESCRIPTION                                                    SHARES                VALUE
-----------------------------------------------------------------------------------------------
COMMON STOCKS -- 69.4%
AUTO COMPONENTS -- 4.2%
Cummins, Inc.                                                         3,700             273,393
Dana Corp.                                                           14,900             263,581
Genuine Parts Co.                                                    14,300             548,834
                                                                               ----------------
                                                                                      1,085,808
                                                                               ----------------

BIOTECHNOLOGY -- 0.3%
Amgen, Inc. *                                                         1,200              68,016
                                                                               ----------------

CHEMICALS -- 9.2%
Crompton Corp.                                                       40,000             379,600
Dow Chemical Co.                                                     12,300             555,714
Eastman Chemical Co.                                                 14,000             665,700
IMC Global, Inc.                                                     25,800             448,662
Monsanto Co.                                                          9,700             353,274
                                                                               ----------------
                                                                                      2,402,950
                                                                               ----------------

COMMERCIAL SERVICES & SUPPLIES -- 4.6%
R.R. Donnelley & Son Co.                                             19,200             601,344
The ServiceMaster Co.                                                47,100             605,706
                                                                               ----------------
                                                                                      1,207,050
                                                                               ----------------

ELECTRICAL EQUIPMENT -- 3.3%
Hubbell, Inc. - Class B                                               9,600             430,368
Snap-On, Inc.                                                        15,400             424,424
                                                                               ----------------
                                                                                        854,792
                                                                               ----------------

ENERGY EQUIPMENT & SERVICES -- 1.7%
Halliburton Co.                                                      13,300             448,077
                                                                               ----------------

FOOD & DRUG RETAILING -- 3.8%
Archer-Daniels-Midland Co.                                            3,100              52,638
H.J. Heinz Co.                                                       14,500             522,290
Kellogg Co.                                                           9,700             413,802
                                                                               ----------------
                                                                                        988,730
                                                                               ----------------

FOOD RETAILERS -- 1.0%
Albertson's, Inc.                                                    10,700             256,051
                                                                               ----------------

HOUSEHOLD APPLIANCES & HOME FURNISHINGS -- 1.1%
Newell Rubbermaid, Inc.                                              14,500             290,580
                                                                               ----------------

HOUSEHOLD DURABLES -- 2.4%
Tupperware Corp.                                                     36,600             621,468
                                                                               ----------------

INDUSTRIAL - DIVERSIFIED -- 0.5%
Ingersoll-Rand Co. - Class A                                          2,000             135,940
                                                                               ----------------

INSURANCE -- 6.0%
ACE, Ltd.                                                             3,400             136,204
Allstate Corp. (The)                                                  2,500             119,975
Chubb Corp.                                                           1,000              28,300
Lincoln National Corp.                                                5,500             258,500
Max Re Capital, Ltd.                                                  4,200              84,000
PartnerRe, Ltd.                                                       3,200             175,008
SAFECO Corp.                                                          8,700             397,155
St. Paul Companies, Inc.                                              3,557             117,594
XL Capital, Ltd. - Class A                                            3,500             258,965
                                                                               ----------------
                                                                                      1,575,701
                                                                               ----------------

MACHINERY -- 0.4%
CNH Global N.V                                                        4,800              93,984
                                                                               ----------------

MEDIA -- 0.4%
Metro-Goldwyn-Mayer, Inc. *                                           9,100             105,287
                                                                               ----------------

METALS & MINING -- 2.8%
Ball Corp.                                                            7,000             262,010
Metal Management, Inc. *                                              6,500             118,170
Timken Co.                                                           14,400             354,528
                                                                               ----------------
                                                                                        734,708
                                                                               ----------------

OIL & GAS -- 12.9%
Ameren Corp.                                                         12,200             563,030
ChevronTexaco Corp.                                                  11,000             590,040
EOG Resources, Inc.                                                     900              59,265
FPL Group, Inc.                                                       1,500              83,955
Kerr-McGee Corp.                                                      4,700             269,075
NiSource, Inc.                                                       28,600             600,886
Northeast Utilities                                                  28,400             550,676
Puget Energy, Inc.                                                   27,900             633,330
                                                                               ----------------
                                                                                      3,350,257
                                                                               ----------------

PAPER & FOREST PRODUCTS -- 3.7%
Georgia-Pacific Corp.                                                11,400             409,830
MeadWestvaco Corp.                                                   17,300             551,870
                                                                               ----------------
                                                                                        961,700
                                                                               ----------------

PHARMACEUTICALS -- 2.4%
Bristol-Myers Squibb Co.                                             22,900             542,043
Mylan Laboratories, Inc.                                              4,650              83,700
                                                                               ----------------
                                                                                        625,743
                                                                               ----------------

REAL ESTATE -- 4.1%
Health Care Property Investors, Inc. (REIT)                          19,800             514,800
Healthcare Realty Trust, Inc. (REIT)                                 14,000             546,560
                                                                               ----------------
                                                                                      1,061,360
                                                                               ----------------

RETAIL - MULTILINE -- 1.9%
J.C. Penney Co., Inc.                                                 6,600             232,848
May Department Stores Co.                                            10,000             256,300
                                                                               ----------------
                                                                                        489,148
                                                                               ----------------

RETAIL - SPECIALTY -- 0.5%
Foot Locker, Inc.                                                     5,700             135,090
                                                                               ----------------

TELECOMMUNICATION SERVICES - DIVERSIFIED -- 2.2%
SBC Communications, Inc.                                             22,500             583,875
                                                                               ----------------
Total Common Stocks (Cost $16,487,495)                                               18,076,315
                                                                               ----------------

PREFERRED STOCK -- 2.0%
ELECTRICAL EQUIPMENT -- 0.7%
CMS Energy Corp. 4.500%(144A) (a)                                     3,000             177,000
                                                                               ----------------

FOOD RETAILERS -- 0.4%
Albertson's, Inc.                                                     3,500              90,650
                                                                               ----------------

INDUSTRIAL CONGLOMERATES -- 0.2%
Temple-Inland, Inc. 7.50%                                             1,000              56,580
                                                                               ----------------

INSURANCE -- 0.5%
XL Capital, Ltd. 6.50%                                                5,000             123,550
                                                                               ----------------

MEDIA -- 0.2%
Interpublic Group of Companies, Inc. 5.370%                           1,500              62,295
                                                                               ----------------
Total Preferred Stock (Cost $498,616)                                                   510,075
                                                                               ----------------

MET INVESTORS SERIES TRUST
LORD ABBETT AMERICA's VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS -- continued
SEPTEMBER 30, 2004 (Unaudited)
(Percentage of Net Assets)

SECURITY                                                         PAR
DESCRIPTION                                                     AMOUNT               VALUE
-----------------------------------------------------------------------------------------------
Short-Term Investments -- 5.7%
State Street Bank & Trust Co.,
  Repurchase Agreement, dated
  09/30/04 at 0.40% to be purchased
  at $1,497,017 on 10/01/04
  collateralized by $1,520,000 FFCB
  2.000% due 11/19/04 with a value of $1,531,278
  (Cost $1,497,000)                                               1,497,000           1,497,000
                                                                               ----------------

TOTAL INVESTMENTS -- 101.7%
(Cost $ 24,690,518)                                                                  26,470,420

Other Assets and Liabilities (net) -- (1.7%)                                           (436,848)
                                                                               ----------------
TOTAL NET ASSETS -- 100.0%                                                     $     26,033,572
                                                                               ================

PORTFOLIO FOOTNOTES:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $2,034,181 and $254,279 respectively, resulting in a net unrealized depreciation of $1,779,902.

*       Non-income producing security.

+       Zero coupon bond- Interest rate represents current yield to maturity.

(a) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

REIT -  Real Estate Investment Trust

FFCB -  Federal Farm Credit Bank

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (Unaudited)
(Percentage of Net Assets)

SECURITY                                                         PAR
DESCRIPTION                                                     AMOUNT               VALUE
-----------------------------------------------------------------------------------------------
DOMESTIC BONDS & DEBT SECURITIES  -- 75.8%
AEROSPACE & DEFENSE  -- 2.1%
Alliant Techsystems, Inc.
  8.500%, due 05/15/11                                     $        750,000    $        821,250
Armor Holdings, Inc.
  8.250%, due 08/15/13                                            2,000,000           2,215,000
DRS Technologies, Inc.
  6.875%, due 11/01/13                                            4,000,000           4,180,000
Esterline Technologies Corp.
  7.750%, due 06/15/13                                            3,000,000           3,225,000
L-3 Communications Corp.
  7.625%, due 06/15/12                                            2,000,000           2,210,000
  6.125%, due 01/15/14                                            3,000,000           3,015,000
Raytheon Co.
  4.850%, due 01/15/11 (b)                                        7,500,000           7,709,663
Titan Corp.
  8.000%, due 05/15/11                                            2,425,000           2,534,125
                                                                               ----------------
                                                                                     25,910,038
                                                                               ----------------

AIRLINES -- 0.1%
Continental Airlines, Inc.
  7.461%, due 04/01/13                                            1,011,572             798,946
                                                                               ----------------

Auto Components  -- 1.8% ArvinMeritor, Inc.
  8.750%, due 03/01/12 (b)                                        2,500,000           2,781,250
Cummins, Inc.
  9.500%, due 12/01/10 (b)                                        2,500,000           2,900,000
Dana Corp.
  10.125%, due 03/15/10                                           2,000,000           2,280,000
Delco Remy International, Inc.
  11.000%, due 05/01/09                                           3,000,000           3,165,000
Eaglepicher, Inc.
  9.750%, due 09/01/13                                            1,500,000           1,537,500
Goodyear Tire & Rubber Co.
  7.857%, due 08/15/11 (b)                                        3,000,000           2,842,500
Stanadyne Corp.
  10.000%, due 08/15/14 (144A) (a)                                1,250,000           1,306,250
Tenneco Automotive, Inc., - Series B
  11.625%, due 10/15/09                                           2,000,000           2,120,000
TRW Automotive, Inc.
  9.375%, due 02/15/13                                            1,785,000           2,048,288
United Rentals North America Inc.
  7.750%, due 11/15/13 (b)                                        1,550,000           1,460,875
                                                                               ----------------
                                                                                     22,441,663
                                                                               ----------------

AUTOMOTIVE LOANS -- 0.3%
Ford Motor Credit Co.
  7.250%, due 10/25/11                                            3,000,000           3,250,920
                                                                               ----------------

AUTOMOBILES -- 0.3%
General Motors Corp.
  7.125%, due 07/15/13 (b)                                        3,000,000           3,136,770
                                                                               ----------------

BANKS -- 0.8%
Bank of America Corp.
  3.250%, due 08/15/08 (b)                                        7,500,000           7,408,718
Regions Financial Corp.
  7.000%, due 03/01/11                                            1,500,000           1,724,967
Wachovia Corp.
  6.605%, due 10/01/25                                            1,000,000           1,107,222
                                                                               ----------------
                                                                                     10,240,907
                                                                               ----------------

BUILDING PRODUCTS -- 0.2%
Ainsworth Lumber Company Limited
  7.250%, due 10/01/12 (144A) (a)                                   800,000             812,000
American Standard, Inc.
  8.250%, due 06/01/09                                            1,500,000           1,732,500
                                                                               ----------------
                                                                                      2,544,500
                                                                               ----------------

BUILDING MATERIALS -- 0.2%
Jacuzzi Brands, Inc.
  9.625%, due 07/01/10                                            2,500,000           2,775,000
                                                                               ----------------

CAPITAL GOODS - DIVERSIFIED -- 0.7%
J.B. Poindexter & Co.
  8.750%, due 03/15/14 (144A) (a)                                 2,000,000           2,125,000
TriMas Corp.
  9.875%, due 06/15/12                                            1,025,000           1,068,563
Tyco Internationall Group S.A., -
 Series A, Convertible
  2.750%, due 01/15/18                                            4,000,000           5,625,000
                                                                               ----------------
                                                                                      8,818,563
                                                                               ----------------

CHEMICALS -- 3.0%
Crompton Corp.
  9.875%, due 08/01/12 (144A) (a)                                 5,000,000           5,275,000
Ferro Corp.
  9.125%, due 01/01/09                                            1,000,000           1,145,622
Hercules, Inc.
  6.750%, due 10/15/29 (144A) (a)                                 4,500,000           4,612,500
Huntsman International Holdings LLC
  12.310%, due 12/31/09 +                                         5,225,000           2,795,375
Huntsman LLC
  11.500%, due 07/15/12 (144A) (a) (b)                            1,150,000           1,275,062
IMC Global, Inc., - Series B
  11.250%, due 06/01/11                                           4,000,000           4,740,000
Lyondell Chemical Co., - Series A
  9.625%, due 05/01/07 (b)                                        3,000,000           3,281,250
Nalco Co.
  8.875%, due 11/15/13 (b)                                        4,000,000           4,320,000
Nova Chemicals Corp.
  6.500%, due 01/15/12                                            3,000,000           3,112,500
Rhodia
  8.875%, due 06/01/11 (b)                                        3,000,000           2,625,000
Terra Capital, Inc.
  11.500%, due 06/01/10                                           3,000,000           3,405,000
United Industries Corp., - Series D
  9.875%, due 04/01/09                                            1,150,000           1,207,500
                                                                               ----------------
                                                                                     37,794,810
                                                                               ----------------

COAL -- 0.2%
Foundation Pennsylvania Coal Co.
  7.250%, due 08/01/14 (144A) (a)                                 2,000,000           2,135,000
                                                                               ----------------

COMMERCIAL SERVICES & SUPPLIES -- 1.2%
Iron Mountain, Inc.
  8.625%, due 04/01/13                                            3,000,000           3,270,000
  7.750%, due 01/15/15                                            8,400,000           8,946,000
JohnsonDiversey Holdings, Inc., -
 Series B
  9.625%, due 05/15/12                                            2,000,000           2,250,000
                                                                               ----------------
                                                                                     14,466,000
                                                                               ----------------

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS -- continued
SEPTEMBER 30, 2004 (Unaudited)
(Percentage of Net Assets)

SECURITY                                                         PAR
DESCRIPTION                                                     AMOUNT               VALUE
-----------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 0.4%
Lucent Technologies, Inc.
  6.450%, due 03/15/29                                            2,000,000           1,630,000
Qwest Corp.
  7.875%, due 09/01/11 (144A) (a)                                 3,000,000           3,127,500
Ubiquitel Operating Co.
  9.875%, due 03/01/11 (144A) (a)                                   675,000             706,219
                                                                               ----------------
                                                                                      5,463,719
                                                                               ----------------

COMPUTER SOFTWARE & PROCESSING -- 0.2%
Electronic Data Systems Corp. -
 Series B
  6.500%, due 08/01/13 (b)                                        2,000,000           2,020,602

COMPUTERS & PERIPHERALS -- 0.3%
ASML Holding N.V., Convertible
  5.750%, due 10/15/06                                            2,000,000           2,197,000
Seagate Technology HDD Holdings
  8.000%, due 05/15/09 (b)                                        1,500,000           1,605,000
                                                                               ----------------
                                                                                      3,802,000
                                                                               ----------------

CONSTRUCTION & ENGINEERING -- 0.1%
Shaw Group, Inc. (The )
  10.750%, due 03/15/10 (b)                                       1,500,000           1,582,500
                                                                               ----------------

CONSUMER PRODUCTS -- 0.5%
Rayovac Corp.
  8.500%, due 10/01/13                                            6,000,000           6,540,000
                                                                               ----------------

CONTAINERS & PACKAGING -- 3.2%
AEP Industries, Inc.
  9.875%, due 11/15/07                                            2,500,000           2,559,375
Anchor Glass Container Corp., -
 Series B
  11.000%, due 02/15/13                                           3,000,000           3,435,000
Bway Corp.
  10.000%, due 10/15/10                                           4,000,000           4,400,000
Constar International, Inc.
  11.000%, due 12/01/12 (b)                                       3,000,000           2,850,000
Crown Cork & Seal, Inc.
  7.375%, due 12/15/26 (b)                                        8,500,000           7,607,500
Graham Packaging Holdings Co.
  10.750%, due 01/15/09 (b)                                       1,900,000           1,980,750
Owens Brockway Glass Container, Inc.
  8.875%, due 02/15/09                                            4,000,000           4,370,000
  7.750%, due 05/15/11 (b)                                        5,500,000           5,885,000
Portola Packaging, Inc.
  8.250%, due 02/01/12 (b)                                        3,000,000           2,370,000
Solo Cup Co.
  8.500%, due 02/15/14 (b)                                        4,000,000           3,960,000
Stone Container Corp.
  7.375%, due 07/15/14 (144A) (a)                                   775,000             815,687
                                                                               ----------------
                                                                                     40,233,312
                                                                               ----------------

DRUG RETAIL -- 0.1%
Cole National Group, Inc.
  8.875%, due 05/15/12                                            1,500,000           1,706,250
                                                                               ----------------

ELECTRIC SERVICES -- 3.7%
AES Corp. (The)
  8.875%, due 02/15/11 (b)                                        1,000,000           1,117,500
  8.750%, due 05/15/13 (144A) (a)                                 3,500,000           3,963,750
  7.750%, due 03/01/14                                            1,800,000           1,867,500
Calpine Corp.
  7.875%, due 04/01/08 (b)                                        2,300,000           1,564,000
  11.500%, due 04/01/11 (144A) (a) (b)                            3,000,000           2,640,000
Duke Energy Co.
  5.375%, due 01/01/09                                            6,500,000           6,846,177
Midwest Generation LLC
  8.750%, due 05/01/34                                            4,000,000           4,380,000
Mission Energy Holding Co.
  13.500%, due 07/15/08                                           2,000,000           2,540,000
NRG Energy, Inc.
  8.000%, due 12/15/13 (144A) (a)                                 7,500,000           8,071,875
Pacific Gas and Electric Co.
  4.800%, due 03/01/14                                            4,000,000           3,977,704
PP&L, Inc.
  6.550%, due 03/01/06                                            1,250,000           1,311,698
PSE&G Energy Holdings, Inc.
  8.500%, due 06/15/11 (b)                                        1,500,000           1,698,750
Virginia Electric & Power Co.
  4.500%, due 12/15/10                                            5,000,000           5,015,260
Virginia Electric & Power Co., -
 Series A
  7.000%, due 01/01/24                                              700,000             721,666
                                                                               ----------------
                                                                                     45,715,880
                                                                               ----------------

ELECTRIC UTILITIES -- 0.7%
Dynegy Holdings, Inc.
  9.875%, due 07/15/10 (144A) (a)                                 4,500,000           5,107,500
Teco Energy, Inc.
  7.500%, due 06/15/10                                            3,250,000           3,526,250
                                                                               ----------------
                                                                                      8,633,750
                                                                               ----------------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.2%
Communications & Power Industries, Inc.
  8.000%, due 02/01/12                                            6,500,000           6,825,000
Corning, Inc.
  5.900%, due 03/15/14 (b)                                        3,000,000           2,947,281
Sanmina Scientific Corp.
  10.375%, due 01/15/10                                           1,500,000           1,723,125
Stmicroelectronics N.V., Convertible
  (0.020)%, due 07/05/13 (a) +                                    3,000,000           2,858,763
                                                                               ----------------
                                                                                     14,354,169
                                                                               ----------------

ENERGY EQUIPMENT & SERVICES -- 0.6%
PPL Corp.
  6.400%, due 11/01/11                                            2,000,000           2,191,906
Reliant Resources, Inc.
  9.500%, due 07/15/13                                            4,500,000           4,910,625
                                                                               ----------------
                                                                                      7,102,531
                                                                               ----------------

ENTERTAINMENT & LEISURE -- 0.1%
Loews Cineplex Entertainment Aquisition Corp.
  9.000%, due 08/01/14 (144A) (a)                                   625,000             648,438
                                                                               ----------------

ENVIRONMENTAL SERVICES -- 0.9%
Allied Waste North America, Inc.
  6.500%, due 11/15/10 (b)                                        2,000,000           1,990,000
  5.750%, due 02/15/11                                            4,000,000           3,820,000


MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS -- continued
SEPTEMBER 30, 2004 (Unaudited)
(Percentage of Net Assets)

SECURITY                                                         PAR
DESCRIPTION                                                     AMOUNT               VALUE
-----------------------------------------------------------------------------------------------
  7.875%, due 04/15/13 (b)                                        5,000,000           5,300,000
                                                                               ----------------
                                                                                     11,110,000
                                                                               ----------------
FINANCIAL SERVICES -- 0.2%
JSG Funding
  9.625%, due 10/01/12                                            1,850,000           2,099,750
                                                                               ----------------

FOOD PRODUCTS -- 2.8%
American Seafoods Group LLC
  10.125%, due 04/15/10                                           1,000,000           1,070,000
Chiquita Brands International, Inc.
  7.500%, due 11/01/14 (144A) (a)                                 3,325,000           3,341,625
ConAgra Foods, Inc.
  6.000%, due 09/15/06                                            1,000,000           1,052,395
Del Monte Corp.
  9.250%, due 05/15/11                                            1,500,000           1,657,500
  8.625%, due 12/15/12                                              750,000             838,125
Dole Food Co., Inc.
  8.875%, due 03/15/11                                            2,000,000           2,185,000
  8.750%, due 07/15/13                                            2,000,000           2,222,500
Land O Lakes, Inc.
  9.000%, due 12/15/10 (144A) (a)                                 1,900,000           1,987,875
  8.750%, due 11/15/11 (b)                                        1,500,000           1,410,000
Le-Natures, Inc.
  10.000%, due 06/15/13 (144A) (a)                                3,500,000           3,745,000
Michael Foods, Inc.
  8.000%, due 11/15/13                                            4,000,000           4,210,000
Nestle Holdings, Inc.
  3.000%, due 05/09/05                                            5,000,000           5,275,000
Pinnacle Foods Holdings Corp.
  8.250%, due 12/01/13 (144A) (a)                                 6,750,000           6,395,625
                                                                               ----------------
                                                                                     35,390,645
                                                                               ----------------

FOOD RETAILERS -- 1.8%
Ahold USA, Inc.
  8.250%, due 07/15/10                                            1,250,000           1,415,625
Alimentation Couch-Tard, Inc.
  7.500%, due 12/15/13                                            2,725,000           2,915,750
B & G Foods, Inc.
  9.625%, due 08/01/07                                            5,000,000           5,130,000
Dominos, Inc.
  8.250%, due 07/01/11                                            2,188,000           2,379,450
Ingles Markets, Inc.
  8.875%, due 12/01/11 (b)                                        3,000,000           3,247,500
Roundys, Inc., - Series B
  8.875%, due 06/15/12                                            1,500,000           1,623,750
Stater Brothers Holdings, Inc.
  8.125%, due 06/15/12 (144A) (a)                                 5,000,000           5,262,500
                                                                               ----------------
                                                                                     21,974,575
                                                                               ----------------

HEALTH CARE EQUIPMENT & SUPPLIES -- 1.1%
Fisher Scientific International, Inc.
  8.000%, due 09/01/13                                            2,000,000           2,250,000
Fresenius Med Cap Trust II
  7.875%, due 02/01/08                                            1,050,000           1,147,125
Hanger Orthopedic Group, Inc.
  10.375%, due 02/15/09 (b)                                       1,000,000             925,000
Medex, Inc.
  8.875%, due 05/15/13                                            6,500,000           7,117,500
Vanguard Health Holding Co. II, LLC
  9.000%, due 10/01/14 (144A) (a)                                 2,250,000           2,266,875
                                                                               ----------------
                                                                                     13,706,500
                                                                               ----------------

HEALTH CARE PROVIDERS & SERVICES -- 3.3%
Ameripath, Inc.
  10.500%, due 04/01/13 (b)                                       4,000,000           4,100,000
Ardent Health Services, Inc.
  10.000%, due 08/15/13                                           2,750,000           2,832,500
Beverly Enterprises, Inc.
  7.875%, due 06/15/14 (144A) (a)                                 4,000,000           4,300,000
Coventry Health Care, Inc.
  8.125%, due 02/15/12                                            1,500,000           1,672,500
HCA, Inc.
  7.690%, due 06/15/25                                            1,500,000           1,594,144
HealthSouth Corp.
  10.750%, due 10/01/08                                             500,000             521,875
  8.375%, due 10/01/11 (b)                                        1,500,000           1,498,125
National Nephrology Associations, Inc.
  9.000%, due 11/01/11 (144A) (a)                                 1,500,000           1,741,875
PacifiCare Health Systems, Inc.
  10.750%, due 06/01/09                                           1,950,000           2,257,125
Perkinelmer, Inc.
  8.875%, due 01/15/13                                            3,500,000           3,972,500
Rotech Healthcare, Inc.
  9.500%, due 04/01/12                                            2,000,000           2,150,000
Senior Housing Properties Trust (REIT)
  7.875%, due 04/15/15                                            1,000,000           1,090,000
Tenet Healthcare Corp.
  7.375%, due 02/01/13 (b)                                        6,000,000           5,670,000
  9.875%, due 07/01/14 (144A) (a)                                 2,000,000           2,100,000
Triad Hospitals, Inc.
  7.000%, due 11/15/13 (b)                                        2,500,000           2,556,250
UnitedHealth Group, Inc.
  4.875%, due 04/01/13 (b)                                        1,500,000           1,521,864
Ventas Realty LP (REIT)
  8.750%, due 05/01/09                                            1,000,000           1,120,000
                                                                               ----------------
                                                                                     40,698,758
                                                                               ----------------

HOMEBUILDERS -- 0.7%
Beazer Homes USA, Inc.
  8.375%, due 04/15/12 (b)                                        1,000,000           1,110,000
  6.500%, due 11/15/13                                            4,500,000           4,612,500
Schuler Homes, Inc.
  9.375%, due 07/15/09                                            1,500,000           1,650,000
William Lyon Homes, Inc.
  10.750%, due 04/01/13                                           1,150,000           1,334,000
                                                                               ----------------
                                                                                      8,706,500
                                                                               ----------------

HOTELS, RESTAURANTS & LEISURE -- 6.9%
Aztar Corp.
  7.875%, due 06/15/14 (144A) (a)                                 1,000,000           1,065,000
Boyd Gaming Corp.
  8.750%, due 04/15/12                                            4,000,000           4,480,000
Dennys Holdings Inc.
  10.000%, due 10/01/12 (144A) (a)                                  775,000             781,781
Friendly Ice Cream Corp.
  8.375%, due 06/15/12                                            3,500,000           3,377,500
Gaylord Entertainment Co.
  8.000%, due 11/15/13                                            7,500,000           7,931,250

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS -- continued
SEPTEMBER 30, 2004 (Unaudited)
(Percentage of Net Assets)

SECURITY                                                         PAR
DESCRIPTION                                                     AMOUNT               VALUE
-----------------------------------------------------------------------------------------------
Hard Rock Hotel, Inc.
  8.875%, due 06/01/13                                            6,000,000           6,495,000
Harrah's Operation Co., Inc.
  7.500%, due 01/15/09                                            1,700,000           1,903,647
  5.375%, due 12/15/13                                            2,000,000           1,998,394
Host Marriott Corp. (REIT), - Series B
  7.875%, due 08/01/08                                            1,612,000           1,666,405
Host Marriott LP
  7.000%, due 08/15/12 (144A) (a)                                 5,650,000           5,974,875
Host Marriott LP (REIT), - Series G
  9.250%, due 10/01/07                                            2,250,000           2,531,250
Isle of Capri Casinos, Inc.
  9.000%, due 03/15/12                                            3,000,000           3,345,000
  7.000%, due 03/01/14                                            4,800,000           4,848,000
John Q Hammons Hotels, Inc., - Series B
  8.875%, due 05/15/12 (b)                                        1,500,000           1,680,000
Mandalay Resort Group
  9.375%, due 02/15/10 (b)                                        2,000,000           2,310,000
MGM Mirage
  6.750%, due 09/01/12 (144A) (a)                                 5,000,000           5,200,000
O' Charleys, Inc.
  9.000%, due 11/01/13                                            2,000,000           2,110,000
Park Place Entertainment Corp.
  7.875%, due 12/15/05                                            3,250,000           3,428,750
  9.375%, due 02/15/07                                            1,750,000           1,955,625
Penn National Gaming, Inc.
  6.875%, due 12/01/11 (b)                                        3,000,000           3,105,000
Premier Entertainment Biloxi Llc
  10.750%, due 02/01/12                                           1,225,000           1,298,500
River Rock Entertainment Authority
  9.750%, due 11/01/11                                            4,800,000           5,076,000
Seneca Gaming Corp.
  7.250%, due 05/01/12 (144A) (a)                                   750,000             778,125
Six Flags, Inc.
  9.500%, due 02/01/09 (b)                                        3,150,000           3,094,875
Station Casinos Inc.
  6.500%, due 02/01/14                                            5,500,000           5,623,750
Turning Stone Casino Resort Enterprise
  9.125%, due 12/15/10 (144A) (a)                                 1,500,000           1,627,500
Venetian Casino Resort
  11.000%, due 06/15/10                                           2,000,000           2,325,000
                                                                               ----------------
                                                                                     86,011,227
                                                                               ----------------

HOUSEHOLD DURABLES -- 0.4%
D. R. Horton, Inc.
  6.875%, due 05/01/13                                            1,000,000           1,097,500
Fedders North America, Inc.
  9.875%, due 03/01/14                                            4,500,000           3,768,750
                                                                               ----------------
                                                                                      4,866,250
                                                                               ----------------

LEISURE EQUIPMENT & PRODUCTS -- 0.4%
Warner Music Group
  7.375%, due 04/15/14 (144A) (a)                                 5,000,000           5,200,000
                                                                               ----------------

MACHINERY  -- 0.7%
AGCO Corp.
  9.500%, due 05/01/08                                            1,250,000           1,356,250
Case New Holland, Inc.
  9.250%, due 08/01/11 (144A) (a)                                 1,200,000           1,350,000
Dresser, Inc.
  9.375%, due 04/15/11                                            1,000,000           1,105,000
JLG Industries, Inc.
  8.250%, due 05/01/08                                            2,150,000           2,300,500
Manitowoc  Co., Inc.
  7.125%, due 11/01/13                                            2,500,000           2,656,250
                                                                               ----------------
                                                                                      8,768,000
                                                                               ----------------

MEDIA -- 8.2%
Allbritton Communications Co.
  7.750%, due 12/15/12                                            7,500,000           7,800,000
AMC Entertainment, Inc.
  8.000%, due 03/01/14 (144A) (a)                                 8,000,000           7,560,000
Block Communications, Inc.
  9.250%, due 04/15/09 (b)                                        2,000,000           2,125,000
Carmike Cinemas Inc.
  7.500%, due 02/15/14                                            1,500,000           1,526,250
Century Communications Corp.
  8.375%, due 11/15/17 (b) (c)                                      700,000             742,875
Century Communications Corp., - Class A
  9.500%, due 03/01/05 (b) (c)                                    1,850,000           1,988,750
Charter Communications Holdings
  10.000%, due 04/01/09                                           8,000,000           6,520,000
Charter Communications Holdings II
  10.250%, due 09/15/10                                           4,000,000           4,105,000
Cinemark USA, Inc.
  9.000%, due 02/01/13                                            1,750,000           1,964,375
Clear Channel Communications, Inc.
  4.625%, due 01/15/08 (b)                                        3,500,000           3,566,920
Comcast Corp.
  5.850%, due 01/15/10                                            1,500,000           1,598,207
CSC Holdings, Inc.
  6.750%, due 04/15/12 (144A) (a)                                 1,150,000           1,158,625
  7.625%, due 07/15/18                                              900,000             922,500
CSC Holdings, Inc., - Series B
  8.125%, due 08/15/09                                            4,750,000           5,070,625
Dex Media Inc.
  8.000%, due 11/15/13                                            7,500,000           7,912,500
DirecTV Holdings LLC
  8.375%, due 03/15/13                                            2,500,000           2,856,250
EchoStar DBS Corp.
  10.375%, due 10/01/07                                             600,000             632,628
  9.125%, due 01/15/09                                            1,625,000           1,815,937
  6.375%, due 10/01/11 (b)                                        3,000,000           3,052,500
Emmis Operating Co.
  6.875%, due 05/15/12                                            4,000,000           4,170,000
Fisher Communications, Inc.
  8.625%, due 09/15/14 (144A) (a)                                   600,000             627,000
FrontierVision Operating Partners LP, - Series B
  11.875%, due 09/15/07 (c)                                       1,000,000           1,257,500
Globo Comunicacoes Participacao
  10.625%, due 12/05/08 (144A) (a) (c)                              750,000             543,750
Insight Communications Co., Inc.
  0.000% /
  12.250%, due 02/15/11 ++ (b)                                    9,000,000           8,460,000

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS -- continued
SEPTEMBER 30, 2004 (Unaudited)
(Percentage of Net Assets)

SECURITY                                                         PAR
DESCRIPTION                                                     AMOUNT               VALUE
-----------------------------------------------------------------------------------------------
Lin Television Corp.
  6.500%, due 05/15/13 (b)                                        2,000,000           2,055,000
Mediacom LLC
  8.500%, due 04/15/08 (b)                                        6,350,000           6,524,625
  9.500%, due 01/15/13 (b)                                        5,000,000           4,837,500
Paxson Communications Corp.
  10.750%, due 07/15/08 (b)                                       8,000,000           8,080,000
Renaissance Media Group LLC
  10.000%, due 04/15/08                                             750,000             776,250
Sinclair Broadcast Group, Inc.
  8.750%, due 12/15/11                                            2,000,000           2,180,000
                                                                               ----------------
                                                                                    102,430,567
                                                                               ----------------

METALS & MINING -- 1.2%
Century Aluminum Co.
  7.500%, due 08/15/14 (144A) (a)                                   800,000             846,000
Peabody Energy Corp.
  5.875%, due 04/15/16                                            3,500,000           3,473,750
Placer Dome, Inc.,  Convertible
  2.750%, due 10/15/23 (144A) (a)                                 7,000,000           8,688,750
Timken Co.
  5.750%, due 02/15/10                                            1,500,000           1,557,642
                                                                               ----------------
                                                                                     14,566,142
                                                                               ----------------

OIL & GAS -- 5.2%
Chesapeake Energy Corp.
  7.750%, due 01/15/15                                            3,150,000           3,449,250
Dynegy Hldgs, Inc.
  6.875%, due 04/01/11 (b)                                        3,000,000           2,872,500
El Paso Corp.
  7.000%, due 05/15/11                                            5,000,000           4,850,000
Ferrellgas L P
  6.750%, due 05/01/14 (b)                                        3,000,000           3,075,000
Ferrellgas Partners LLP
  8.750%, due 06/15/12                                            2,000,000           2,210,000
Hanover Compressor Co.
  8.625%, due 12/15/10                                            3,000,000           3,270,000
J Ray McDermott S.A.
  11.000%, due 12/15/13 (144A) (a)                                1,250,000           1,365,625
Kcs Energy, Inc.
  7.125%, due 04/01/12                                            2,500,000           2,625,000
Key Energy Services, Inc.
  8.375%, due 03/01/08                                            1,000,000           1,060,000
  6.375%, due 05/01/13                                            5,000,000           4,975,000
Northwest Pipeline Corp.
  8.125%, due 03/01/10                                            1,500,000           1,689,375
Pioneer Natural Resources Co., - Series A
  7.200%, due 01/15/28                                            1,510,000           1,705,678
Pride International, Inc.
  7.375%, due 07/15/14 (144A) (a)                                 1,500,000           1,672,500
Schlumberger, Ltd. (Convertible)
  1.500%, due 06/01/23                                            7,000,000           7,700,000
SEMCO Energy, Inc.
  7.125%, due 05/15/08 (b)                                        8,000,000           8,480,000
Sonat, Inc.
  7.625%, due 07/15/11                                            1,500,000           1,485,000
Suburban Propane Partners LP
  6.875%, due 12/15/13                                            5,500,000           5,692,500
Swiss Life Financial, Ltd., Convertible
  2.000%, due 05/20/05                                            1,225,000           1,384,250
Williams Cos, Inc.
  7.875%, due 09/01/21                                            5,000,000           5,575,000
                                                                               ----------------
                                                                                     65,136,678
                                                                               ----------------

OIL & GAS EXPLORATION & PRODUCTION -- 1.7%
El Paso Production Holding Co.
  7.750%, due 06/01/13                                            6,250,000           6,296,875
EXCO Resources, Inc.
  7.250%, due 01/15/11                                            6,000,000           6,390,000
Forest Oil Corp.
  8.000%, due 06/15/08                                            1,500,000           1,665,000
Houston Exploration Co.
  7.000%, due 06/15/13                                            3,000,000           3,157,500
Magnum Hunter Resources, Inc.
  9.600%, due 03/15/12                                            1,300,000           1,475,500
Range Resources Corp.
  7.375%, due 07/15/13                                            2,575,000           2,716,625
                                                                               ----------------
                                                                                     21,701,500
                                                                               ----------------

PAPER & FOREST PRODUCTS -- 3.3%
Abitibi-Consolidated, Inc. (Yankee)
  8.550%, due 08/01/10                                            3,000,000           3,232,500
Bowater, Inc.
  6.500%, due 06/15/13 (b)                                        6,500,000           6,339,444
Buckeye Technologies, Inc.
  8.000%, due 10/15/10 (b)                                        5,400,000           5,319,000
Georgia-Pacific Corp.
  8.250%, due 03/01/23                                            4,000,000           4,140,000
  8.125%, due 06/15/23                                            1,950,000           2,013,375
Graham Packaging Company L P Gpc California
  8.500%, due 10/15/12 (144A) (a)                                 1,050,000           1,076,250
Jefferson Smurfit Corp.
  7.500%, due 06/01/13                                            2,500,000           2,650,000
Longview Fibre Co.
  10.000%, due 01/15/09 (b)                                       1,500,000           1,642,500
Norske Skog Canada
  7.375%, due 03/01/14                                            5,500,000           5,775,000
Smurfit-Stone Container Corp.
  8.250%, due 10/01/12                                            1,750,000           1,938,125
Stone Container Corp.
  9.250%, due 02/01/08                                            1,000,000           1,117,500
  8.375%, due 07/01/12 (b)                                          600,000             664,500
Tembec Industries, Inc.
  7.750%, due 03/15/12                                            2,000,000           2,020,000
Tembec Industries, Inc., (Yankee)
  8.625%, due 06/30/09 (b)                                        1,000,000           1,030,000
Temple-Inland, Inc.
  7.875%, due 05/01/12                                            1,250,000           1,478,475
                                                                               ----------------
                                                                                     40,436,668
                                                                               ----------------

PERSONAL PRODUCTS -- 0.8%
Elizabeth Arden, Inc.
  7.750%, due 01/15/14                                            6,000,000           6,330,000
Playtex Products, Inc.
  9.375%, due 06/01/11 (b)                                        4,000,000           4,120,000
                                                                               ----------------
                                                                                     10,450,000
                                                                               ----------------

PHARMACEUTICALS -- 1.0%
Alpharma, Inc.
  8.625%, due 05/01/11 (144A) (a)                                 6,750,000           6,952,500

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS -- continued
SEPTEMBER 30, 2004 (Unaudited)
(Percentage of Net Assets)

SECURITY                                                         PAR
DESCRIPTION                                                     AMOUNT               VALUE
-----------------------------------------------------------------------------------------------
Biovail Corp., (Yankee)
  7.875%, due 04/01/10 (b)                                        5,000,000           5,125,000
                                                                               ----------------
                                                                                     12,077,500
                                                                               ----------------

PUBLISHING -- 1.3%
American Color Graphics, Inc.
  10.000%, due 06/15/10                                           2,000,000           1,550,000
American Media Operations, Inc., - Series B
  10.250%, due 05/01/09                                           1,000,000           1,057,500
Dex Media West - Series B
  9.875%, due 08/15/13 (b)                                        3,418,000           4,033,240
Houghton Mifflin Co.
  8.250%, due 02/01/11 (b)                                        6,000,000           6,300,000
PRIMEDIA, Inc.
  8.875%, due 05/15/11 (b)                                        3,500,000           3,517,500
                                                                               ----------------
                                                                                     16,458,240
                                                                               ----------------
REAL ESTATE -- 0.2%
Felcor Lodging LP (REIT)
  9.000%, due 06/01/11 (b)                                        2,260,000           2,497,300
                                                                               ----------------

RETAIL - MULTILINE -- 1.2%
JC Penney, Inc.
  8.000%, due 03/01/10                                            2,000,000           2,287,500
  6.875%, due 10/15/15 (b)                                        1,750,000           1,872,500
  7.950%, due 04/01/17 (b)                                        1,500,000           1,740,000
Jean Coutu Group Pjc, Inc.
  8.500%, due 08/01/14 (144A) (a)                                 2,600,000           2,593,500
Rite Aid Corp.
  8.125%, due 05/01/10                                            6,000,000           6,330,000
                                                                               ----------------
                                                                                     14,823,500
                                                                               ----------------

RETAIL - SPECIALTY -- 0.6%
J Crew Intermediate LLC 0.000% /
  16.000%, due 05/15/08 ++                                          975,000             897,000
Remington Arms Co.
  10.500%, due 02/01/11                                             400,000             382,000
Saks, Inc.
  9.875%, due 10/01/11                                            3,500,000           4,182,500
  7.375%, due 02/15/19                                            1,000,000           1,005,000
Woolworth Corp.
  8.500%, due 01/15/22                                            1,110,000           1,187,700
                                                                               ----------------
                                                                                      7,654,200
                                                                               ----------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 0.7%
Amkor Technology, Inc.
  7.125%, due 03/15/11                                            3,000,000           2,475,000
Freescale Semiconductor, Inc.
  4.380%, due 07/15/09 (144A) (a) @                               2,750,000           2,832,500
  7.125%, due 07/15/14 (144A) (a)                                 2,750,000           2,873,750
                                                                               ----------------
                                                                                      8,181,250
                                                                               ----------------

SOFTWARE -- 0.3%
Sensus Metering Systems Inc.
  8.625%, due 12/15/13                                            4,000,000           4,100,000
                                                                               ----------------

STEEL -- 0.3%
Armco, Inc.
  9.000%, due 09/15/07                                            1,500,000           1,518,750
International Steel Group, Inc.
  6.500%, due 04/15/14 (144A) (a)                                 1,725,000           1,733,625
                                                                               ----------------
                                                                                      3,252,375
                                                                               ----------------

TELECOMMUNICATION SERVICES - DIVERSIFIED -- 2.6%
Cincinnati Bell, Inc.
  8.375%, due 01/15/14 (b)                                        5,000,000           4,587,500
Eircom Funding
  8.250%, due 08/15/13                                            1,750,000           1,925,000
Level 3 Financing, Inc.
  10.750%, due 10/15/11 (144A) (a)                                3,000,000           2,542,500
MCI, Inc.
  5.908%, due 05/01/07                                            2,078,514           2,065,523
  6.688%, due 05/01/09                                            2,078,514           2,008,363
  7.735%, due 05/01/14                                            1,781,583           1,692,504
Qwest Capital Funding, Inc.
  7.900%, due 08/15/10 (b)                                       10,000,000           9,275,000
Qwest Communications International, Inc.
  5.210%, due 02/15/09 (144A) (a) @                               1,600,000           1,532,000
  7.250%, due 02/15/11 (144A) (a) (b)                             1,600,000           1,524,000
Qwest Services Corp.
  14.000%, due 12/15/10  (144A) (a)                               3,000,000           3,517,500
TeleCorp PCS, Inc.
  10.625%, due 07/15/10                                           1,000,000           1,110,907
                                                                               ----------------
                                                                                     31,780,797
                                                                               ----------------

TELECOMMUNICATION SERVICES - WIRELESS -- 2.2%
Alamosa Delaware, Inc.
  11.000%, due 07/31/10 (b)                                       1,500,000           1,706,250
Centennial Communications Corp.
  10.125%, due 06/15/13 (a) (b)                                   7,250,000           7,666,875
Dobson Communications Corp.
  8.875%, due 10/01/13 (b)                                        6,000,000           3,900,000
Nextel Communications, Inc.
  6.875%, due 10/31/13                                            1,000,000           1,045,000
  7.375%, due 08/01/15 (b)                                        1,500,000           1,620,000
Nextel Partners, Inc.
  8.125%, due 07/01/11 (b)                                        5,400,000           5,751,000
Rogers Wireless Communications, Inc.
  9.625%, due 05/01/11                                            1,000,000           1,120,000
Rural Cellular Corp.
  9.750%, due 01/15/10 (b)                                        3,500,000           3,062,500
Western Wireless Corp.
  9.250%, due 07/15/13                                            2,000,000           2,050,000
                                                                               ----------------
                                                                                     27,921,625
                                                                               ----------------

TEXTILES, APPAREL & LUXURY GOODS -- 0.4%
Invista, Inc.
  9.250%, due 05/01/12 (144A) (a)                                 4,500,000           4,826,250
                                                                               ----------------

TRANSPORTATION -- 1.0%
Blount, Inc.
  8.875%, due 08/01/12                                              750,000             800,625
CHC Helicopter Corp
  7.375%, due 05/01/14                                            4,000,000           4,190,000
Horizon Lines LLC
  9.000%, due 11/01/12 (144A) (a)                                   600,000             636,000
Offshore Logistics, Inc.
  6.125%, due 06/15/13                                            4,150,000           4,233,000
Trinity Inds, Inc.
  6.500%, due 03/15/14                                            2,500,000           2,475,000
                                                                               ----------------
                                                                                     12,334,625
                                                                               ----------------

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS -- continued
SEPTEMBER 30, 2004 (Unaudited)
(Percentage of Net Assets)

SECURITY                                                         PAR
DESCRIPTION                                                     AMOUNT               VALUE
-----------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE BACKED SECURITIES -- 2.4%
Federal Home Loan Mortgage Corp.
  5.500%, due 07/15/06 (b)                                       10,000,000          10,482,990
Federal National Mortgage Assoc
  7.000%, due 09/01/29                                              161,459             171,528
  7.000%, due 03/01/32                                              380,442             403,700
  7.000%, due 05/01/32                                            1,565,745           1,661,463
  6.000%, due 12/01/32                                            1,621,834           1,681,117
  6.000%, due 05/01/33                                           10,734,833          11,127,226
  5.500%, due 10/01/33                                            4,247,471           4,314,349
                                                                               ----------------
                                                                                     29,842,373
                                                                               ----------------
Total Domestic Bonds & Debt Securities
(Cost $907,323,103)                                                                 941,120,061
                                                                               ----------------
CONVERTIBLE BONDS -- 14.7%
ADVERTISING -- 0.6%
Lamar Advertising Co.
  2.875%, due 12/31/10                                            7,000,000           7,630,000
                                                                               ----------------

AEROSPACE & DEFENSE -- 0.8%
Alliant Techsystems Inc.
  2.750%, due 02/15/24                                            4,000,000           4,110,000
L-3 Communications Holdings, Inc.
  4.000%, due 09/15/11 @ (b)                                      2,500,000           3,134,375
Lockheed Martin Corp.
  1.461%, due 08/15/33 @                                          3,000,000           3,102,780
                                                                               ----------------
                                                                                     10,347,155
                                                                               ----------------
AUTOMOBILES -- 0.3%
Ford Motor Co.
  6.500%, due 01/15/32                                               60,000           3,136,800
                                                                               ----------------

COMPUTER SOFTWARE & PROCESSING -- 0.4%
Mentor Graphics Corp.
  6.875%, due 06/15/07                                            5,000,000           5,187,500
                                                                               ----------------

COMPUTERS & PERIPHERALS -- 0.1%
Maxtor Corp.
  6.800%, due 04/30/10                                              730,000             740,038
                                                                               ----------------

CONSTRUCTION MATERIALS -- 0.4%
Fluor Corp. New
  1.500%, due 02/15/24                                            5,000,000           5,243,750
                                                                               ----------------

ELECTRICAL EQUIPMENT -- 0.4%
LSI Logic Corp.
  4.000%, due 05/15/10                                            6,000,000           5,392,500
                                                                               ----------------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.1%
Corning, Inc.
  7.000%, due 03/15/07                                            1,000,000           1,005,000
  3.500%, due 11/01/08                                            1,500,000           1,770,000
EDO Corp.
  5.250%, due 04/15/07                                            2,500,000           2,668,750
Flir Systems, Inc.
  3.000%, due 06/01/23                                            2,000,000           3,087,500
RF Micro Devices, Inc.
  1.500%, due 07/01/10                                            5,000,000           5,481,250
                                                                               ----------------
                                                                                     14,012,500
                                                                               ----------------

FOOD PRODUCTS -- 0.8%
Bunge, Ltd.
  3.750%, due 11/15/22                                            4,500,000           6,086,250
General Mills, Inc.
  1.930%, due 10/28/22 + (b)                                      5,000,000           3,531,250
                                                                               ----------------
                                                                                      9,617,500
                                                                               ----------------

HEALTH CARE EQUIPMENT & SUPPLIES -- 1.7%
Advanced Medical Optics, Inc.
  2.500%, due 07/15/24 (144A) (a)                                 5,000,000           5,500,000
Fisher Scientific International, Inc.
  2.500%, due 10/01/23                                            8,000,000          11,440,000
Medtronic, Inc.
  1.250%, due 09/15/21                                            4,000,000           4,120,000
                                                                               ----------------
                                                                                     21,060,000
                                                                               ----------------

HEALTH CARE PROVIDERS & SERVICES -- 0.6%
Lifepoint Hospitals, Inc.
  4.500%, due 06/01/09                                            4,000,000           3,980,000
Universal Health Services, Inc.
  0.426%, due 06/23/20                                            5,500,000           3,217,500
                                                                               ----------------
                                                                                      7,197,500
                                                                               ----------------

HOTELS, RESTAURANTS & LEISURE -- 0.5%
Fairmont Hotels & Resorts, Inc.
  3.750%, due 12/01/23                                            5,500,000           5,754,375
                                                                               ----------------

LEISURE EQUIPMENT & PRODUCTS -- 0.5%
International Game Technology
  0.810%, due 01/29/33 +                                          7,500,000           5,962,500
                                                                               ----------------

MACHINERY  -- 0.4%
AGCO Corp.
  1.750%, due 12/31/33 (b)                                        3,775,000           4,572,469
                                                                               ----------------

MEDIA -- 1.2%
Disney Walt Co.
  2.125%, due 04/15/23                                            7,000,000           7,218,750
Liberty Media Corp.
  3.250%, due 03/15/31                                            6,000,000           5,467,500
Sinclair Broadcast Group, Inc.
  4.875% /
  2.000%, due 07/15/18 ++                                         2,500,000           2,278,125
                                                                               ----------------
                                                                                     14,964,375
                                                                               ----------------

OIL & GAS -- 0.3%
Airgas, Inc.
  6.250%, due 07/15/14                                            4,000,000           4,020,000
                                                                               ----------------

PHARMACEUTICALS -- 2.5%
Allergan, Inc.
  0.470%, due 11/06/22 +                                          3,000,000           2,756,250
Amylin Pharmaceuticals, Inc.
  2.500%, due 04/15/11                                            2,325,000           2,232,000
Cephalon, Inc.
  2.500%, due 12/15/06                                            3,500,000           3,421,250
Invitrogen Corp.
  1.500%, due 02/15/24                                            5,500,000           4,888,125
SFBC International Inc.
  2.250%, due 08/15/24 (144A) (a)                                 4,000,000           3,900,000
Teva Pharmaceutical Finance B.V.
  0.375%, due 11/15/22                                            3,500,000           4,528,125
  0.500%, due 02/01/24                                            2,500,000           2,415,625
Watson Pharmaceuticals, Inc.
  1.750%, due 03/15/23                                            7,500,000           7,481,250
                                                                               ----------------
                                                                                     31,622,625
                                                                               ----------------

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS -- continued
SEPTEMBER 30, 2004 (Unaudited)
(Percentage of Net Assets)

SECURITY                                                         PAR
DESCRIPTION                                                     AMOUNT               VALUE
-----------------------------------------------------------------------------------------------
RETAIL - MULTILINE -- 0.4%
Costco Wholesale Corp.
  0.400%, due 08/19/17 +                                          5,000,000           4,750,000
                                                                               ----------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 0.3%
Teradyne, Inc.
  3.750%, due 10/15/06                                            4,000,000           4,005,000
                                                                               ----------------

SOFTWARE -- 1.2%
DST Systems, Inc., - Series A
  4.125%, due 08/15/23                                            6,500,000           7,840,625
EMC Corp.
  4.500%, due 04/01/07                                            6,500,000           7,060,625
                                                                               ----------------
                                                                                     14,901,250
                                                                               ----------------

TELECOMMUNICATION SERVICES - WIRELESS -- 0.2%
Nextel Communications, Inc.
  5.250%, due 01/15/10                                            2,500,000           2,503,125
                                                                               ----------------

Total Convertible Bonds (Cost $179,682,063)                                         182,620,961
                                                                               ----------------

SECURITY
DESCRIPTION                                                    SHARES                VALUE
-----------------------------------------------------------------------------------------------
COMMON STOCKS -- 0.5%
AEROSPACE & DEFENSE -- 0.1%
Raytheon Co.                                                         39,150           1,486,917
                                                                               ----------------

COMMUNICATIONS EQUIPMENT -- 0.0%
Call-Net Enterprises, Inc. - Class B* (b)                            16,571              27,425
                                                                               ----------------

HEALTH CARE PROVIDERS & SERVICES -- 0.3%
Anthem, Inc. Convertible(b)                                           8,000             800,800
Baxter International, Inc. (b)                                       45,000           2,418,750
                                                                               ----------------
                                                                                      3,219,550
                                                                               ----------------

INTERNET SOFTWARE & SERVICES -- 0.0%
McDATA Corp. - Class A* (b)                                             440               2,213
                                                                               ----------------

OIL & GAS -- 0.1%
Devon Energy Corp.                                                   10,000             710,100
                                                                               ----------------

PAPER & FOREST PRODUCTS -- 0.0%
PT Indah Kiat Pulp & Paper Corp. *                                1,867,500             173,040
                                                                               ----------------

SOFTWARE -- 0.0%
EMC Corp. *                                                          12,000             138,480
                                                                               ----------------
Total Common Stocks (Cost $5,608,013)                                                 5,757,725
                                                                               ----------------

PREFERRED STOCK -- 3.3%
BEVERAGES, FOOD & TOBACCO -- 0.2%
Constellation Brands, Inc.                                           75,000           2,456,250
                                                                               ----------------

ELECTRIC UTILITIES -- 0.4%
Dominion Resources, Inc. 9.50%(b)                                    85,000           4,636,750
                                                                               ----------------

ELECTRICAL EQUIPMENT -- 0.5%
FPL Group, Inc. 8.00%                                               100,000           5,597,000
                                                                               ----------------

FOOD & DRUG RETAILING -- 0.3%
Albertsons, Inc. 7.250%                                             130,000           3,367,000
                                                                               ----------------

HEALTH CARE EQUIPMENT & SUPPLIES -- 0.3%
Omnicare, Inc. 4.00%                                                 70,000           3,325,000
                                                                               ----------------

INSURANCE -- 0.1%
XL Capital, Ltd. 6.50%                                               45,000           1,111,950
                                                                               ----------------

MEDIA -- 0.2%
Sinclair Broadcast Group, Inc. - Series D, 6.00%                     55,700           2,240,811
                                                                               ----------------

OIL & GAS -- 0.7%
Chesapeake Energy Corp. 6.00% (b)                                    75,000           6,009,375
Williams Cos, Inc. *                                                 30,000           2,130,000
                                                                               ----------------
                                                                                      8,139,375
                                                                               ----------------

PAPER & FOREST PRODUCTS -- 0.2%
Temple-Inland, Inc. 7.50%                                            50,000           2,829,000
                                                                               ----------------

PHARMACEUTICALS -- 0.3%
Schering Plough Corp.
  6.000%, due 09/14/07 *                                             70,000           3,706,500
                                                                               ----------------

PUBLISHING -- 0.3%
Interpublic Group of Companies,
 Inc. - Series A 5.375%(b)                                           80,000           3,322,400
                                                                               ----------------
Total Preferred Stock (Cost $40,461,754)                                             40,732,036
                                                                               ----------------

WARRANTS -- 0.0%
PAPER & FOREST PRODUCTS -- 0.0%
Asia Pulp & Paper, Ltd. (expiring 03/15/05) *
 (144A) (a) (d) (Cost $0)                                               250                   0
                                                                               ----------------

SECURITY                                                         PAR
DESCRIPTION                                                     AMOUNT               VALUE
-----------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 20.7%
State Street Bank & Trust Co.,
  Repurchase Agreement, dated
  09/30/04 at 0.75%  to be
  repurchased at $ 48,001,000 on
  10/01/04 collateralized by
  $48,080,000 FNMA 2.875% due
  10/15/05 with a value of $ 48,961,451                          48,000,000          48,000,000
State Street Bank & Trust Co.,
  Repurchase Agreement, dated
  09/30/04 at 0.75% to be purchased
  at $13,422,280 on 10/01/04
  collateralized by $13,735,000 FNMA
  2.625% due 01/19/07 with a value
  of $13,694,509                                                 13,422,000          13,422,000
State Street Navigator Securities
  Lending Prime Portfolio (e)                                   195,182,273         195,182,273
                                                                               ----------------
Total Short-Term Investments (Cost $256,604,273)                                    256,604,273
                                                                               ----------------

TOTAL INVESTMENTS -- 114.9%
(Cost $ 1,389,679,206)                                                            1,426,835,056

Other Assets and Liabilities (net) -- (14.9%)                                      (184,892,433)

                                                                               ----------------
TOTAL NET ASSETS -- 100.0%                                                     $  1,241,942,623
                                                                               ================

PORTFOLIO FOOTNOTES:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $56,129,242 and $18,973,392 respectively, resulting in a net unrealized appreciation of $37,155,850.

*       Non-income producing security.

+       Zero coupon bond-Interest rate represents current yield to maturity.

++ Security is a "step-up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.

@ Variable or floating rate security. The stated rate represents the rate at September 30, 2004.

(a) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(b)     All or a portion of security out on loan.

(c)     Security is in default.

(d)     Illiquid securities representing in the aggregate 0.00% of net assets.

(e) Represents investment of collateral received from securities lending transactions.

REIT -  Real Estate Investment Trust

FNMA -  Federal National Mortgage Association

Yankee - U.S. Dollar denominated bonds issued by non-U.S. companies in the U.S.

The following table summarizes the credit composition of the portfolio holdings of the Lord Abbett Bond Debenture Portfolio at September 30, 2004, based upon credit quality ratings issued by Standard & Poor's. For securities not rated by Standard & Poor's, the equivalent Moody's rating is used.

                                                         PERCENT OF
                                                          PORTFOLIO
PORTFOLIO COMPOSITION BY CREDIT QUALITY                  (UNAUDITED)
----------------------------------------------------------------------

AAA/Government/Government Agency                                 2.88%
AA                                                               4.28%
A                                                                3.17%
BBB                                                             13.89%
BB                                                              19.90%
B                                                               46.57%
Below B                                                          8.77%
Equities/Other                                                   0.54%
                                                       ---------------
Total:                                                         100.00%
                                                       ===============

MET INVESTORS SERIES TRUST
LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (Unaudited)
(Percentage of Net Assets)

SECURITY
DESCRIPTION                                                    SHARES                VALUE
-----------------------------------------------------------------------------------------------
COMMON STOCKS -- 95.2%
AEROSPACE & DEFENSE -- 0.3%
Honeywell International, Inc.                                       240,097    $      8,609,879
                                                                               ----------------

AIR FREIGHT & LOGISTICS -- 1.0%
United Parcel Service, Inc. - Class B                               346,270          26,288,818

BANKS -- 4.0%
Bank of New York Co., Inc.                                          924,100          26,955,997
Marshall & Ilsley Corp.(a)                                          178,700           7,201,610
U.S. Bancorp                                                        609,600          17,617,440
Wachovia Corp.                                                      564,604          26,508,158
Wells Fargo Co.                                                     466,486          27,816,560
                                                                               ----------------
                                                                                    106,099,765
                                                                               ----------------

BEVERAGES -- 1.7%
Coca-Cola Co. (The)                                                  62,300           2,495,115
PepsiCo, Inc.                                                       888,676          43,234,087
                                                                               ----------------
                                                                                     45,729,202
                                                                               ----------------

CHEMICALS -- 3.5%
E.I. du Pont de Nemours & Co.                                       848,552          36,318,026
Monsanto Co.                                                        347,820          12,667,604
Potash Corporation of Saskatchewan, Inc.                            262,870          16,868,368
Praxair, Inc.                                                       633,550          27,077,927
                                                                               ----------------
                                                                                     92,931,925
                                                                               ----------------

COMMERCIAL SERVICES & SUPPLIES -- 2.3%
Waste Management, Inc.                                              773,335          21,142,979
Xerox Corp.* (a)                                                  2,840,940          40,000,435
                                                                               ----------------
                                                                                     61,143,414
                                                                               ----------------

COMMUNICATIONS EQUIPMENT -- 1.9%
Corning, Inc.*                                                    1,111,020          12,310,102
Qwest Communications International, Inc.*                         1,733,157           5,771,413
SBC Communications, Inc.                                          1,206,413          31,306,417
                                                                               ----------------
                                                                                     49,387,932
                                                                               ----------------

COMPUTERS & PERIPHERALS -- 1.8%
Apple Computer, Inc.*                                             1,106,116          42,861,995
International Business Machines Corp.                                60,900           5,221,566
                                                                               ----------------
                                                                                     48,083,561
                                                                               ----------------

ELECTRIC SERVICES -- 0.7%
Progress Energy, Inc.(a)                                            459,247          19,444,518
                                                                               ----------------

ELECTRICAL EQUIPMENT -- 2.8%
Emerson Electric Co.                                                297,700          18,424,653
General Electric Co.                                              1,638,347          55,015,692
                                                                               ----------------
                                                                                     73,440,345
                                                                               ----------------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.1%
PG&E Corp. *                                                        106,175           3,227,720
                                                                               ----------------

ELECTRONICS -- 3.7%
Motorola, Inc.                                                    3,888,540          70,149,262
Solectron Corp.* (a)                                              4,987,235          24,686,813
Teradyne, Inc.* (a)                                                 388,510           5,206,034
                                                                               ----------------
                                                                                    100,042,109
                                                                               ----------------

ENTERTAINMENT & LEISURE -- 1.9%
Walt Disney Co.                                                   2,253,737          50,821,769
                                                                               ----------------

FINANCIAL SERVICES -- 9.4%
Bank of America Corp.                                               757,586          32,826,201
Citigroup, Inc.                                                   1,101,449          48,595,930
Goldman Sachs Group, Inc.                                           162,500          15,151,500
J.P. Morgan Chase & Co.                                           1,897,922          75,404,441
MBNA Corp.                                                           85,316           2,157,460
Mellon Financial Corp.                                            1,309,530          36,260,886
Merrill Lynch & Co., Inc.                                           686,210          34,118,361
Mitsubishi Tokyo Financial Group, Inc.(ADR) (a)                     712,400           5,941,416
Morgan Stanley                                                       36,400           1,794,520
                                                                               ----------------
                                                                                    252,250,715
                                                                               ----------------

FOOD PRODUCTS -- 4.0%
Archer-Daniels-Midland Co.                                          555,227           9,427,754
Diageo Plc (ADR)(a)                                                 189,500           9,556,485
H.J. Heinz Co.                                                      429,535          15,471,851
Kellogg Co.                                                         525,085          22,400,126
Kraft Foods, Inc. - Class A(a)                                    1,564,579          49,628,446
                                                                               ----------------
                                                                                    106,484,662
                                                                               ----------------

FOOD RETAILERS -- 0.9%
Kroger Co. (The)*                                                 1,503,995          23,342,002
                                                                               ----------------

HEALTH CARE EQUIPMENT & SUPPLIES -- 0.2%
Guidant Corp.                                                        41,500           2,740,660
Johnson & Johnson                                                    30,449           1,715,192
                                                                               ----------------
                                                                                      4,455,852
                                                                               ----------------

HEALTH CARE PROVIDERS & SERVICES -- 2.3%
Baxter International, Inc.                                        1,095,635          35,235,622
Cardinal Health, Inc.                                               587,730          25,724,942
                                                                               ----------------
                                                                                     60,960,564
                                                                               ----------------

HOUSEHOLD DURABLES -- 0.4%
Newell Rubbermaid, Inc.                                             587,750          11,778,510
                                                                               ----------------

Household Products -- 0.3%
Clorox Co. (The)                                                    135,398           7,216,713

INDUSTRIAL CONGLOMERATES -- 2.5%
Illinois Tool Works, Inc.                                           266,000          24,783,220
Tyco International, Ltd.                                          1,399,176          42,898,736
                                                                               ----------------
                                                                                     67,681,956
                                                                               ----------------

INSURANCE -- 3.7%
American International Group, Inc.                                  725,700          49,340,343
CIGNA Corp.(a)                                                      335,415          23,354,947
Hartford Financial Services Group, Inc.                             183,725          11,378,089
St. Paul Travelers Companies, Inc. (The)                            432,581          14,301,128
                                                                               ----------------
                                                                                     98,374,507
                                                                               ----------------

LEISURE EQUIPMENT & PRODUCTS -- 0.1%
Eastman Kodak Co.(a)                                                 73,598           2,371,328
                                                                               ----------------

MACHINERY -- 5.8%
Caterpillar, Inc.                                                   298,609          24,023,094
Deere & Co.                                                       1,076,115          69,463,223
Eaton Corp.                                                         583,130          36,976,274
Parker-Hannifin Corp.                                               402,413          23,686,029
                                                                               ----------------
                                                                                    154,148,620
                                                                               ----------------

MEDIA -- 4.7%
Clear Channel Communications, Inc.                                  885,915          27,613,971
Comcast Corp. - Class A*                                          1,446,147          40,376,424
Cox Communications, Inc. - Class A*                                 138,170           4,577,572
Tribune Co.                                                         697,975          28,721,671
Viacom, Inc. - Class B(a)                                           760,460          25,521,038
                                                                               ----------------
                                                                                    126,810,676
                                                                               ----------------

MET INVESTORS SERIES TRUST
LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS -- continued
SEPTEMBER 30, 2004 (Unaudited)
(Percentage of Net Assets)

SECURITY
DESCRIPTION                                                    SHARES                VALUE
-----------------------------------------------------------------------------------------------
METALS & MINING -- 2.9%
Alcoa, Inc.                                                       1,182,389          39,716,446
Barrick Gold Corp.(a)                                                   113               2,378
Newmont Mining Corp.(a)                                             805,357          36,667,904
                                                                               ----------------
                                                                                     76,386,728
                                                                               ----------------

OIL & GAS -- 8.3%
Baker Hughes, Inc.(a)                                               860,570          37,624,120
Exxon Mobil Corp.                                                 2,814,800         136,039,284
GlobalSantaFe Corp.                                                 363,685          11,146,945
Schlumberger, Ltd.                                                  566,673          38,142,760
                                                                               ----------------
                                                                                    222,953,109
                                                                               ----------------

PAPER & FOREST PRODUCTS -- 2.2%
International Paper Co.                                           1,465,400          59,216,814
                                                                               ----------------

PERSONAL PRODUCTS -- 1.5%
Gillette Co.                                                        496,660          20,730,588
Kimberly-Clark Corp.                                                301,559          19,477,696
                                                                               ----------------
                                                                                     40,208,284
                                                                               ----------------

PHARMACEUTICALS -- 7.4%
Abbott Laboratories                                                 476,880          20,200,637
Amgen, Inc.*                                                         24,600           1,394,328
Bristol-Myers Squibb Co.                                            598,506          14,166,637
Merck & Co., Inc.                                                   714,760          23,587,080
Novartis AG (ADR)                                                   857,900          40,038,193
Pfizer, Inc.                                                        741,367          22,685,830
Schering-Plough Corp.(a)                                          1,851,845          35,296,166
Wyeth                                                             1,112,010          41,589,174
                                                                               ----------------
                                                                                    198,958,045
                                                                               ----------------

RETAIL - MULTILINE -- 1.6%
CVS Corp.                                                           382,620          16,119,780
Federated Department Stores, Inc.                                    41,300           1,876,259
Target Corp.                                                        458,835          20,762,284
Wal-Mart Stores, Inc.                                                55,900           2,973,880
                                                                               ----------------
                                                                                     41,732,203
                                                                               ----------------

RETAIL - SPECIALTY -- 1.1%
Gap, Inc.(a)                                                      1,637,070          30,613,209
                                                                               ----------------

ROAD & RAIL -- 2.7%
Canadian National Railway Co.                                       457,415          22,184,628
CSX Corp.                                                           545,595          18,113,754
Union Pacific Corp.                                                 524,364          30,727,730
                                                                               ----------------
                                                                                     71,026,112
                                                                               ----------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 0.4%
Novellus Systems, Inc.*                                              49,800           1,324,182
Texas Instruments, Inc.                                             398,600           8,482,208
                                                                               ----------------
                                                                                      9,806,390
                                                                               ----------------

SOFTWARE -- 3.5%
EMC Corp.*                                                        4,241,635          48,948,468
Microsoft Corp.                                                   1,358,200          37,554,230
VERITAS Software Corp.*                                             323,252           5,753,886
                                                                               ----------------
                                                                                     92,256,584
                                                                               ----------------

TELECOMMUNICATION SERVICES - DIVERSIFIED -- 2.6%
Nortel Networks Corp.*                                            3,764,900          12,800,660
Verizon Communications, Inc.                                      1,454,164          57,264,978
                                                                               ----------------
                                                                                     70,065,638
                                                                               ----------------

TEXTILES, APPAREL & LUXURY GOODS -- 1.0%
NIKE, Inc. - Class B(a)                                             344,860          27,174,968
                                                                               ----------------
Total Common Stocks (Cost $ 2,260,016,897)                                        2,541,900,065
                                                                               ----------------


SHORT-TERM INVESTMENTS -- 10.1%
State Street Bank & Trust Co.,
  Repurchase Agreement, dated
  09/30/04 at 0.75% to be repurchased
  at $48,001,000 on 10/01/04
  collateralized by $48,895,000 FNMA
  1.875% due 02/15/05 with a value of $48,963,746              48,000,000          48,000,000
State Street Bank & Trust Co.,
  Repurchase Agreement, dated
  09/30/04 at 0.75% to be repurchased
  at $35,537,740 on 10/01/04
  collateralized by $ 36,200,000 FNMA
  1.875% due 02/15/05 with a value of $36,250,897                35,537,000          35,537,000
State Street Bank& Trust Co.,
  Repurchase Agreement, dated
  09/30/04 at 0.75% to be repurchased
  at $48,001,000 on 10/01/04
  collateralized by $48,080,000 FNMA
  2.875% due 10/15/05 with a value of $48,961,451                48,000,000          48,000,000
State Street Navigator Securities
  Lending Prime Portfolio(b)                                    138,969,427         138,969,427
                                                                               ----------------
Total Short-Term Investments (Cost $ 270,506,427)                                   270,506,427
                                                                               ----------------

TOTAL INVESTMENTS -- 105.3%
(Cost $ 2,530,523,324)                                                            2,812,031,573

Other Assets and Liabilities (net) -- (5.3%)                                       (140,379,184)
                                                                               ----------------
TOTAL NET ASSETS -- 100.0%                                                     $  2,672,027,308
                                                                               ================

PORTFOLIO FOOTNOTES:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $ 372,417,460 and $90,909,211 respectively, resulting in a net unrealized appreciation of $281,508,249.

*       Non-income producing security.

(a)     All or a portion of security out on loan.

(b) Represents investment of collateral received from securities lending transactions.

ADR -   American Depositary Receipt

FNMA -  Federal National Mortgage Association

MET INVESTORS SERIES TRUST
LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (Unaudited)
(Percentage of Net Assets)

SECURITY
DESCRIPTION                                                    SHARES                VALUE
-----------------------------------------------------------------------------------------------
COMMON STOCKS -- 99.1%
AUTO COMPONENTS -- 0.6%
Advance Auto Parts, Inc.*                                            10,200    $        350,880
                                                                               ----------------

AUTOMOBILES -- 1.0%
PACCAR, Inc.                                                          8,150             563,328
                                                                               ----------------

BANKS -- 4.3%
City National Corp.                                                   6,800             441,660
Cullen/Frost Bankers, Inc.                                           11,100             515,817
New York Community Bancorp, Inc.(a)                                  27,864             572,327
North Fork Bancorporation, Inc.(a)                                   19,000             844,550
                                                                               ----------------
                                                                                      2,374,354
                                                                               ----------------

BIOTECHNOLOGY -- 1.9%
Biogen Idec, Inc.*                                                    4,900             299,733
Invitrogen Corp.*                                                    13,900             764,361
                                                                               ----------------
                                                                                      1,064,094
                                                                               ----------------

BUILDING PRODUCTS -- 2.2%
Danaher Corp.                                                         7,600             389,728
MSC Industrial Direct Co., Inc. - Class A                            24,600             838,368
                                                                               ----------------
                                                                                      1,228,096
                                                                               ----------------

CHEMICALS -- 3.2%
Ecolab, Inc.                                                         18,800             591,072
Monsanto Co.                                                          8,800             320,496
Rohm & Haas Co.                                                      20,000             859,400
                                                                               ----------------
                                                                                      1,770,968
                                                                               ----------------

COMMERCIAL SERVICES & SUPPLIES -- 7.7%
Cerner Corp.* (a)                                                     7,500             324,450
CNF, Inc.                                                            12,100             495,979
Corinthian Colleges, Inc.*                                           30,900             416,532
Exult, Inc.* (a)                                                      9,500              49,970
Fiserv, Inc.*                                                        11,700             407,862
Hewitt Associates, Inc. - Class A* (a)                               16,500             436,590
Iron Mountain, Inc.*                                                 20,875             706,619
Kelly Services, Inc. - Class A                                       12,200             325,862
Robert Half International, Inc.                                      22,400             577,248
United Rentals, Inc.*                                                31,000             492,590
                                                                               ----------------
                                                                                      4,233,702
                                                                               ----------------

COMMUNICATIONS EQUIPMENT -- 1.5%
Avaya, Inc.*                                                         59,200             825,248
                                                                               ----------------

COMMUNICATIONS SERVICES -- 2.3%
Alliance Data Systems Corp. *                                        16,900             685,464
EchoStar Communications Corp. - Class A*                             18,400             572,608
                                                                               ----------------
                                                                                      1,258,072
                                                                               ----------------

COMPUTERS & PERIPHERALS -- 1.1%
LaserCard Corp.*                                                      4,600              42,136
Lexmark International, Inc. - Class A*                                6,700             562,867
                                                                               ----------------
                                                                                        605,003
                                                                               ----------------

CONSTRUCTION & ENGINEERING -- 1.7%
Dycom Industries, Inc.*                                              12,400             352,036
Jacobs Engineering Group, Inc.*                                      14,900             570,521
                                                                               ----------------
                                                                                        922,557
                                                                               ----------------

ELECTRICAL EQUIPMENT -- 3.7%
Graftech International Ltd.*                                         57,400             800,730
Molex, Inc.                                                          19,200             572,544
Symbol Technologies, Inc.                                            51,400             649,696
                                                                               ----------------
                                                                                      2,022,970
                                                                               ----------------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 3.1%
Fisher Scientific International, Inc.*                               14,800             863,284
Microchip Technology, Inc.                                           19,300             518,012
Tektronix, Inc.                                                       9,800             325,850
                                                                               ----------------
                                                                                      1,707,146
                                                                               ----------------

ELECTRONICS -- 0.5%
Integrated Circuit Systems, Inc.*                                    11,900             255,850
                                                                               ----------------

FINANCIAL SERVICES -- 5.5%
Affiliated Managers Group, Inc.* (a)                                 15,749             843,201
Capitalsource Inc.* (a)                                               5,300             118,402
CIT Group, Inc.                                                      19,900             744,061
Investors Financial Services Corp.(a)                                15,000             676,950
Providian Financial Corp.*                                           42,300             657,342
                                                                               ----------------
                                                                                      3,039,956
                                                                               ----------------

FOOD PRODUCTS -- 1.2%
Ralcorp Holdings, Inc.                                               18,400             664,240
                                                                               ----------------

HEALTH CARE EQUIPMENT & SUPPLIES -- 2.2%
Bard (C.R.), Inc.                                                     4,900             277,487
Boston Scientific Corp.*                                             12,900             512,517
INAMED Corp.*                                                         4,100             195,447
Integra LifeSciences Holdings* (a)                                    1,500              48,165
McKesson Corp.                                                        5,700             146,205
                                                                               ----------------
                                                                                      1,179,821
                                                                               ----------------

HEALTH CARE PROVIDERS & SERVICES -- 5.6%
Caremark Rx, Inc.*                                                   25,700             824,199
Community Health Systems, Inc.*                                      35,900             957,812
Lincare Holdings, Inc.*                                               4,900             145,579
Omnicare, Inc.                                                       20,900             592,724
PacifiCare Health Systems, Inc.*                                     15,500             568,850
                                                                               ----------------
                                                                                      3,089,164
                                                                               ----------------

HOTELS, RESTAURANTS & LEISURE -- 2.3%
Panera Bread Co. - Class A* (a)                                      14,800             555,592
Royal Caribbean Cruises, Ltd.(a)                                     16,100             701,960
                                                                               ----------------
                                                                                      1,257,552
                                                                               ----------------

HOUSEHOLD PRODUCTS -- 1.5%
Clorox Co. (The)                                                     15,400             820,820
                                                                               ----------------

INDUSTRIAL CONGLOMERATES -- 1.2%
ITT Industries, Inc.                                                  8,000             639,920
                                                                               ----------------

INSURANCE -- 0.8%
MGIC Investment Corp.                                                 6,700             445,885
                                                                               ----------------

INTERNET SOFTWARE & SERVICES -- 2.7%
Ask Jeeves, Inc.* (a)                                                 5,400             176,634
CNET Networks, Inc.* (a)                                             17,800             162,870
IAC / Interactivecorp* (a)                                           27,503             605,616
Monster Worldwide, Inc. *                                            12,200             300,608
ValueClick, Inc.*                                                    20,300             191,632
WatchGuard Technologies, Inc.* (a)                                   11,100              51,948
                                                                               ----------------
                                                                                      1,489,308
                                                                               ----------------

IT CONSULTING & SERVICES -- 4.2%
Affiliated Computer Services, Inc. -
Class A* (a)                                                         14,800             823,916
CACI International, Inc. - Class A*                                  16,300             860,314

MET INVESTORS SERIES TRUST
LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS -- continued
SEPTEMBER 30, 2004 (Unaudited)
(Percentage of Net Assets)

SECURITY
DESCRIPTION                                                    SHARES                VALUE
-----------------------------------------------------------------------------------------------
Computer Sciences Corp.*                                             13,700             645,270
                                                                               ----------------
                                                                                      2,329,500
                                                                               ----------------

MACHINERY -- 2.9%
Ingersoll-Rand Co. - Class A                                         16,200           1,101,114
Nordson Corp.                                                         4,100             139,407
Timken Co. (The)                                                     13,700             337,294
                                                                               ----------------
                                                                                      1,577,815
                                                                               ----------------

MEDIA -- 1.8%
Entercom Communications Corp.*                                        7,700             251,482
Univision Communications, Inc. - Class A*                            24,100             761,801
                                                                               ----------------
                                                                                      1,013,283
                                                                               ----------------

METALS & MINING -- 1.7%
Phelps Dodge Corp.                                                    5,200             478,556
United States Steel Corp.                                            12,600             474,012
                                                                               ----------------
                                                                                        952,568
                                                                               ----------------

OIL & GAS -- 5.3%
Baker Hughes, Inc.                                                   14,800             647,056
Halliburton Co.                                                      21,700             731,073
Weatherford International, Ltd.*                                     22,400           1,142,848
XTO Energy, Inc.                                                     11,765             382,127
                                                                               ----------------
                                                                                      2,903,104
                                                                               ----------------

PHARMACEUTICALS -- 6.5%
Barr Pharmaceuticals, Inc.*                                           9,500             393,585
Cephalon, Inc.* (a)                                                  11,900             570,010
Endo Pharmaceuticals Holdings, Inc.*                                 24,700             453,492
Genzyme Corp.*                                                       12,700             691,007
IVAX Corp.*                                                          36,250             694,188
Ligand Pharmaceuticals, Inc. - Class B* (a)                          16,500             165,330
Medicines Co.*                                                        3,400              82,076
QLT, Inc.* (a)                                                        7,800             129,870
Teva Pharmaceutical Industries, Ltd. (ADR)                           16,000             415,200
                                                                               ----------------
                                                                                      3,594,758
                                                                               ----------------
RETAIL - MULTILINE -- 0.6%
Dollar Tree Stores, Inc.*                                            11,800             318,010
                                                                               ----------------

RETAIL - SPECIALTY -- 4.7%
American Eagle Outfitters, Inc.                                      20,000             737,000
Linens 'n Things, Inc. *                                             14,900             345,233
Michaels Stores, Inc.                                                12,400             734,204
PETCO Animal Supplies, Inc.*                                         23,700             774,042
                                                                               ----------------
                                                                                      2,590,479
                                                                               ----------------

ROAD & RAIL -- 0.9%
Heartland Express, Inc.                                              27,400             505,530
                                                                               ----------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 0.5%
ASE Test, Ltd.* (a)                                                  25,400             133,350
Linear Technology Corp.                                               3,800             140,125
                                                                               ----------------
                                                                                        273,475
                                                                               ----------------

SOFTWARE -- 9.0%
Amdocs, Ltd.*                                                        29,500             643,985
Cognos, Inc.*                                                        20,200             717,504
DST Systems, Inc.*                                                   14,700             653,709
Eletronics for Imaging, Inc.*                                        34,300             557,032
Informatica Corp.*                                                   57,000             333,450
Ingram Micro, Inc. - Class A*                                        46,100             742,210
Take-Two Interactive Software, Inc.*                                 20,300             666,855
TIBCO Software, Inc.*                                                74,600             634,846
                                                                               ----------------
                                                                                      4,949,591
                                                                               ----------------

TELECOMMUNICATION SERVICES - WIRELESS -- 2.1%
Nextel Partners, Inc. - Class A* (a)                                 68,200           1,130,756
                                                                               ----------------

TRUCKING & FREIGHT FORWARDING -- 1.1%
Landstar System, Inc.*                                               10,700             627,876
                                                                               ----------------
Total Common Stocks (Cost $ 50,773,849)                                              54,575,679
                                                                               ----------------

SECURITY                                                         PAR
DESCRIPTION                                                     AMOUNT               VALUE
-----------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 14.9%
State Street Bank & Trust Co.,
  Repurchase Agreement, dated
  09/30/04 at 0.25% to be purchased
  at $245,002 on 10/01/04
  collateralized by $255,000 FHLMC
  0.000% due 11/18/04 with a value of $254,363             $        245,000             245,000
State Street Navigator Securities
  Lending Prime Portfolio(b)                                      7,969,073           7,969,073
                                                                               ----------------
Total Short-Term Investments (Cost $ 8,214,073)                                       8,214,073
                                                                               ----------------

TOTAL INVESTMENTS -- 114.0%
(Cost $ 58,987,922)                                                                  62,789,752

Other Assets and Liabilities (net) -- (14.0%)                                        (7,733,254)
                                                                               ----------------

TOTAL NET ASSETS -- 100.0%                                                     $     55,056,498
                                                                               ================

PORTFOLIO FOOTNOTES:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $ 6,291,287 and $2,489,457 respectively, resulting in a net unrealized appreciation of $3,801,830.

*       Non-income producing security.

(a)     All or a portion of security out on loan.

(b) Represents investment of collateral received from securities lending transactions.

ADR -   American Depositary Receipt

FHLMC - Federal Home Loan Mortgage Corp.

MET INVESTORS SERIES TRUST
LORD ABBETT MID-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (Unaudited)
(Percentage of Net Assets)

SECURITY
DESCRIPTION                                                    SHARES                VALUE
-----------------------------------------------------------------------------------------------
COMMON STOCKS -- 96.5%
ADVERTISING -- 3.3%
Interpublic Group of Co., Inc. (The)*                               236,800    $      2,507,712
Monsanto Co.                                                        170,200           6,198,684
                                                                               ----------------
                                                                                      8,706,396
                                                                               ----------------

AUTO COMPONENTS -- 4.3%
Dana Corp.                                                          294,900           5,216,781
Genuine Parts Co.                                                   157,800           6,056,364
                                                                               ----------------
                                                                                     11,273,145
                                                                               ----------------

CHEMICALS -- 7.8%
Crompton Corp.                                                      337,800           3,205,722
Eastman Chemical Co.(a)                                             145,400           6,913,770
IMC Global, Inc.                                                    317,500           5,521,325
Potash Corp. of Saskatchewan, Inc.                                   72,000           4,620,240
                                                                               ----------------
                                                                                     20,261,057
                                                                               ----------------

COMMERCIAL SERVICES & SUPPLIES -- 2.0%
R. R. Donnelley & Sons Co.                                          168,624           5,281,304
                                                                               ----------------

COMMUNICATIONS EQUIPMENT -- 1.0%
Avaya, Inc.*                                                        189,500           2,641,630
                                                                               ----------------

CONTAINERS & PACKAGING -- 4.2%
Ball Corp.                                                          138,700           5,191,541
Pactiv Corp.*                                                       242,300           5,633,475
                                                                               ----------------
                                                                                     10,825,016
                                                                               ----------------

ELECTRIC UTILITIES -- 4.7%
Ameren Corp.                                                        112,300           5,182,645
CMS Energy Corp.* (a)                                               333,400           3,173,968
Northeast Utilities                                                 205,800           3,990,462
                                                                               ----------------
                                                                                     12,347,075
                                                                               ----------------

ELECTRICAL EQUIPMENT -- 1.9%
Grainger (W.W.), Inc.                                                85,600           4,934,840
                                                                               ----------------

FOOD & DRUG RETAILING -- 1.5%
Albertson's, Inc.(a)                                                 58,400           1,397,512
Safeway, Inc.*                                                       83,400           1,610,454
SUPERVALU INC                                                        32,700             900,885
                                                                               ----------------
                                                                                      3,908,851
                                                                               ----------------

FOOD PRODUCTS -- 2.8%
Archer-Daniels-Midland Co.                                          277,840           4,717,723
Dean Foods Co. *                                                     84,500           2,536,690
                                                                               ----------------
                                                                                      7,254,413
                                                                               ----------------

HEALTH CARE EQUIPMENT & SUPPLIES -- 1.9%
Bausch & Lomb, Inc.                                                  73,900           4,910,655
                                                                               ----------------

HEALTH CARE PROVIDERS & SERVICES -- 3.8%
Aetna, Inc.                                                          59,600           5,955,828
Caremark Rx, Inc.*                                                  122,500           3,928,575
                                                                               ----------------
                                                                                      9,884,403
                                                                               ----------------

HOTELS, RESTAURANTS & LEISURE -- 0.5%
Yum! Brands, Inc.                                                    30,100           1,223,866
                                                                               ----------------

HOUSEHOLD DURABLES -- 4.4%
Leggett & Platt, Inc.                                               140,100           3,936,810
Newell Rubbermaid, Inc.                                             134,000           2,685,360
Snap-On, Inc.                                                       140,400           3,869,424
Tupperware Corp.                                                     51,500             874,470
                                                                               ----------------
                                                                                     11,366,064
                                                                               ----------------

INSURANCE -- 11.1%
Conseco, Inc.* (a)                                                  145,000           2,560,700
Everest Reinsurance Group, Ltd.                                      59,300           4,407,769
Lincoln National Corp.                                               31,800           1,494,600
MBIA, Inc.                                                           17,600           1,024,496
PartnerRe, Ltd.                                                      79,500           4,347,855
PMI Group, Inc. (The)                                                92,000           3,733,360
SAFECO Corp.(a)                                                     139,500           6,368,175
Transatlantic Holdings, Inc.(a)                                       5,500             298,925
XL Capital, Ltd. - Class A                                           61,600           4,557,784
                                                                               ----------------
                                                                                     28,793,664
                                                                               ----------------

IT CONSULTING & SERVICES -- 1.2%
Computer Sciences Corp.*                                             67,000           3,155,700
                                                                               ----------------

MACHINERY -- 2.1%
CNH Global N.V.                                                      87,800           1,719,124
Cummins, Inc.(a)                                                     52,300           3,864,447
                                                                               ----------------
                                                                                      5,583,571
                                                                               ----------------

MEDIA -- 0.8%
R.H. Donnelley Corp.*                                                39,600           1,954,656
                                                                               ----------------

METALS & MINING -- 3.7%
Hubbell, Inc. - Class B                                             112,900           5,061,307
Timken Co.                                                          188,800           4,648,256
                                                                               ----------------
                                                                                      9,709,563
                                                                               ----------------

OIL & GAS -- 11.0%
EOG Resources, Inc.                                                  82,200           5,412,870
GlobalSantaFe Corp.                                                 142,200           4,358,430
Halliburton Co.                                                     193,400           6,515,646
NiSource, Inc.                                                      197,000           4,138,970
Pride International, Inc.* (a)                                      242,500           4,799,075
Puget Energy, Inc.                                                   55,700           1,264,390
Southwest Gas Corp.                                                  86,400           2,069,280
                                                                               ----------------
                                                                                     28,558,661
                                                                               ----------------

PAPER & FOREST PRODUCTS -- 4.8%
Boise Cascade Corp.                                                  45,600           1,517,568
Georgia-Pacific Corp.                                               162,115           5,828,034
MeadWestvaco Corp.                                                  157,800           5,033,820
                                                                               ----------------
                                                                                     12,379,422
                                                                               ----------------

PHARMACEUTICALS -- 2.4%
King Pharmaceuticals, Inc.*                                         296,000           3,534,240
Mylan Laboratories, Inc.(a)                                         155,875           2,805,750
                                                                               ----------------
                                                                                      6,339,990
                                                                               ----------------

REAL ESTATE -- 3.2%
Health Care Property Investors, Inc. (REIT)                          32,300             839,800
Healthcare Realty Trust, Inc. (REIT)                                 85,955           3,355,683
Host Marriott Corp. (REIT)*                                         293,300           4,114,999
                                                                               ----------------
                                                                                      8,310,482
                                                                               ----------------

RETAIL - MULTILINE -- 5.0%
Federated Department Stores, Inc.                                    33,700           1,530,991
Foot Locker, Inc.                                                   223,500           5,296,950
J.C. Penney Co., Inc.                                                61,200           2,159,136
May Department Stores Co.                                           101,300           2,596,319
Payless ShoeSource, Inc.*                                           143,400           1,452,642
                                                                               ----------------
                                                                                     13,036,038
                                                                               ----------------

MET INVESTORS SERIES TRUST
LORD ABBETT MID-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS -- continued
SEPTEMBER 30, 2004 (Unaudited)
(Percentage of Net Assets)

SECURITY
DESCRIPTION                                                    SHARES                VALUE
-----------------------------------------------------------------------------------------------
RETAIL - SPECIALTY -- 1.6%
American Greetings Corp. - Class A                                   83,600           2,100,032
Limited Brands                                                       90,900           2,026,161
                                                                               ----------------
                                                                                      4,126,193
                                                                               ----------------

ROAD & RAIL -- 0.2%
USF Corp.                                                            11,900             427,091
                                                                               ----------------

SOFTWARE -- 3.4%
Cadence Design Systems, Inc. *                                      212,900           2,776,216
McAfee, Inc.*                                                       168,900           3,394,890
Sybase, Inc.*                                                       186,100           2,566,319
                                                                               ----------------
                                                                                      8,737,425
                                                                               ----------------

TELECOMMUNICATION SERVICES - DIVERSIFIED -- 0.9%
CenturyTel, Inc.                                                     65,300           2,235,872
                                                                               ----------------

TEXTILES, APPAREL & LUXURY GOODS -- 1.0%
Tommy Hilfiger Corp.*                                               253,800           2,505,006
                                                                               ----------------

Total Common Stocks (Cost $ 207,308,145)                                            250,672,049
                                                                               ----------------

SECURITY                                                         PAR
DESCRIPTION                                                     AMOUNT               VALUE
-----------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 10.8%
State Street Bank & Trust Co.,
  Repurchase Agreement, dated
  09/30/04 at 0.75%  to be purchased
  at $8,395,175 on 10/01/04
  collateralized by $8,470,000 FHLMC
  3.875% due 02/15/05 with a value of $8,565,288           $      8,395,000           8,395,000
State Street Navigator Securities
  Lending Prime Portfolio(b)                                     19,601,977          19,601,977
                                                                               ----------------
Total Short-Term Investments (Cost $ 27,996,977)                                     27,996,977
                                                                               ----------------

TOTAL INVESTMENTS -- 107.3%
(Cost $ 235,305,122)                                                                278,669,026

Other Assets and Liabilities (net) -- (7.3%)                                        (18,844,143)
                                                                               ----------------

TOTAL NET ASSETS -- 100.0%                                                     $    259,824,883
                                                                               ================

PORTFOLIO FOOTNOTES:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $50,368,225 and $7,004,321 respectively, resulting in a net unrealized appreciation of $43,363,904.

*       Non-income producing security.

(a)     All or a portion of security out on loan.

(b) Represents investment of collateral received from securities lending transactions.

REIT -  Real Estate Investment Trust

FHLMC - Federal Home Loan Mortgage Corp.

MET INVESTORS SERIES TRUST
MFS RESEARCH INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (Unaudited)
(Percentage of Net Assets)

SECURITY
DESCRIPTION                                                    SHARES                VALUE
-----------------------------------------------------------------------------------------------
COMMON STOCKS -- 95.7%
AUSTRALIA -- 0.9%
The News Corporation, Ltd.(a)                                       581,273    $      4,765,129
                                                                               ----------------

AUSTRIA  -- 1.1%
Erste Bank der Oesterreichischen
Sparkassen AG                                                       149,020           6,205,679
                                                                               ----------------

BERMUDA -- 0.4%
Star Cruises, Ltd.*                                               9,130,000           2,332,706
                                                                               ----------------

BRAZIL -- 3.6%
Aracruz Celulose S.A. (ADR)(a)                                      203,740           6,747,869
Brasil Telecom Participacoes S.A. (ADR)                             110,770           3,588,948
Companhia Vale do Rio Doce (ADR)                                    445,320          10,006,340
                                                                               ----------------
                                                                                     20,343,157
                                                                               ----------------

CANADA -- 0.9%
CoolBrands International,  Inc.*                                     72,500             530,034
Encana Corp.(a)                                                     102,850           4,743,171
Toronto-Dominion Bank(a)                                                  5                 182
                                                                               ----------------
                                                                                      5,273,387
                                                                               ----------------

CHINA -- 1.2%
China Petroleum & Chemical Corp.                                 16,538,000           6,772,091
                                                                               ----------------

FRANCE -- 10.2%
Axa(a)                                                              487,100           9,875,843
BNP Paribas S.A                                                      76,500           4,948,880
Compagnie Generale des Establissements Michelin(a)                   74,510           3,791,572
Credit Agricole S.A.(a)                                             250,310           6,837,265
Pernod Ricard S.A.(a)                                                41,940           5,572,016
Sanofi-Synthelabo S.A.(a)                                            99,753           7,251,046
Suez S.A.(a)                                                        488,180          10,483,069
Total Fina Elf S.A.(a)                                               39,220           7,997,020
                                                                               ----------------
                                                                                     56,756,711
                                                                               ----------------

GERMANY -- 3.5%
Bayerische Motoren Werke (BMW) AG(a)                                130,696           5,378,680
Deutsche Telekom AG*(a)                                             458,660           8,518,670
Hypo Real Estate Holding AG*                                        160,630           5,509,421
                                                                               ----------------
                                                                                     19,406,771
                                                                               ----------------

GREECE -- 0.3%
Coca Cola Hellenic Bottling Co., S.A                                 66,610           1,433,304
                                                                               ----------------

HONG KONG -- 1.2%
China Mengniu Dairy Co., Ltd.                                     4,726,000           3,672,600
Esprit Holdings, Ltd.                                               552,000           2,825,824
                                                                               ----------------
                                                                                      6,498,424
                                                                               ----------------
HUNGARY -- 2.0%
MOL Magyar Olaj-es Gazipari Rt.(GDR)                                 97,070           4,741,869
OTP Bank, Ltd. (GDR)                                                142,150           6,292,182
                                                                               ----------------
                                                                                     11,034,051
                                                                               ----------------

INDIA -- 0.2%
HDFC Bank, Ltd.(ADR) (a)                                             29,050             986,247
                                                                               ----------------

IRELAND -- 1.8%
Anglo Irish Bank Corp.                                              328,524           6,070,788
Depfa Bank Plc*                                                     278,770           3,803,253
                                                                               ----------------
                                                                                      9,874,041
                                                                               ----------------

ITALY -- 1.5%
Italcementi S.p.A                                                   101,820           1,504,628
Italcementi S.p.A                                                   161,220           1,595,994
Riunione Adriatica di Sicurta S.p.A                                 288,860           5,554,541
                                                                               ----------------
                                                                                      8,655,163
                                                                               ----------------

JAPAN -- 25.3%
Aiful Corp.(a)                                                       94,300           9,249,840
Aisin Seiki Co., Ltd.                                               113,600           2,810,272
Canon, Inc.                                                         156,000           7,325,336
Chugai Pharmaceutical Co., Ltd.(a)                                  325,300           4,690,463
FUNAI ELECTRIC Co., Ltd.(a)                                          37,300           5,029,532
HUNET, Inc.(a)                                                      434,000             842,181
JACCS Co., Ltd.(a)                                                  201,000             997,635
Kibun Food Chemifa Co., Ltd.                                        143,000           2,433,819
Lawson, Inc.                                                         80,400           2,791,285
Leopalace21 Corp.(a)                                                393,200           7,260,667
Mitsubishi Tokyo Finacial Group, Inc.                                   505           4,208,059
Mitsui Mining & Smelting Co., Ltd.                                1,355,000           5,280,111
Nintendo Co., Ltd.(a)                                                67,100           8,207,338
Nissan Motor Co., Ltd.(a)                                         1,039,000          11,251,387
Seiko Epson Corp.(a)                                                308,500          13,156,314
Sekisui Chemical Co., Ltd.(a)                                     1,501,000          10,350,962
Softbank Corp.(a)                                                   307,800          14,246,758
Sumitomo Bakelite Co., Ltd.(a)                                      872,000           5,253,832
Takefuji Corp.(a)                                                   120,240           7,692,115
Tamron Co., Ltd.(a)                                                  78,000           2,886,074
Tanabe Seiyaku Co., Ltd.(a)                                         442,000           3,934,593
Tokyo Gas Co., Ltd.(a)                                            2,215,000           7,856,690
UFJ Holdings, Inc.* (a)                                                 809           3,545,250
                                                                               ----------------
                                                                                    141,300,513
                                                                               ----------------

KOREA -- 0.5%
Hanaro Telecom, Inc.*                                             1,053,412           2,934,274
                                                                               ----------------

LUXEMBOURG -- 0.6%
Tenaris S.A. (ADR) (a)                                               74,980           3,418,338
                                                                               ----------------

MEXICO -- 3.4%
America Movil S.A. de C.V. - Series L (ADR)                         190,160           7,421,945
Grupo Elektra, S.A. de C.V                                          360,610           2,422,858
Grupo Televisa, S.A.(ADR)                                           146,720           7,736,545
Wal-Mart de Mexico, S.A. de C.V. - Series V*                        469,830           1,595,260
                                                                               ----------------
                                                                                     19,176,608
                                                                               ----------------

NETHERLANDS -- 1.4%
Koninklijke (Royal) KPN N.V                                       1,045,490           7,833,068
                                                                               ----------------

NORWAY -- 0.8%
Statoil ASA                                                         311,890           4,478,395
                                                                               ----------------

SINGAPORE -- 2.0%
DBS Group Holdings, Ltd.                                            585,000           5,555,786
Singapore Telecommunications, Ltd.* (a)                           4,061,290           5,638,414
                                                                               ----------------
                                                                                     11,194,200
                                                                               ----------------

SPAIN -- 3.1%
Altadis, S.A                                                        258,850           8,810,086
Banco Bilbao Vizcaya Argentaria, S.A.(a)                            618,600           8,524,768
                                                                               ----------------
                                                                                     17,334,854
                                                                               ----------------

SWEDEN -- 4.3%
Atlas Copco AB - A Shares(a)                                        141,280           5,442,605
Autoliv, Inc. (SDR)(a)                                               72,770           2,912,063

MET INVESTORS SERIES TRUST
MFS RESEARCH INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS -- continued
SEPTEMBER 30, 2004 (Unaudited)
(Percentage of Net Assets)

SECURITY
DESCRIPTION                                                    SHARES                VALUE
-----------------------------------------------------------------------------------------------
Sandvik AB(a)                                                       242,760           8,388,229
Telefonaktiebolaget LM Ericsson - Series B*                       2,248,170           7,009,347
                                                                               ----------------
                                                                                     23,752,244
                                                                               ----------------

SWITZERLAND -- 5.5%
Novartis AG                                                         140,839           6,569,398
Roche Holding AG                                                     92,030           9,532,229
Syngenta AG                                                          46,760           4,468,331
UBS AG                                                              144,885          10,225,756
                                                                               ----------------
                                                                                     30,795,714
                                                                               ----------------

UNITED KINGDOM -- 18.9%
Anglo American Plc                                                  213,200           5,116,805
AstraZeneca Plc                                                     257,183          10,550,453
Barclays Plc                                                        819,430           7,870,811
BP Plc (ADR)                                                        261,970          15,071,134
Cadbury Schweppes Plc                                               816,820           6,286,747
CGNU Plc                                                            798,710           7,926,379
easyJet Plc*                                                      1,028,170           2,367,918
Johnston Press Plc                                                  329,620           3,322,331
Kingfisher Plc(a)                                                 1,150,862           6,430,636
Reckitt Benckiser Plc                                               225,364           5,525,166
Reed Elsevier Plc                                                   444,600           3,906,390
Royal Bank of Scotland Group Plc                                    383,100          11,079,153
TI Automotive, Ltd.- Class A * (b)                                   45,100                   0
Vodafone Group Plc                                                5,897,405          14,137,996
William Hill Plc                                                    127,700           1,234,885
Yell Group Plc                                                      754,990           4,823,536
                                                                               ----------------
                                                                                    105,650,340
                                                                               ----------------

UNITED STATES -- 1.1%
Manpower, Inc.                                                       71,280           3,171,247
Synthes, Inc.*                                                       27,430           2,993,548
                                                                               ----------------
                                                                                      6,164,795
                                                                               ----------------
Total Common Stocks (Cost $ 495,657,317)                                            534,370,204
                                                                               ----------------

PREFERRED STOCK -- 1.0%
GERMANY -- 1.0%
Porsche AG
  (Cost $4,617,991)                                                   8,758           5,696,602
                                                                               ----------------

SECURITY                                                         PAR
DESCRIPTION                                                     AMOUNT               VALUE
-----------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 28.7%
State Street Bank & Trust Co.,
  Repurchase Agreement, dated
  09/30/04 at 0.75% to be repurchased
  at $18,996,396 on 10/01/04
  collateralized by $19,505,000 FHLMC
  2.000% due 02/23/06 with a value of $19,377,476          $     18,996,000          18,996,000
State Street Navigator Securities
Lending Prime Portfolio(c)                                      141,399,784         141,399,784
                                                                               ----------------
Total Short-Term Investments (Cost $ 160,395,784)                                   160,395,784
                                                                               ----------------

TOTAL INVESTMENTS -- 125.4%
(Cost $ 660,671,092)                                                                700,462,590

Other Assets and Liabilities (net) -- (25.4%)                                      (142,058,017)
                                                                               ----------------
TOTAL NET ASSETS -- 100.0%                                                     $    558,404,573
                                                                               ================

                      MFS RESEARCH INTERNATIONAL PORTFOLIO
         SUMMARY OF TOTAL FOREIGN SECURITIES BY INDUSTRY CLASSIFICATION
                                    9/30/2004

                                                   VALUE            PERCENT OF
INDUSTRY                                           (000)            NET ASSETS
--------------------------------------------------------------------------------
Airlines                                      $        2,367,918            0.4%
Automotive                                            28,049,004            5.0%
Banks                                                 86,154,059           15.4%
Bank Investment Contracts                             11,250,485            2.0%
Beverages, Food & Tobacco                             39,135,523            7.0%
Building Products                                      8,543,227            1.5%
Chemicals                                             20,073,125            3.6%
Commercial Services & Supplies                        23,652,897            4.2%
Energy Equipment & Services                           18,930,939            3.4%
Fianancials - Diversified                             32,186,348            5.8%
Health Care Equipment & Supplies                       2,993,548            0.6%
Hotels, Restaurants & Leisure                          3,567,591            0.6%
Household Products                                     5,525,167            1.0%
Insurance                                             23,356,763            4.2%
Leusure Equipment & Products                          11,093,412            2.0%
Machinery                                              8,388,229            1.5%
Media                                                 24,553,930            4.4%
Metals & Mining                                       10,006,340            1.8%
Oil & Gas                                             40,409,885            7.2%
Paper & Forest Products                                6,747,869            1.2%
Pharmaceuticals                                       42,528,182            7.6%
Real Estate                                           13,612,269            2.5%
Retail - Multiline                                    13,240,039            2.4%
Retail - Specialty                                     2,825,824            0.5%
Telecommunication Services - Diversified              57,082,661           10.2%
Tires & Rubber                                         3,791,572            0.7%
                                              ------------------    -----------
                                              $      540,066,806           96.7%
                                              ==================    ===========

PORTFOLIO FOOTNOTES:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $ 47,414,696 and $7,623,198 respectively, resulting in a net unrealized appreciation of $39,791,498.

*       Non-income producing security.

(a)     All or a portion of security out on loan.

(b)     Illiquid securities representing in the aggregate 0.00% of net assets.

(c) Represents investment of collateral received from securities lending transactions.

ADR -   American Depositary Receipt

GDR -   Global Depositary Receipt

SDR -   Swedish Depository Receipt

FHLMC - Federal Home Mortgage Corporation

MET INVESTORS SERIES TRUST
MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (Unaudited)
(Percentage of Net Assets)

SECURITY                                                         PAR
DESCRIPTION                                                     AMOUNT               VALUE
-----------------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 34.3%
BANKS -- 19.8%
Barclays U.S. Funding LLC,
  1.855%, due 12/16/2004                                   $      6,000,000    $      5,976,504
CBA Finance, Inc.,
  1.660%, due 11/22/04                                            1,000,000             997,602
  1.805%, due 12/10/04                                            4,700,000           4,700,000
Citibank N.A.,
  1.920%, due 12/29/04                                            1,800,000           1,800,000
Dexia Bank,
  1.675%, due 11/23/04                                            4,500,000           4,500,000
  1.830%, due 12/20/04                                            1,800,000           1,792,680
DNB North Bank ASA,
  1.770%, due 12/07/04                                            6,000,000           5,980,235
HBOS Treasury Services Plc
  1.585%, due 10/26/2004                                          2,400,000           2,397,358
Royal Bank of Scotland Plc
  1.570%, due 10/12/2004                                          3,500,000           3,498,321
  1.780%, due 12/10/2004                                          5,600,000           5,580,618
Swedbank Forenings,
  1.560%, due 10/21/04                                            6,000,000           5,994,800
                                                                               ----------------
                                                                                     43,218,118
                                                                               ----------------

FINANCIALS - DIVERSIFIED -- 14.5%
ABN AMRO North America, Inc.,
  1.480%, due 10/06/04                                            2,500,000           2,499,486
  1.945%, due 01/31/05                                            5,000,000           4,967,043
CDC Commercial Paper, Inc.,
  1.670%, due 11/23/2004                                          4,000,000           3,990,166
Danske Corp.,
  1.550%, due 10/18/04                                            3,000,000           2,997,804
  1.665%, due 11/22/04                                            4,000,000           3,990,380
ING U.S. Funding LLC,
  1.790%, due 12/9/2004                                           6,000,000           5,979,415
Nordea North America Inc.,
  1.920%, due 1/25/2005                                           3,400,000           3,378,965
UBS Finance, Inc.,
  1.675%, due 11/24/04                                            4,000,000           3,989,950
                                                                               ----------------
                                                                                     31,793,209
                                                                               ----------------
Total Commercial Paper (Cost $ 75,011,327)                                           75,011,327
                                                                               ----------------

CORPORATE NOTES -- 7.4%
BANKS -- 7.4%
Bank of America N.A.,
  1.620%, due 11/2/2004                                           4,100,000           4,100,000
Lloyds Bank Plc,
  1.485%, due 10/01/04                                            6,000,000           6,000,000
Wells Fargo Bank NA,
  1.620%, due 10/6/2004                                           4,000,000           4,000,000
  1.650%, due 10/7/2004                                           2,200,000           2,200,000
                                                                               ----------------
Total Corporate Notes (Cost $16,300,000)                                             16,300,000
                                                                               ----------------
                                                                                     16,300,000
                                                                               ----------------

U.S. GOVERNMENT & AGENCY DISCOUNT NOTES -- 37.8%
Federal Home Loan Bank,
  1.465%, due 10/15/2004                                          9,700,000           9,694,455
  1.475%, due 10/15/2004                                          7,700,000           7,695,598
Federal Home Loan Bank,
  1.655%, due 11/26/2004                                          6,000,000           5,984,507
  1.650%, due 12/8/2004                                          13,300,000          13,257,925
Federal Home Loan Mortgage Corporation,
  1.541%, due 10/26/04                                            2,100,000           2,097,710
  1.618%, due 11/16/04                                            4,000,000           3,991,720
Federal National Mortgage Association,
  1.455%, due 10/06/04                                            4,000,000           3,999,200
  1.567%, due 10/27/04                                            4,000,000           3,995,464
  1.558%, due 11/10/04                                            2,100,000           2,096,290
  1.578%, due 11/17/04                                            7,000,000           6,985,195
  1.625%, due 11/17/04                                            5,600,000           5,588,193
  1.660%, due 11/24/04                                            7,000,000           6,982,465
United States Treasury Bill,
  1.465%, due 11/4/04                                            10,400,000          10,385,610
                                                                               ----------------

Total U.S. Government & Agency Discount Notes
(Cost $82,754,332)                                                                   82,754,332
                                                                               ----------------

FOREIGN GOVERNMENT & AGENCY -- 2.3%
Bank Ireland Governor & Co.,
  1.960%, due 01/27/05
  (Cost $4,967,878)                                               5,000,000           4,967,878
                                                                               ----------------

REPURCHASE AGREEMENTS -- 18.7%
Credit Suisse First Boston Corp.,
  Repurchase Agreement, dated
  09/30/04 at 1.70% to be repurchased
  at $27,801,313 on 10/01/04
  collateralized by $28,234,000 U.S.
  Treasury Note 3.125% due 04/15/09
  with a value of $ 28,449,592                                   27,800,000          27,800,000
State Street Bank & Trust Co.,
  Repurchase Agreement, dated
  09/30/04 at 0.75% to be repurchased
  at $13,100,273 on 10/01/04
  collateralized by $13,125,000 FNMA
  2.875% due 10/15/05 with a value of
  $13,365,621                                                    13,100,000          13,100,000
                                                                               ----------------
Total Repurchase Agreements (Cost $ 40,900,000)                                      40,900,000
                                                                               ----------------

TOTAL INVESTMENTS -- 100.5%
(Cost $ 219,933,537)                                                                219,933,537

Other Assets and Liabilities (net) -- (0.5%)                                         (1,107,900)
                                                                               ----------------
TOTAL NET ASSETS -- 100.0%                                                     $    218,825,637
                                                                               ================

PORTFOLIO FOOTNOTES:

FNMA -  Federal National Mortgage Association

MET INVESTORS SERIES TRUST
NEUBERGER BERMAN REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (Unaudited)
(Percentage of Net Assets)

SECURITY
DESCRIPTION                                                    SHARES                VALUE
-----------------------------------------------------------------------------------------------
COMMON STOCKS -- 96.7%
APARTMENTS -- 14.7%
Archstone-Smith Trust (REIT)                                        144,800    $      4,581,472
Avalonbay Communities, Inc. (REIT)                                   62,000           3,733,640
BRE Properties, Inc. (REIT)                                          90,200           3,459,170
Equity Residential (REIT)                                           212,500           6,587,500
Essex Property Trust, Inc. (REIT)                                    62,700           4,504,995
Home Properties, Inc. (REIT)                                         75,100           2,970,956
United Dominion Realty Trust, Inc. (REIT)                           112,300           2,226,909
                                                                               ----------------
                                                                                     28,064,642
                                                                               ----------------

COMMUNITY CENTERS -- 10.5%
Developers Diversified Realty Corp.
(REIT)                                                              131,100           5,132,565
Federal Realty Investment Trust (REIT)                              114,200           5,024,800
Kimco Realty Corp. (REIT)                                            89,000           4,565,700
Pan Pacific Retail Properties, Inc. (REIT)                           98,300           5,318,030
                                                                               ----------------
                                                                                     20,041,095
                                                                               ----------------

DIVERSIFIED -- 6.5%
Colonial Properties Trust (REIT)                                     62,400           2,509,728
Vornado Realty Trust (REIT)                                         158,800           9,953,584
                                                                               ----------------
                                                                                     12,463,312
                                                                               ----------------

HEALTH CARE -- 3.0%
Ventas, Inc. (REIT)                                                 219,500           5,689,440
                                                                               ----------------

INDUSTRIALS -- 5.6%
CenterPoint Properties Trust (REIT)                                 133,600           5,822,288
ProLogis (REIT)                                                     135,700           4,782,068
                                                                               ----------------
                                                                                     10,604,356
                                                                               ----------------

LODGING -- 6.7%
Host Marriott Corp. (REIT)                                          424,100           5,950,123
La Quinta Corp.*                                                    514,900           4,016,220
LaSalle Hotel Properties (REIT)                                      99,400           2,743,440
                                                                               ----------------
                                                                                     12,709,783
                                                                               ----------------

MANUFACTURED HOMES -- 3.1%
Manufactured Home Communities, Inc. (REIT)                          175,400           5,830,296
                                                                               ----------------

OFFICE -- 25.5%
Alexandria Real Estate Equities, Inc. (REIT)                         58,200           3,824,904
Arden Realty, Inc (REIT)                                             88,900           2,896,362
Boston Properties, Inc. (REIT)                                       85,600           4,741,384
Brandywine Realty Trust (REIT)                                      187,400           5,337,152
Brookfield Properties Corp.                                         162,900           5,255,154
CarrAmerica Realty Corp. (REIT)                                     116,000           3,793,200
CRT Properties, Inc. (REIT)                                          85,600           1,836,120
Kilroy Realty Corp. (REIT)                                           92,600           3,521,578
Mack-Cali Realty Corp. (REIT)                                       113,000           5,005,900
SL Green Realty Corp. (REIT)                                        127,400           6,600,594
Trizec Properties, Inc. (REIT)                                      369,600           5,902,512
                                                                               ----------------
                                                                                     48,714,860
                                                                               ----------------

OFFICE INDUSTRIAL -- 5.9%
Bedford Property Investors, Inc, (REIT)                              90,500           2,745,770
Duke Realty Corp. (REIT)                                            127,200           4,223,040
PS Business Parks, Inc. (REIT)                                      106,800           4,255,980
                                                                               ----------------
                                                                                     11,224,790
                                                                               ----------------

REGIONAL MALLS -- 15.2%
CBL & Associates Properties, Inc. (REIT)                             74,700           4,552,965
General Growth Properties, Inc. (REIT)                              176,900           5,483,900
Mills Corp. (The) (REIT)                                             90,600           4,699,422
Simon Property Group, Inc. (REIT)                                   175,800           9,428,154
Taubman Centers, Inc. (REIT)                                        188,000           4,856,040
                                                                               ----------------
                                                                                     29,020,481
                                                                               ----------------
Total Common Stocks (Cost $ 170,190,572)                                            184,363,055
                                                                               ----------------

SECURITY                                                         PAR
DESCRIPTION                                                     AMOUNT               VALUE
-----------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 4.4%
State Street Bank & Trust Co.,
  Repurchase Agreement, dated
  09/30/04 at 0.75% to be repurchased
  at $8,414,175 on 10/01/04
  collateralized by $8,585,000 FHLMC
  2.070% due 08/26/05 with a value of $8,582,759
  (Cost $8,414,000)                                        $      8,414,000           8,414,000
                                                                               ----------------

TOTAL INVESTMENTS -- 101.1%
(Cost $ 178,604,572)                                                                192,777,055

Other Assets and Liabilities (net) -- (1.1%)                                         (2,036,826)
                                                                               ----------------

TOTAL NET ASSETS -- 100.0%                                                     $    190,740,229
                                                                               ================

PORTFOLIO FOOTNOTES:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $14,342,806 and $170,323 respectively, resulting in a net unrealized appreciation of $14,172,483.

*       Non-income producing security.

REIT -  Real Estate Investment Trust

FHLMC - Federal Home Loan Mortgage Corp.

MET INVESTORS SERIES TRUST
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS -- continued
SEPTEMBER 30, 2004 (Unaudited)
(Percentage of Net Assets)

SECURITY
DESCRIPTION                                                    SHARES                VALUE
-----------------------------------------------------------------------------------------------
COMMON STOCKS -- 93.9%
ADVERTISING -- 0.4%
Omnicom Group, Inc.                                                  37,110    $      2,711,257

AEROSPACE & DEFENSE -- 3.2%
Boeing Co. (The)                                                     53,300           2,751,346
Empresa Brasileira de Aeronautica S.A.(ADR)                         101,200           2,671,680
Honeywell International, Inc.                                        98,770           3,541,892
Lockheed Martin Corp.                                               107,500           5,996,350
Northrop Grumman Corp.                                               48,680           2,596,105
Rockwell Collins, Inc.                                               14,700             545,958
United Technologies Corp.                                            63,000           5,882,940
                                                                               ----------------
                                                                                     23,986,271
                                                                               ----------------

AIR FREIGHT & LOGISTICS -- 1.9%
Expeditors International of Washington, Inc.                         67,700           3,500,090
FedEx Corp.                                                          47,900           4,104,551
United Parcel Service, Inc. - Class B                                82,700           6,278,584
                                                                               ----------------
                                                                                     13,883,225
                                                                               ----------------

BANKS -- 0.6%
Bank of America Corp.                                                83,200           3,605,056
Commerce Bancorp, Inc.(a)                                            13,800             761,760
                                                                               ----------------
                                                                                      4,366,816
                                                                               ----------------

BEVERAGES -- 3.4%
Anheuser-Busch Co., Inc.                                            198,820           9,931,059
Coca-Cola Co.                                                        73,400           2,939,670
PepsiCo, Inc.                                                       245,150          11,926,547
                                                                               ----------------
                                                                                     24,797,276
                                                                               ----------------

BIOTECHNOLOGY -- 1.0%
Applera Corp. - Applied Biosystems Group                             78,620           1,483,559
Biogen Idec, Inc*                                                    57,700           3,529,509
Digene Corp.* (a)                                                    70,700           1,835,372
Martek Biosciences Corp.* (a)                                         6,700             325,888
                                                                               ----------------
                                                                                      7,174,328
                                                                               ----------------

CHEMICALS -- 2.3%
Air Products & Chemicals, Inc.                                       78,900           4,290,582
Dow Chemical Co.                                                     50,000           2,259,000
E.I. du Pont de Nemours & Co.                                        59,000           2,525,200
Praxair, Inc.                                                       177,200           7,573,528
                                                                               ----------------
                                                                                     16,648,310
                                                                               ----------------

COMMERCIAL SERVICES & SUPPLIES -- 1.5%
Kinder Morgan Management LLC                                        107,381           4,458,459
Manpower, Inc.                                                       37,400           1,663,926
Waste Management, Inc.                                              182,570           4,991,464
                                                                               ----------------
                                                                                     11,113,849
                                                                               ----------------

COMMUNICATIONS EQUIPMENT & SERVICES -- 5.3%
Cisco Systems, Inc.*                                                777,350          14,070,035
Lucent Technologies, Inc.* (a)                                      432,610           1,371,374
Motorola, Inc.                                                      238,300           4,298,932
Nokia Oyj (ADR)                                                     361,935           4,965,748
QUALCOMM, Inc.                                                       40,600           1,585,024
Tektronix, Inc.                                                     136,900           4,551,925
Telefonaktiebolaget LM Ericsson(ADR) * (a)                          151,900           4,745,356
Telefonos de Mexico S.A. de C.V (ADR)(a)                            113,700           3,669,099
                                                                               ----------------
                                                                                     39,257,493
                                                                               ----------------

COMPUTERS & PERIPHERALS -- 3.1%
Dell, Inc.*                                                         197,300           7,023,880
International Business Machines Corp.                               183,600          15,741,864
                                                                               ----------------
                                                                                     22,765,744
                                                                               ----------------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.6%
Agilent Technologies, Inc.*                                         193,200           4,167,324
L-3 Communications Holdings, Inc.                                    52,900           3,544,300
PerkinElmer, Inc.                                                   147,300           2,536,506
Vishay Intertechnology, Inc.*                                       151,770           1,957,833
                                                                               ----------------
                                                                                     12,205,963
                                                                               ----------------

FINANCIALS - DIVERSIFIED -- 7.7%
American Express Co.                                                167,000           8,593,820
Bear Stearns Companies, Inc.                                         43,300           4,164,161
Citigroup, Inc.                                                     384,130          16,947,816
J.P. Morgan Chase & Co.                                             259,572          10,312,795
Morgan Stanley                                                      221,400          10,915,020
Providian Financial Corp.*                                           24,100             374,514
Prudential Financial, Inc.                                          124,000           5,832,960
                                                                               ----------------
                                                                                     57,141,086
                                                                               ----------------

HEALTH CARE EQUIPMENT & SUPPLIES -- 5.7%
Johnson & Johnson                                                   230,200          12,967,166
Medtronic, Inc.                                                     320,490          16,633,431
Millipore Corp.*                                                    140,530           6,724,360
Stryker Corp.                                                        94,800           4,557,984
Waters Corp.*                                                        32,400           1,428,840
                                                                               ----------------
                                                                                     42,311,781
                                                                               ----------------

HEALTH CARE PROVIDERS & SERVICES -- 0.2%
Laboratory Corporation of America
Holdings*                                                            21,800             953,096
Quest Diagnostics, Inc.                                               8,400             741,048
                                                                               ----------------
                                                                                      1,694,144
                                                                               ----------------

HOTELS, RESTAURANTS & LEISURE -- 1.8%
Carnival Corp.                                                      136,020           6,432,386
Royal Caribbean Cruises, Ltd.(a)                                    149,840           6,533,024
                                                                               ----------------
                                                                                     12,965,410
                                                                               ----------------

HOUSEHOLD PRODUCTS -- 2.5%
Clorox Company, (The)                                                46,100           2,457,130
Estee Lauder Cos., Inc. - Class A                                    99,460           4,157,428
Kimberly-Clark Corp.                                                 27,700           1,789,143
Procter & Gamble Co.                                                189,500          10,255,740
                                                                               ----------------
                                                                                     18,659,441
                                                                               ----------------

INDUSTRIAL - DIVERSIFIED -- 5.9%
General Electric Co.                                              1,100,800          36,964,864
Rockwell Automation, Inc.                                            18,400             712,080
Tyco International, Ltd.                                            181,500           5,564,790
                                                                               ----------------
                                                                                     43,241,734
                                                                               ----------------

INSURANCE -- 1.5%
American International Group, Inc.                                  139,680           9,496,843
XL Capital, Ltd. - Class A                                           24,940           1,845,311
                                                                               ----------------
                                                                                     11,342,154
                                                                               ----------------

INTERNET SOFTWARE & SERVICES -- 1.9%
Novell, Inc.*                                                       108,100             682,111
Symantec Corp.*                                                      23,100           1,267,728
Yahoo!, Inc.*                                                       352,200          11,943,102
                                                                               ----------------
                                                                                     13,892,941
                                                                               ----------------

MET INVESTORS SERIES TRUST
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS -- continued
SEPTEMBER 30, 2004 (Unaudited)
(Percentage of Net Assets)

SECURITY
DESCRIPTION                                                    SHARES                VALUE
-----------------------------------------------------------------------------------------------
IT CONSULTING & SERVICES -- 0.6%
Accenture, Ltd. - Class A*                                          162,800           4,403,740
                                                                               ----------------

MACHINERY -- 0.7%
Ingersoll-Rand Co. - Class A                                         71,400           4,853,058
                                                                               ----------------

MEDIA -- 9.4%
Clear Channel Communications, Inc.                                  185,620           5,785,775
Comcast Corp. - Class A*                                            697,430          19,472,246
Cox Communications, Inc. - Class A*                                  46,400           1,537,232
News Corp., Ltd. (ADR)(a)                                           257,290           8,457,122
Time Warner, Inc.*                                                  885,960          14,299,395
Univision Communications, Inc. - Class A*                           170,649           5,394,215
Viacom, Inc. - Class B                                              441,120          14,803,987
                                                                               ----------------
                                                                                     69,749,972
                                                                               ----------------

OIL & GAS -- 6.6%
Amerada Hess Corp.                                                   31,300           2,785,700
Apache Corp.                                                         23,800           1,192,618
BJ Services Co.                                                      85,590           4,485,772
Burlington Resources, Inc.                                           94,500           3,855,600
Devon Energy Corp.                                                   20,900           1,484,109
Encana Corp.                                                         74,200           3,421,909
Exxon Mobil Corp.                                                   313,180          15,135,989
Halliburton Co.                                                      83,830           2,824,233
Murphy Oil Corp.                                                     31,700           2,750,609
Schlumberger, Ltd.                                                   86,800           5,842,508
Total Fina Elf S.A. (ADR)(a)                                         47,560           4,859,205
                                                                               ----------------
                                                                                     48,638,252
                                                                               ----------------

PHARMACEUTICALS -- 9.0%
Amgen, Inc.*                                                        167,800           9,510,904
Eli Lilly & Co.                                                     132,400           7,950,620
Gilead Sciences, Inc.*                                              163,700           6,119,106
ImClone Systems, Inc.*                                               16,300             858,290
MedImmune, Inc.*                                                     47,400           1,123,380
Merck & Co., Inc.                                                   156,287           5,157,471
Novartis AG                                                         193,067           9,005,560
Pfizer, Inc.                                                        588,470          18,007,182
Pharmaceutical Product Development, Inc.* (a)                        56,600           2,037,600
Roche Holding AG                                                     21,670           2,244,523
Teva Pharmaceutical Industries, Ltd. (ADR)(a)                       181,632           4,713,350
                                                                               ----------------
                                                                                     66,727,986
                                                                               ----------------

RETAIL - MULTILINE -- 4.1%
Costco Wholesale Corp.                                               98,400           4,089,504
Federated Department Stores, Inc.                                    81,200           3,688,916
J.C. Penney Co., Inc.                                                52,500           1,852,200
Target Corp.                                                        198,300           8,973,075
Wal-Mart Stores, Inc.                                               148,300           7,889,560
Walgreen Co.                                                        107,500           3,851,725
                                                                               ----------------
                                                                                     30,344,980
                                                                               ----------------

RETAIL - SPECIALTY -- 2.1%
Best Buy Co., Inc.                                                   34,200           1,855,008
Chico's FAS, Inc.*                                                   26,200             896,040
Gap, Inc.                                                           319,770           5,979,699
Home Depot, Inc. (The)                                              143,800           5,636,960
Lowe's Cos., Inc.                                                    20,200           1,097,870
                                                                               ----------------
                                                                                     15,465,577
                                                                               ----------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 3.0%
Analog Devices, Inc.                                                 95,380           3,698,836
Cypress Semiconductor Corp.* (a)                                     92,220             815,225
Intel Corp.                                                         616,800          12,373,008
Texas Instruments, Inc.                                             234,720           4,994,842
                                                                               ----------------
                                                                                     21,881,911
                                                                               ----------------

SOFTWARE -- 6.9%
Adobe Systems, Inc.                                                 179,800           8,894,706
Autodesk, Inc.                                                        7,700             374,451
Cadence Design Systems, Inc.*                                       195,840           2,553,753
Citrix Systems, Inc.*                                               175,800           3,080,016
EMC Corp.*                                                           97,800           1,128,612
Mercury Interactive Corp.*                                           41,800           1,457,984
Microsoft Corp.                                                     932,220          25,775,883
SAP AG (ADR)(a)                                                     194,800           7,587,460
                                                                               ----------------
                                                                                     50,852,865
                                                                               ----------------
Total Common Stocks (Cost $ 679,705,998)                                            693,077,564
                                                                               ----------------

SHORT-TERM INVESTMENTS -- 11.6%
State Street Bank & Trust Co.,
  Repurchase Agreement, dated
  09/30/04 at 0.75% to be repurchased
  at $177,004 on 10/01/04
  collateralized by $185,000 FHLB
  0.001% due 04/02/18 with a value of $184,306                      177,000             177,000
State Street Bank & Trust Co.,
  Repurchase Agreement, dated
  09/30/04 at 0.75% to be repurchased
  at $48,001,000 on 10/01/04
  collateralized by $48,080,000 FNMA
  2.875% due 10/15/05 with a value of $48,961,451                48,000,000          48,000,000
State Street Navigator Securities
Lending Prime Portfolio(b)                                       37,920,581          37,920,581

Total Short-Term Investments (Cost $ 86,097,581)                                     86,097,581


TOTAL INVESTMENTS -- 105.5%
(Cost $ 765,803,579)                                                                779,175,145

Other Assets and Liabilities (net) -- (5.5%)                                        (40,946,821)
                                                                               ----------------
TOTAL NET ASSETS -- 100.0%                                                     $    738,228,324
                                                                               ================

PORTFOLIO FOOTNOTES:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $45,805,120 and $32,433,554 respectively, resulting in a net unrealized appreciation of $13,371,566.

*       Non-income producing security.

(a)     All or a portion of security out on loan.

(b) Represents investment of collateral received from securities lending transactions.

ADR -   American Depositary Receipt

FHLB -  Federal Home Loan Bank

FNMA -  Federal National Mortgage Association

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (Unaudited)
(Percentage of Net Assets)

SECURITY                                                         PAR
DESCRIPTION                                                     AMOUNT               VALUE
-----------------------------------------------------------------------------------------------
MUNICIPALS -- 0.6%
Badger Tob Asset Securitization Corp.
  6.375%, due 06/01/32                                     $      1,000,000    $        918,230
California County Tob
  Securitization Agency
  5.625%, due 06/01/23                                              200,000             183,018
Golden State Tob Securitization Corp.
  6.750%, due 06/01/39                                            1,000,000             966,190
Ohio State
  5.000%, due 06/15/13                                            1,000,000           1,117,920
Tobacco Settlement Financing Corp.
  6.000%, due 06/01/23                                            1,000,000             941,160
Tobacco Settlement Revenue Management
  6.375%, due 05/15/28                                              200,000             185,642
                                                                               ----------------
Total Municipals (Cost $4,196,008)                                                    4,312,160
                                                                               ----------------

DOMESTIC BONDS & DEBT SECURITIES -- 7.1%
ASSET-BACKED SECURITIES -- 2.1%
Asset-Backed Securities Corp.
  2.260%, due 01/15/33  - Class A2 +                              2,310,959           2,323,645
Equity One ABS, Inc.
  2.140%, due 04/25/34 +                                          2,635,106           2,628,699
GSAMP Trust
  2.130%, due 03/25/34 +                                          1,232,187           1,232,957
Master Asset Backed Securities Trust
  1.940%, due 02/25/34 +                                            752,392             752,862
Merrill Lynch Mortgage Investors, Inc.
  1.940%, due 12/25/34 +                                            648,668             649,187
Residential Asset Mortgage Products, Inc.
  2.000%, due 09/25/13 +                                          4,400,000           4,398,451
Wells Fargo Home Equity Trust
  2.090%, due 09/25/34 +                                            500,000             499,960
Redwood Capital, Ltd. 2003-3
  5.450%, due 01/09/06 (144A)(a)+                                 1,200,000           1,211,772
Redwood Capital, Ltd. 2003-4
  3.900%, due 01/09/06 (144A)(a)+                                 1,200,000           1,210,212
Structured Asset Investment Loan Trust
  1.960%, due 06/25/33 +                                             31,083              31,099
Truman Capital Mortgage Loan Trust
  2.180%, due 01/25/34  - Class A1 (144A)(b) +                      383,595             376,464
                                                                               ----------------
                                                                                     15,315,308
                                                                               ----------------

COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.3%
Bank of America Mortgage Securities
  6.500%, due 09/25/33                                              674,953             684,885
Bear Stearns ARM Trust
  4.327%, due 01/25/34 +                                          7,029,778           7,074,343
Sequoia Mortgage Trust
  2.160%, due 10/19/26 - Class A+                                 1,796,130           1,796,091
                                                                               ----------------
                                                                                      9,555,319
                                                                               ----------------

FINANCIALS - DIVERSIFIED -- 1.6%
Countrywide Home Loans, Inc.
  1.820%, due 02/23/05 +                                          4,500,000           4,498,920
Ford Motor Credit Co.
  3.535%, due 10/25/04 +                                            800,000             800,590
General Motors Acceptance Corp.
  2.595%, due 05/18/06 +                                          3,800,000           3,810,420
Small Business Administration
  4.504%, due 02/01/14                                            2,744,653           2,733,485
                                                                               ----------------
                                                                                     11,843,415
                                                                               ----------------

INSURANCE -- 0.1%
Residential Reinsurance, Ltd.
  6.740%, due 12/08/07 (144A)(a)+                                   500,000             389,922
                                                                               ----------------

METALS & MINING -- 0.2%
Alcan Aluminum, Inc.
  2.100%, due 12/08/04 (144A)(b)+                                 1,200,000           1,199,962
                                                                               ----------------

MISCELLANEOUS -- 0.3%
Phoenix Quake Wind, Ltd.
  4.470%, due 07/03/08 (144A)(a)+                                 1,500,000           1,555,215
Vita Capital, Ltd.
  3.356%, due 01/01/07 (144A)(a)+                                   800,000             804,984
                                                                               ----------------
                                                                                      2,360,199
                                                                               ----------------

OIL & GAS -- 0.6%
Halliburton Co.
  3.570%, due 10/17/05 +                                          1,200,000           1,210,855
  2.850%, due 01/26/07 (144A)(b)+                                 3,490,000           3,494,069
                                                                               ----------------
                                                                                      4,704,924
                                                                               ----------------

TELECOMMUNICATION SERVICES - WIRELESS -- 0.8%
Sprint Capital Corp.
  7.900%, due 03/15/05                                            2,500,000           2,561,460
Verizon Wireless Capital, Ltd.
  1.810%, due 05/23/05 (144A)(b)+                                 3,100,000           3,099,011
                                                                               ----------------
                                                                                      5,660,471
                                                                               ----------------

UTILITIES  -- 0.1%
Entergy Gulf States
  2.810%, due 06/18/07 (144A)(b)+                                 1,100,000           1,105,722
                                                                               ----------------

Total Domestic Bonds & Debt Securities (Cost $52,349,533)                            52,135,242
                                                                               ----------------

FOREIGN BONDS & DEBT SECURITIES -- 1.6%
FOREIGN GOVERNMENT -- 1.6%
Federal Republic of Brazil
  8.000%, due 04/15/14                                            1,172,771           1,160,399
Government of France
  3.000%, due 07/25/12                                            7,394,800          10,175,121
                                                                               ----------------
                                                                                     11,335,520
                                                                               ----------------
Total Foreign Bonds & Debt Securities (Cost $10,956,869)                             11,335,520
                                                                               ----------------

U.S. Government & Agency Obligations -- 129.4%
Federal National Mortgage Assoc
  1.990%, due 08/25/34 +                                          4,193,338           4,190,114
U.S. Treasury Inflation Index Bond
  3.875%, due 04/15/29                                           77,169,248         102,381,907
  3.375%, due 04/15/32                                            3,202,590           4,061,413

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS -- continued
SEPTEMBER 30, 2004 (Unaudited)
(Percentage of Net Assets)

SECURITY                                                         PAR
DESCRIPTION                                                     AMOUNT               VALUE
-----------------------------------------------------------------------------------------------
U.S. Treasury Inflation Index Note
  3.375%, due 01/15/07                                           97,351,958         104,041,108
  3.625%, due 01/15/08                                           59,816,880          65,618,699
  3.875%, due 01/15/09                                           77,411,130          87,169,190
  4.250%, due 01/15/10                                           49,047,752          56,939,486
  3.500%, due 01/15/11                                           37,343,096          42,277,949
  3.375%, due 01/15/12                                            3,201,450           3,628,520
  3.000%, due 07/15/12                                          120,880,036         133,888,904
  1.875%, due 07/15/13                                           20,634,000          20,991,071
  2.000%, due 01/15/14                                          240,938,450         246,783,135
  2.375%, due 01/15/25                                           29,554,350          30,797,731
  3.625%, due 04/15/28                                           10,309,640          13,084,387
U.S. Treasury Note
  2.000%, due 07/15/14                                           29,152,250          29,808,205
                                                                               ----------------

Total U.S. Government & Agency Obligations
(Cost $948,133,237)                                                                 945,661,819
                                                                               ----------------

SHORT-TERM INVESTMENTS -- 91.5%
U.S. GOVERNMENT & AGENCY DISCOUNT NOTES -- 35.3%
Federal Home Loan Bank
  1.505%, due 10/06/04 (c)                                        6,700,000           6,698,599
  1.740%, due 10/20/04 (c)                                       19,800,000          19,781,817
  1.595%, due 11/12/04 (c)                                        6,900,000           6,887,281
  1.650%, due 12/08/04 (c)                                        7,100,000           7,076,531
Federal Home Loan Mortgage Corp.
  1.470%, due 10/12/04 (c)                                        1,800,000           1,799,192
  1.520%, due 10/13/04 (c)                                        4,600,000           4,597,669
  1.500%, due 10/19/04 (c)                                       13,000,000          12,990,250
  1.560%, due 10/20/04 (c)                                        6,200,000           6,194,895
  1.545%, due 10/25/04 (c)                                        6,500,000           6,493,240
  1.550%, due 10/26/04 (c)                                        6,300,000           6,293,219
  1.580%, due 11/02/04 (c)                                        2,400,000           2,396,629
  1.545%, due 11/12/04 (c)                                        1,100,000           1,098,005
  1.570%, due 11/15/04 (c)                                        1,500,000           1,497,056
  1.777%, due 12/14/04 (c)                                       14,300,000          14,247,384
Federal National Mortgage Assoc
  1.434%, due 10/06/04 (c)                                        4,900,000           4,898,989
  1.520%, due 10/15/04 (c)                                        4,600,000           4,597,227
  1.530%, due 10/18/04 (c)                                        2,800,000           2,797,977
  1.530%, due 10/20/04 (c)                                        6,200,000           6,194,993
  1.538%, due 10/20/04 (c)                                        8,000,000           7,993,523
  1.180%, due 11/01/04 (c)                                       12,400,000          12,383,129
  1.690%, due 11/08/04 (c)                                        7,100,000           7,087,335
  1.558%, due 11/10/04 (c)                                        4,600,000           4,591,873
  1.578%, due 11/17/04 (c)                                        6,900,000           6,885,452
  1.625%, due 11/17/04 (c)                                        6,900,000           6,885,406
  1.660%, due 11/24/04 (c)                                       12,500,000          12,468,710
  1.688%, due 12/01/04 (c)                                       21,300,000          21,238,103
  1.700%, due 12/01/04 (c)                                        7,000,000           6,979,777
  1.731%, due 12/08/04 (c)                                       19,500,000          19,435,542
  1.740%, due 12/08/04 (c)                                        7,100,000           7,076,531
  1.760%, due 12/08/04 (c)                                       14,200,000          14,152,826
  1.780%, due 12/15/04 (c)                                       14,300,000          14,246,375
U.S. Treasury Bill
  1.630%, due 12/16/04 (c)                                          225,000             224,228
                                                                               ----------------
                                                                                    258,189,763
                                                                               ----------------

COMMERICAL PAPER -- 56.2%
ASB Bank, Ltd.
  1.895%, due 12/29/04 (b)                                       15,500,000          15,427,385
Bank of America N.A
  1.620%, due 11/02/04                                           13,300,000          13,300,000
Bank of Ireland
  1.590%, due 10/18/04 (b)                                        2,300,000           2,298,273
  1.785%, due 12/08/04 (b)                                       18,400,000          18,337,961
  1.840%, due 12/17/04 (b)                                          800,000             796,852
Barclays Plc
  1.855%, due 12/16/04                                            1,800,000           1,792,951
  1.855%, due 12/21/04                                           19,800,000          19,717,360
CDC Commercial Paper, Inc.
  1.670%, due 12/10/04 (144A)(b)                                  1,200,000           1,196,103
Citibank NA
  1.640%, due 11/08/04                                            9,000,000           9,000,000
  1.740%, due 12/07/04                                            5,100,000           5,100,000
  1.805%, due 12/10/04                                            7,100,000           7,100,000
  1.920%, due 12/29/04                                              600,000             600,000
Danske Corp.
  1.510%, due 10/12/04                                            8,900,000           8,895,894
  1.645%, due 11/19/04                                            2,600,000           2,594,178
  1.645%, due 11/22/04                                            3,000,000           2,992,872
  1.685%, due 11/29/04                                              100,000              99,724
  1.765%, due 12/09/04                                              300,000             298,985
  1.790%, due 12/20/04                                            1,700,000           1,693,238
  1.845%, due 12/20/04                                            5,000,000           4,979,500
Dexia Bank New York
  1.675%, due 11/23/04                                              100,000             100,000
  1.780%, due 12/10/04                                            7,200,000           7,200,000
DNB North Bank Asa
  1.860%, due 12/28/04                                           12,700,000          12,642,257
Fortis Funding
  1.930%, due 01/25/05 (b)                                       19,900,000          19,776,244
General Electric Capital Corp.
  1.580%, due 11/01/04                                            7,800,000           7,789,388
  1.590%, due 11/08/04                                           10,200,000          10,182,881
  1.590%, due 11/10/04                                              300,000             299,470
  1.610%, due 11/16/04                                              900,000             898,148
  1.800%, due 12/15/04                                            2,200,000           2,191,750
HBOS Treasury Services Plc
  1.640%, due 10/26/04                                            4,100,000           4,095,331
  1.625%, due 11/02/04                                            4,400,000           4,393,645
  1.575%, due 11/09/04                                              500,000             499,147
  1.655%, due 11/19/04                                              400,000             399,099
  1.715%, due 11/30/04                                              600,000             598,285
  1.725%, due 12/01/04                                              200,000             199,415
  1.730%, due 12/02/04                                              200,000             199,404
  1.735%, due 12/03/04                                              100,000              99,696
  1.850%, due 12/20/04                                            9,000,000           8,963,000
ING U.S. Funding LLC
  1.790%, due 12/10/04                                           17,200,000          17,140,134
Nordea North America, Inc.
  1.920%, due 01/25/05                                           19,800,000          19,677,504
Rabobank USA Financial Corp.
  1.860%, due 10/01/04                                           12,100,000          12,100,000
  1.960%, due 01/28/05                                            9,800,000           9,736,507
Royal Bank of Scotland
  1.595%, due 10/18/04                                           12,000,000          11,990,962

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS -- continued
SEPTEMBER 30, 2004 (Unaudited)
(Percentage of Net Assets)

SECURITY                                                         PAR
DESCRIPTION                                                     AMOUNT               VALUE
-----------------------------------------------------------------------------------------------
  1.630%, due 10/25/04                                              100,000              99,892
  1.630%, due 11/03/04                                            8,600,000           8,587,150
  1.780%, due 12/10/04                                              700,000             697,577
  1.835%, due 12/20/04                                              100,000              99,592
Shell Finance
  1.585%, due 10/13/04                                            9,100,000           9,095,192
Stadshypotek Delaware, Inc.
  1.510%, due 10/07/04 (b)                                        1,200,000           1,199,698
  1.585%, due 11/08/04 (b)                                          300,000             299,498
  1.820%, due 12/14/04 (b)                                       19,600,000          19,526,674
Svenska Handelsbanken, Inc.
  1.650%, due 11/22/04                                            6,100,000           6,085,462
  1.740%, due 12/03/04                                           13,200,000          13,159,806
  1.800%, due 12/15/04                                              100,000              99,625
Swedbank, Inc.
  1.560%, due 10/21/04                                            6,100,000           6,094,713
  1.780%, due 12/10/04                                           15,200,000          15,147,391
  1.800%, due 12/20/04                                              100,000              99,600
Total Fina Elf Capital
  1.880%, due 10/01/04 (b)                                        4,900,000           4,900,000
UBS Finance, Inc.
  1.630%, due 11/16/04                                            3,500,000           3,492,710
  1.690%, due 11/29/04                                              200,000             199,446
  1.700%, due 11/30/04                                              100,000              99,717
  1.735%, due 12/03/04                                              200,000             199,393
  1.765%, due 12/07/04                                           15,300,000          15,249,742
  1.785%, due 12/14/04                                              300,000             298,899
  1.850%, due 12/21/04                                              100,000              99,584
  1.835%, due 12/22/04                                            1,500,000           1,493,730
  1.930%, due 01/24/05                                              600,000             596,301
  1.940%, due 01/25/05                                              100,000              99,375
  1.955%, due 01/31/05                                              100,000              99,337
Wells Fargo Bank NA
  1.600%, due 10/04/04                                              100,000             100,000
  1.610%, due 10/05/04                                              200,000             200,000
  1.620%, due 10/06/04                                           13,100,000          13,100,000
  1.650%, due 10/07/04                                            7,000,000           7,000,000
  1.700%, due 10/18/04                                              400,000             400,000
  1.780%, due 11/12/04                                              100,000             100,000
Westpactrust Securities, Ltd.
  1.650%, due 11/19/04                                            8,500,000           8,480,911
  1.930%, due 01/21/05                                            6,700,000           6,659,770
                                                                               ----------------
                                                                                    410,554,328
                                                                               ----------------
Total Short-Term Investments (Cost $668,744,091)                                    668,744,091
                                                                               ----------------

OPTIONS -- 0.0%
Eurodollar Puts Expire 06/13/05                                     562,500                   0
Treasury Inflation Index Puts
  Expire 11/30/04                                               175,000,000                   0
                                                                               ----------------
Total Options (Cost $29,594)                                                                  0
                                                                               ----------------

TOTAL INVESTMENTS -- 230.2%
(Cost $1,684,409,332)                                                             1,682,188,832

Other Assets and Liabilities (net) -- (130.2%)                                     (951,451,389)
                                                                               ----------------
TOTAL NET ASSETS -- 100.0%                                                     $    730,737,443
                                                                               ================

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $1,021,067 and $3,241,567 respectively, resulting in a net unrealized depreciation of $2,220,500.

+ Variable or floating rate security. The stated rate represents the rate at September 30, 2004.

(a) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be illiquid by the portfolio's adviser. These securities represent in the aggregate 0.71% of net assets.

(b) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(c)     Zero coupon bond- Interest rate represents current yield to maturity.

The adviser considers liquid securities as coverage for open derivatives.

The following table summarizes the portfolio composition of the Portfolios' holdings at September 30, 2004, based upon quality ratings issued by Standard & Poor's. For securities not rated by Standard & Poor's, the Moody's rating is used

                                                          PERCENT OF
                                                          PORTFOLIO
PORTFOLIO COMPOSITION BY CREDIT QUALITY                  (UNAUDITED)
------------------------------------------------------------------------

AAA/Government/Government Agency                                 73.63%
AA                                                                0.07%
A                                                                25.01%
BBB                                                               1.13%
BB                                                                0.16%
                                                       -----------------
Total:                                                          100.00%
                                                       =================

                                            EXPIRATION     STRIKE       NUMBER OF
PUT OPTIONS                                    DATE        PRICE        CONTRACTS          VALUE
---------------------------------------------------------------------------------------------------
OTC 3 Month LIBOR Interest Rate Swap        10/07/2004     $ 6.50      (6,300,000)        $       0
OTC 3 Month LIBOR Interest Rate Swap        10/07/2004       6.00     (10,600,000)                0
OTC 3 Month LIBOR Interest Rate Swap        11/02/2004       7.00     (15,100,000)                0
                                                                                          ---------
(Written Option Premium $265,047)                                                         $       0
                                                                                          =========

                                            EXPIRATION     STRIKE        NUMBER OF
CALL  OPTIONS                                  DATE        PRICE         CONTRACTS           VALUE
---------------------------------------------------------------------------------------------------
OTC 3 Month LIBOR Interest Rate Swap        10/07/2004     $ 4.00       (6,300,000)        $   (441)
OTC 3 Month LIBOR Interest Rate Swap        10/07/2004       3.80      (10,600,000)               0
OTC 3 Month LIBOR Interest Rate Swap        11/02/2004       4.00      (15,100,000)          (1,737)
                                                                                           --------
(Written Option Premium $295,155)                                                          $ (2,178)
                                                                                           ========

SECURITY SOLD SHORT                         INTEREST RATE   MATURITY       PROCEEDS          VALUE
-------------------------------------------------------------------------------------------------------
U.S. Treasury Note                              4.25%      11/15/2013    $ 14,780,081      $ 14,792,778

The futures contracts outstanding as of September 30, 2004 and the description and unrealized depreciation were as follows:

                                                                   NUMBER OF                       UNREALIZED
DESCRIPTION                                 EXPIRATION DATE        CONTRACTS   NOTIONAL VALUE     DEPRECIATION
-----------------------------------------------------------------------------------------------------------------
Euro Dollar Futures                         June 2005 - Long          225        54,686,250         $   3,437
U.S. Treasury Note 10 Year Futures          December 2004 - Long       12         1,351,500           (11,625)


Open swap agreements at September 30, 2004 were as follows:

PIMCO Inflation Protected Bond Portfolio

                        Expiration
Notional Amount            Date                         Description                          Value
---------------         ----------   --------------------------------------------------   ----------
     10,300,000   USD   12/15/2014   Agreement with Goldman Sachs Capital Markets, L.P.   $ (301,143)
                                     dated 7/8/2004 to pay semi-annually the notional
                                     amount multiplied by 5% and to receive
                                     semi-annually the notional amount multiplied by
                                     the 3 month USD-LIBOR-BRA.

      8,100,000   USD   12/15/2014   Agreement with Bank of America N.A. dated              (236,821)
                                     5/27/2004 to pay semi-annually the notional amount
                                     multiplied by 5% and to receive semi-annually the
                                     notional amount multiplied by the 3 month
                                     USD-LIBOR-BBA.

     10,000,000   USD   12/15/2014   Agreement with Lehman Brothers Special Financing,      (292,372)
                                     Inc., dated 11/3/2004 to receive semi-annually the
                                     notional amount multiplied by the 3 month
                                     USD-LIBOR-BBA and to pay semiannually the notional
                                     amount multiplied by 5.00%.

     14,600,000   USD   12/15/2014   Agreement with JP Morgan Chase Bank, dated             (426,863)
                                     6/2/2004 to pay semi-annually the notional amount
                                     multiplied 5.00% and to receive semi-annually the
                                     notional amount multiplied by the 3 month
                                     USD-LIBOR-BBA.

      7,200,000   USD   12/18/2033   Agreement with Goldman Sachs Capital Markets, L.P.        5,292
                                     dated 10/29/2004 to pay semi-annually the notional
                                     amount multiplied by 6.00% and to receive
                                     semi-annually the notional amount multiplied by
                                     the 3 month USD-LIBOR-BBA.

        400,000   EUR    3/15/2007   Agreement with Merrill Lynch Capital Services,            9,765
                                     Inc., dated 2/10/2004 to receive annually the
                                     notional amount multiplied by 4.00% and to pay
                                     annually the notional amount multiplied by the 6
                                     month EUR-EURLIBOR-Telerate.

        500,000   EUR    3/15/2007   Agreement with J.P. Morgan Chase Bank dated              12,207
                                     4/12/2004 to pay semi-annually the notional amount
                                     multiplied by the 6 month EUR-EURIBOR-Telerate and
                                     to receive semi-annually the notional amount
                                     multiplied by 4%.

     19,000,000   EUR    6/17/2015   Agreement with J.P. Morgan Chase Bank dated           1,268,942
                                     4/27/2004 to pay annually the notional amount
                                     multiplied by the 6 month EUR-EURIBOR-Telerate and
                                     to receive annually the notional amount multiplied
                                     by 5%.

     10,000,000   GBP    6/15/2008   Agreement with J.P. Morgan Chase Bank dated             (58,381)
                                     10/04/2004 to pay semi-annually the notional
                                     amount multiplied by the 6 month GBP-LIBOR-BBA and
                                     to receive semi-annually the notional amount
                                     multiplied by 5%.
                                                                                          ----------
                                                                                          $  (19,374)
                                                                                          ==========

EUR - Euro
GBP - British Pound
USD - United States Dollar

MET INVESTORS SERIES TRUST
PIMCO PEA INNOVATION PORTFOLIO

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (Unaudited)
(Percentage of Net Assets)

SECURITY
DESCRIPTION                                                    SHARES               VALUE
-----------------------------------------------------------------------------------------------
COMMON STOCKS -- 97.8%
ADVERTISING -- 3.1%
Monster Worldwide, Inc.*                                            205,000    $      5,051,200
                                                                               ----------------

BUSINESS SERVICES -- 1.8%
Accenture, Ltd. - Class A*                                          113,100           3,059,355
                                                                               ----------------

COMMUNICATIONS EQUIPMENT -- 22.0%
Cisco Systems, Inc.*                                                202,800           3,670,680
Comverse Technology, Inc.*                                          290,900           5,477,647
Corning, Inc.*                                                      319,200           3,536,736
Foundry Networks, Inc.*(a)                                          367,500           3,487,575
JDS Uniphase Corp.*(a)                                              682,300           2,299,351
Marvell Technology Group, Ltd.*                                     150,898           3,942,965
Nokia Oyj (ADR)                                                     188,400           2,584,848
Polycom, Inc.*                                                      136,300           2,701,466
QUALCOMM, Inc.                                                       58,900           2,299,456
Sonus Networks, Inc.*(a)                                            396,800           2,233,984
Telefonaktiebolaget LM Ericsson (ADR)*(a)                            65,500           2,046,220
UTStarcom, Inc.(a)                                                  124,400           2,004,084
                                                                               ----------------
                                                                                     36,285,012
                                                                               ----------------

COMMUNICATIONS EQUIPMENT & SERVICES -- 2.9%
Juniper Networks, Inc.*                                             202,000           4,767,200
                                                                               ----------------

COMPUTER SOFTWARE & PROCESSING -- 2.4%
Cognizant Technology Solutions Corp.*                               129,100           3,938,841
                                                                               ----------------

COMPUTERS & PERIPHERALS -- 3.7%
Network Appliance, Inc.*                                            124,200           2,856,600
SanDisk Corp.*(a)                                                   109,000           3,174,080
                                                                               ----------------
                                                                                      6,030,680
                                                                               ----------------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 13.8%
AU Optronics Corp. (ADR)(a)                                         236,800           2,964,736
Broadcom Corp. - Class A*                                           158,000           4,311,820
Celestica, Inc.*(a)                                                 400,400           5,085,080
Flextronics International, Ltd.*                                    449,900           5,961,175
Solectron Corp.*                                                    887,800           4,394,610
                                                                               ----------------
                                                                                     22,717,421
                                                                               ----------------

HEALTH CARE EQUIPMENT & SUPPLIES -- 1.2%
St. Jude Medical, Inc.*                                              26,100           1,964,547
                                                                               ----------------

INTERNET & CATALOG RETAIL -- 2.1%
Amazon.com, Inc.*                                                    86,100           3,518,046
                                                                               ----------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 21.5%
Applied Materials, Inc.*                                            135,800           2,239,342
Applied Micro Circuits Corp.*                                       280,300             877,339
Cymer, Inc.*(a)                                                      79,600           2,281,336
Cypress Semiconductor Corp.*(a)                                     203,100           1,795,404
Intel Corp.                                                         126,400           2,535,584
KLA-Tencor Corp.*                                                    61,210           2,538,991
Kulicke & Soffa Industries, Inc.*(a)                                135,500             765,575
Linear Technology Corp.                                              60,600           2,196,144
Micron Technology, Inc.*                                            132,900           1,598,787
National Semiconductor Corp.*                                       364,700           5,649,203
NVIDIA Corp.*(a)                                                    132,400           1,922,448
OmniVision Technologies, Inc.*(a)                                   155,806           2,204,655
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)                  414,560           2,959,958
Texas Instruments, Inc.                                             154,200           3,281,376
United Microelectronics Corp. (ADR)(a)                              790,711           2,672,603
                                                                               ----------------
                                                                                     35,518,745
                                                                               ----------------

Software -- 23.3%
Avid Technology, Inc.*(a)                                            90,900           4,260,483
BEA Systems, Inc.*                                                  119,700             827,127
EMC Corp.*                                                          319,729           3,689,673
Macromedia, Inc.*(a)                                                161,500           3,242,920
Mercury Interactive Corp.*                                           64,956           2,265,665
Microsoft Corp.                                                     107,300           2,966,845
Novell, Inc.*(a)                                                    214,987           1,356,568
Oracle Corp.*                                                       250,400           2,824,512
Red Hat, Inc.*(a)                                                   192,100           2,351,304
SAP AG (ADR)                                                         82,900           3,228,955
Siebel Systems, Inc.*                                               261,000           1,967,940
Symantec Corp.*                                                      47,500           2,606,800
Take-Two Interactive Software, Inc.*(a)                             143,700           4,720,545
VERITAS Software Corp.*                                             122,400           2,178,720
                                                                               ----------------
                                                                                     38,488,057
                                                                               ----------------
Total Common Stocks (Cost $ 184,650,645)                                            161,339,104
                                                                               ----------------

SECURITY                                                         PAR
DESCRIPTION                                                     AMOUNT               VALUE
-----------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS  -- 25.6%
State Street Bank & Trust Co.,
  Repurchase Agreement, dated
  09/30/04 at 0.40% to be repurchased
  at $3,994,000 on 10/01/04
  collateralized by $4,075,000 FHLB
  2.375% due 02/15/06 with a value of
  $4,075,000                                               $      3,994,000           3,994,000
State Street Navigator Securities
  Lending Prime Portfolio(b)                                     38,183,461          38,183,461
                                                                               ----------------
Total Short-Term Investments (Cost $ 42,177,461)                                     42,177,461
                                                                               ----------------

TOTAL INVESTMENTS -- 123.4%
(Cost $ 226,828,106)                                                                203,516,565

Other Assets and Liabilities (net) -- (23.4%)                                       (38,657,993)
                                                                               ----------------

TOTAL NET ASSETS -- 100.0%                                                     $    164,858,572
                                                                               ================

PORTFOLIO FOOTNOTES:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $5,159,589 and $28,471,130 respectively, resulting in a net unrealized depreciation of $23,311,541.

*       Non-income producing security.

(a)     All or a portion of security out on loan.

(b) Represents investment of collateral received from securities lending transactions.

ADR -   American Depositary Receipt

FHLB -  Federal Home Loan Bank

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (Unaudited)
(Percentage of Net Assets)

SECURITY                                                         PAR
DESCRIPTION                                                     AMOUNT               VALUE
-----------------------------------------------------------------------------------------------
MUNICIPALS -- 2.4%
Badger Tobacco Asset Securitization Corp.
  6.375%, due 06/01/32                                     $        360,000             330,563
California Infrastructure & Economic Development
  -Bay Toll-A (AMBAC Insured)
  5.000%, due 07/01/36                                            1,350,000           1,376,906
California State Economic Recovery
  5.250%, due 07/01/12                                            3,300,000           3,712,170
Clark Country Nevada School District (FGIC Insured)
  5.375%, due 06/15/13                                            2,000,000           2,279,900
Energy Northwest Wash Electric Revenue
  5.500%, due 07/01/12                                            1,600,000           1,819,856
  5.500%, due 07/01/14                                            2,000,000           2,292,020
Florida State, Series A
  5.000%, due 06/01/32                                              900,000             922,185
Florida State Board of Education
  5.000%, due 06/01/32                                              400,000             407,648
Georgia State, Series B
  5.000%, due 05/01/20                                            2,000,000           2,138,920
Golden State Tob Securitization Corp.
  6.250%, due 06/01/33                                              640,000             605,779
  6.750%, due 06/01/39                                            3,400,000           3,285,046
New York City Municipal Water Finance Authority
  5.000%, due 06/15/35                                            1,300,000           1,321,892
New York State Urban Development Corp. (FSA Insured)
  6.500%, due 01/01/10                                            1,200,000           1,412,328
North Carolina State
  5.000%, due 03/01/12                                              700,000             782,964
Tacoma Washington Regional Water Supply Systems
  (MBIA Insured)
  5.000%, due 12/01/32                                              800,000             812,264
Tobacco Settlement Financing Corp.
  6.250%, due 06/01/42                                            1,300,000           1,147,822
Tobacco Settlement Funding Corp.
  6.375%, due 06/01/32                                            1,400,000           1,301,524
  5.875%, due 05/15/39                                              800,000             683,240
Tobacco Settlement Revenue Management
  6.375%, due 05/15/28                                            1,800,000           1,670,778
Virginia College Building Authority Va Revenues
  5.000%, due 02/01/10                                            1,500,000           1,655,820
Wisconsin State -Ref-2 (MBIA Insured)
  5.000%, due 05/01/13                                            3,000,000           3,340,110
                                                                               ----------------
Total Municipals (Cost $32,948,675)                                                  33,299,735
                                                                               ----------------

DOMESTIC BONDS & DEBT SECURITIES  -- 12.9%
AIRLINES  -- 0.0%
United Airlines, Inc.
  0.000%, due 03/02/49 (e)                                          309,946             254,303
                                                                               ----------------

ASSET-BACKED SECURITIES -- 4.1%
Ameriquest Mortgage Securities, Inc.
  2.130%, due 06/25/31 @                                            207,831             208,121
Bank One Issuance Trust
  1.810%, due 10/15/08 @                                          7,100,000           7,109,089
Bear Stearns Asset-Backed Securities, Inc.
  2.240%, due 10/27/32 @                                            208,374             208,995
CDC Mortgage Capital Trust
  2.070%, due 03/25/34 @                                          1,079,661           1,081,033
Cendant Mortgage Corp.
  6.000%, due 07/25/43 (144A) (c)                                 1,764,242           1,825,372
Chase Credit Card Master Trust
  1.810%, due 07/16/07 @                                          7,100,000           7,106,479
Chase Funding Mortgage Loan
  2.170%, due 09/25/29 @                                          2,270,718           2,272,962
Citibank Omni-S Master Trust
  1.890%, due 08/18/09 @                                          7,100,000           7,111,680
  2.140%, due 11/17/09 @                                          2,800,000           2,804,179
Countrywide Asset-Backed Certificates
  1.950%, due 08/25/23 @                                          4,011,171           4,008,664
  1.990%, due 03/25/24 @                                          3,089,474           3,091,404
First Franklin Mortgage Loan Trust
  2.800%, due 02/25/33 @                                          2,468,968           2,476,005
Green Tree Financial Corp.
  6.220%, due 03/01/30                                              283,970             291,661
GSAMP Trust
  2.020%, due 10/01/34 @                                          2,800,000           2,800,000
Household Home Equity Loan Trust
  2.160%, due 10/20/32 @                                            330,663             331,213
Long Beach Mortgage Loan Trust
  2.160%, due 06/25/33 @                                            769,182             770,341
Master Asset Backed Securities Trust
  1.940%, due 02/25/34 @                                            658,343             658,754
Option One Mortgage Loan Trust
  1.950%, due 05/25/34 @                                          3,737,654           3,739,761
Quest Trust
  2.400%, due 06/25/34 @(144A) (c)                                2,311,619           2,313,061
Renaissance Home Equity Loan Trust
  2.280%, due 08/25/33 @                                          1,931,120           1,934,338
  2.040%, due 07/25/34 @                                          1,425,938           1,426,384
Structured Asset Securities Corp.
  2.340%, due 05/25/32 @                                          2,348,102           2,354,957
Vanderbilt Mortgage Finance, Inc.
  6.545%, due 04/07/18                                               86,983              89,178
Wells Fargo Home Equity Trust
  2.000%, due 06/25/19 @                                          2,300,000           2,299,818
                                                                               ----------------
                                                                                     58,313,449
                                                                               ----------------
AUTOMOBILES -- 0.5%
Ford Motor Co.
  7.450%, due 07/16/31                                              840,000             825,998
General Motors Acceptance Corp.
  8.000%, due 11/01/31                                            3,200,000           3,321,306
General Motors Corp.
  8.250%, due 07/15/23                                            1,400,000           1,476,245

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS -- continued
SEPTEMBER 30, 2004 (Unaudited)
(Percentage of Net Assets)

SECURITY                                                       PAR
DESCRIPTION                                                   AMOUNT               VALUE
---------------------------------------------------------------------------------------------
Daimler Chrysler North America Holdings
  8.500%, due 01/18/31                                              900,000           1,103,414
                                                                               ----------------
                                                                                      6,726,963
                                                                               ----------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 4.1%
Bank of America Mortgage Securities
  2.290%, due 01/25/34 @                                          4,003,795           4,004,713
Bear Stearns Adjustable Rate Mortgage Trust
  5.380%, due 02/25/33                                              573,045             579,498
Bear Stearns Commercial Mortgage Securities, Inc.
  1.980%, due 05/14/16 @(144A) (c)                                6,500,000           6,498,815
  5.060%, due 11/15/16                                              454,001             472,323
Countrywide Alternative Loan Trust
  5.750%, due 07/25/32                                            3,473,698           3,493,205
Countrywide Home Loans
  6.000%, due 08/25/17                                            2,744,431           2,759,671
  6.500%, due 07/25/32                                              184,153             184,125
Credit Suisse First Boston Mortgage Securities Corp.
  5.750%, due 09/22/17                                            4,255,280           4,405,457
  2.240%, due 02/25/32 @                                            116,082             116,227
  2.478%, due 03/25/32 @(144A) (c)                                  675,066             675,658
  6.500%, due 04/25/33                                            2,289,714           2,330,262
  2.360%, due 08/25/33 @(144A) (c)                                2,012,673           2,003,902
Credit-Based Asset Servicing & Securitization
  2.180%, due 08/25/29 @                                            252,699             253,180
GMAC Mortgage Corp.
  5.940%, due 07/01/13                                              124,071             124,923
GSR  Mortgage Loan Trust
  6.000%, due 03/25/32                                               22,844              23,116
Homestar Mortgage Acceptance Corp.
  2.030%, due 01/25/22 @                                            292,696             292,244
Indymac ARM Trust
  5.765%, due 01/25/32 @                                             11,169              11,170
Mellon Residential Funding Corp.
  2.840%, due 07/25/29                                              137,281             137,058
MLCC Mortgage Investors, Inc.
  2.140%, due 03/15/25 @                                            249,569             250,220
PNC Mortgage Securities Corp.
  1.657%, due 01/25/15 +(144A) (b)                                   61,872              60,858
Residential Accredit Loans, Inc.
  5.500%, due 06/25/17                                               64,330              65,235
  2.240%, due 03/25/33 @                                          5,371,246           5,372,084
Residential Asset Securitization Trust
  7.130%, due 07/25/31                                               41,624              41,588
  2.015%, due 05/25/33 @                                          5,554,219           5,566,036
Residential Funding Mortgage Securities
  6.500%, due 06/25/09                                               29,531              29,705
  2.190%, due 06/25/18 @                                          2,504,215           2,501,159
  6.500%, due 03/25/24                                            6,543,313           6,538,735
  5.600%, due 09/25/32                                              289,456             289,183
Sequoia Mortgage Trust
  2.160%, due 07/20/33 @                                          1,759,633           1,738,129
Structured Asset Mortgage Investments, Inc.
  3.314%, due 03/25/32 @                                          5,138,286           5,196,381
Structured Asset Securities Corp.
  2.000%, due 08/25/33 @                                            151,209             151,323
United Mortgage Securities Corp.
  4.137%, due 09/25/33                                               14,829              14,946
Washington Mutual, Inc.
  6.000%, due 03/25/17                                              406,487             409,743
  5.144%, due 10/25/32 @                                            450,487             457,369
  3.066%, due 02/27/34 @                                          1,531,950           1,538,012
  2.960%, due 12/25/40 @                                             14,812              14,833
                                                                               ----------------
                                                                                     58,601,086
                                                                               ----------------
COMMERCIAL SERVICES & SUPPLIES -- 0.1%
Allied Waste North America
  7.625%, due 01/01/06                                              700,000             734,125
                                                                               ----------------

COMMUNICATIONS EQUIPMENT & SERVICES -- 1.3%
Cingular Wireless LLC
  6.500%, due 12/15/11                                              700,000             780,660
Nextel Finance Co.
  3.375%, due 12/15/10 (144A) (b)                                 5,479,981           5,513,130
Qwest Corp.
  8.875%, due 03/15/12 (144A) (c)                                 1,650,000           1,823,250
SBC Communications, Inc.
  4.206%, due 06/05/05 (144A) (c)                                 9,400,000           9,513,138
                                                                               ----------------
                                                                                     17,630,178
                                                                               ----------------

FINANCIALS - DIVERSIFIED -- 1.1%
Associates Corp. of North America
  6.200%, due 05/16/05                                              500,000             511,743
CIT Group, Inc.
  7.750%, due 04/02/12                                            1,900,000           2,251,849
Citigroup, Inc.
  5.625%, due 08/27/12                                            1,000,000           1,070,554
Goldman Sachs Group, Inc.
  1.980%, due 07/23/09 @                                          6,700,000           6,718,760
Heller Financial, Inc.
  6.375%, due 03/15/06                                              400,000             420,127
Mid-State Trust, - Class A
  7.791%, due 03/15/38                                              406,459             453,310
Morgan Stanley Group, Inc.
  5.300%, due 03/01/13                                              800,000             821,332
Qwest Capital Funding, Inc.
  7.750%, due 08/15/06                                              700,000             706,125
  7.250%, due 02/15/11                                              510,000             457,725
Small Business Administration
  7.449%, due 08/01/10                                            1,461,556           1,620,405
  6.353%, due 03/01/11                                              245,175             263,331
  5.500%, due 10/01/18                                              223,926             234,953
                                                                               ----------------
                                                                                     15,530,214
                                                                               ----------------

OIL & GAS -- 1.3%
El Paso Corp.
  7.750%, due 01/15/32                                            2,875,000           2,522,813
Pemex Project Funding Master Trust
  7.375%, due 12/15/14                                            1,700,000           1,857,250
  8.625%, due 02/01/22                                            2,800,000           3,190,600
PG&E Corp.
  2.720%, due 04/03/06 @                                         10,600,000          10,610,515
                                                                               ----------------
                                                                                     18,181,178
                                                                               ----------------

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS -- continued
SEPTEMBER 30, 2004 (Unaudited)
(Percentage of Net Assets)

SECURITY                                                           PAR
DESCRIPTION                                                       AMOUNT               VALUE
-----------------------------------------------------------------------------------------------
UTILITIES  -- 0.4%
Entergy Gulf States
  3.600%, due 06/01/08                                            1,400,000           1,385,146
Oncor Electric Delivery Co.
  7.250%, due 01/15/33                                            1,300,000           1,534,576
TXU Energy Co., LLC
  2.380%, due 01/17/06 @(144A)(c)                                 1,600,000           1,604,205
Progress Energy, Inc.
  6.850%, due 04/15/12                                            1,500,000           1,677,867
                                                                               ----------------
                                                                                      6,201,794
                                                                               ----------------
Total Domestic Bonds & Debt Securities (Cost
$180,361,711)                                                                       182,173,290
                                                                               ----------------

FOREIGN BONDS & Debt Securities -- 2.3%
FOREIGN GOVERNMENT -- 2.2%
Hong Kong Government
  5.125%, due 08/01/14 (144A) (c)                                 4,000,000           4,126,208
Republic of Brazil
  3.063%, due 04/15/06 @                                          1,696,000           1,694,279
  11.500%, due 03/12/08                                           1,440,000           1,666,800
  3.125%, due 04/15/09 @                                            564,730             554,499
  11.000%, due 01/11/12                                           1,150,000           1,325,375
  8.000%, due 04/15/14                                            2,767,738           2,738,538
Republic of Panama
  8.250%, due 04/22/08                                              750,000             828,750
  9.375%, due 01/16/23                                              500,000             547,500
Republic of Peru
  9.125%, due 01/15/08                                            2,600,000           2,947,100
  9.125%, due 02/21/12                                            1,500,000           1,687,500
  9.875%, due 02/06/15                                              400,000             462,000
Russian Federation
  8.750%, due 07/24/05                                            2,900,000           3,028,615
United Mexican States
  6.375%, due 01/16/13                                              900,000             949,950
  6.625%, due 03/03/15                                              350,000             371,875
  8.300%, due 08/15/31                                            5,600,000           6,384,000
United Mexican States, Series A
  8.000%, due 09/24/22                                            1,500,000           1,695,000
                                                                               ----------------
                                                                                     31,007,989
                                                                               ----------------
INDUSTRIAL - DIVERSIFIED -- 0.1%
Tyco International Group S.A
  4.375%, due 11/19/04                                            1,000,000           1,245,648
                                                                               ----------------

TELECOMMUNICATION SERVICES - DIVERSIFIED -- 0.0%
Deutsche Telekom International
Finance BV (Yankee)
  7.750%, due 06/15/05                                              600,000             623,301
                                                                               ----------------

Total Foreign Bonds & Debt Securities (Cost
$30,633,060)                                                                         32,876,938
                                                                               ----------------

U.S. GOVERNMENT & Agency Obligations -- 62.5%
Federal Home Loan Mortgage Corp.
  5.500%, due 07/01/07                                              862,483             886,281
  7.000%, due 07/01/07                                                  475                 475
  4.500%, due 10/01/07                                            4,972,905           5,058,641
  6.500%, due 05/15/08                                              801,433             809,051
  7.000%, due 09/01/10                                               24,015              25,495
  6.500%, due 04/01/11                                              170,980             181,203
  6.000%, due 05/01/11                                              238,008             250,016
  4.000%, due 12/15/12                                              482,728             484,596
  5.500%, due 05/01/14                                              127,760             132,533
  6.000%, due 06/01/14                                              169,291             177,808
  6.000%, due 10/01/14                                               35,065              36,829
  6.000%, due 03/01/15                                                5,161               5,421
  5.500%, due 04/01/16                                              107,587             111,440
  5.000%, due 09/15/16                                            2,932,691           2,976,469
  4.500%, due 02/15/18                                            9,774,861           9,845,484
  5.000%, due 06/15/18                                           14,390,677          14,570,682
  6.500%, due 02/15/19                                            2,578,257           2,619,591
  6.000%, due 01/15/20                                            1,269,502           1,275,526
  6.000%, due 03/01/21                                            1,350,731           1,407,660
  6.000%, due 01/01/22                                            4,192,346           4,369,038
  6.000%, due 10/01/22                                           14,570,611          15,178,611
  6.000%, due 10/15/22                                              659,191             664,117
  6.375%, due 10/15/22                                               44,755              44,749
  6.500%, due 10/15/22                                            1,173,937           1,181,767
  6.000%, due 12/01/22                                              802,728             836,224
  6.000%, due 02/01/23                                            1,829,649           1,905,996
  5.500%, due 03/01/23                                            3,575,020           3,667,047
  6.000%, due 04/01/23                                              655,245             682,562
  3.125%, due 11/15/23 @                                          1,785,916           1,890,281
  6.500%, due 01/15/24                                              145,000             154,619
  4.627%, due 01/01/29 @                                          5,788,020           5,963,485
  2.360%, due 05/15/29 @                                          1,496,669           1,501,945
  6.500%, due 06/01/29                                                6,121               6,435
  6.000%, due 12/15/29                                            2,639,278           2,666,818
  5.920%, due 11/01/31 @                                            627,470             645,028
  3.500%, due 07/15/32                                            1,154,963           1,145,368
  5.199%, due 08/01/32 @                                          5,552,903           5,706,894
  2.010%, due 07/15/34 @                                          1,901,274           1,900,278
  7.500%, due 10/25/43                                            3,523,832           3,852,981
  5.000%, due TBA (a)                                            15,000,000          14,854,680
  5.500%, due TBA (a)                                             6,500,000           6,713,278
                                                                               ----------------
                                                                                    116,387,402
                                                                               ----------------

FEDERAL NATIONAL MORTGAGE ASSOC
  1.000%, due 10/01/04                                           10,000,000           9,949,600
  6.090%, due 10/01/08                                              483,966             519,850
  6.000%, due 11/01/08                                               40,766              42,829
  6.500%, due 03/01/09                                                8,894               9,206
  5.500%, due 11/01/10                                              459,433             472,696
  7.000%, due 04/01/11                                              124,564             132,263
  7.000%, due 05/01/11                                               60,671              64,437
  5.500%, due 02/01/12                                                9,908              10,298
  5.500%, due 07/01/13                                              105,735             109,889
  8.000%, due 11/01/13                                               74,950              79,568
  6.500%, due 12/01/13                                               42,926              45,532
  5.500%, due 01/01/14                                               99,168             102,960
  8.000%, due 08/01/14                                               22,158              23,009
  5.500%, due 03/01/16                                              287,904             298,914
  6.500%, due 04/01/16                                              454,773             481,910
  6.500%, due 06/01/16                                              209,115             221,593
  6.500%, due 07/01/16                                              568,565             602,492
  6.500%, due 08/01/16                                               33,004              34,973
  6.000%, due 09/01/16                                              142,822             149,906
  6.500%, due 09/01/16                                              205,258             217,506

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS -- continued
SEPTEMBER 30, 2004 (Unaudited)
(Percentage of Net Assets)

SECURITY                                                       PAR
DESCRIPTION                                                   AMOUNT               VALUE
-----------------------------------------------------------------------------------------------
  6.500%, due 10/01/16                                              425,750             451,155
  5.500%, due 11/01/16                                               18,946              19,637
  5.500%, due 02/01/17                                              379,989             393,705
  6.500%, due 02/01/17                                              240,320             254,661
  6.000%, due 03/01/17                                              442,835             464,782
  6.000%, due 04/01/17                                              171,737             180,248
  3.500%, due 04/25/17                                            6,494,568           6,522,937
  5.500%, due 05/01/17                                              384,525             398,405
  6.000%, due 05/01/17                                              202,674             212,718
  5.500%, due 06/01/17                                               26,596              27,557
  6.000%, due 06/01/17                                              380,615             399,477
  6.000%, due 07/01/17                                              314,246             329,820
  6.500%, due 07/01/17                                              246,469             261,168
  6.000%, due 08/01/17                                              578,833             607,519
  5.500%, due 09/01/17                                              187,317             194,079
  6.000%, due 09/01/17                                              178,119             186,946
  6.500%, due 10/01/17                                               92,747              98,278
  5.500%, due 11/01/17                                            6,884,950           7,133,467
  5.500%, due 12/01/17                                              966,561           1,001,449
  6.000%, due 01/01/18                                              337,197             353,908
  5.500%, due 03/01/18                                              308,443             319,550
  5.500%, due 04/01/18                                               57,566              59,605
  5.500%, due 05/01/18                                              210,683             218,147
  6.000%, due 12/01/18                                              130,154             135,969
  5.000%, due 07/29/19                                            8,300,000           8,508,264
  6.000%, due 06/01/22                                           12,158,343          12,680,918
  6.000%, due 09/01/22                                            3,556,051           3,709,325
  6.000%, due 10/01/22                                            2,212,624           2,307,724
  6.000%, due 01/01/23                                            3,805,321           3,968,877
  5.500%, due 06/01/23                                            4,730,767           4,849,694
  8.000%, due 10/01/25                                               17,290              18,948
  3.301%, due 10/01/28 @                                          1,234,456           1,279,770
  6.000%, due 06/01/29                                              111,745             115,938
  7.500%, due 09/01/30                                                4,152               4,451
  6.807%, due 02/01/31 @                                          2,854,878           2,926,056
  4.637%, due 09/01/31 @                                            640,935             660,679
  2.211%, due 09/18/31 @                                          3,981,985           4,004,285
  2.740%, due 04/25/32 @                                          1,589,304           1,604,799
  5.591%, due 07/01/32 @                                            634,719             647,207
  5.602%, due 09/01/32 @                                          2,162,677           2,228,173
  4.822%, due 11/01/32 @                                          2,807,183           2,863,188
  5.500%, due 03/01/33                                               69,761              70,860
  5.500%, due 08/01/33                                              958,206             973,293
  5.000%, due 03/01/34                                              809,686             803,044
  5.000%, due 04/01/34                                            2,141,605           2,122,427
  5.500%, due 07/01/34                                              993,839           1,008,415
  5.007%, due 09/01/34                                           13,670,773          13,943,095
  5.034%, due 09/01/34 @                                          1,006,770           1,019,412
  4.770%, due 12/01/36 @                                          2,926,260           3,005,347
  1.880%, due 08/25/43                                            7,482,843           7,477,677
  5.000%, due TBA (a)                                            69,500,000          70,607,691
  5.500%, due TBA (a)                                           244,500,000         247,691,811
Federal National Mortgage Assoc.,
  REMIC
  6.250%, due 10/25/22                                            1,227,129           1,234,380
  6.500%, due 12/25/22                                              487,853             487,485
  6.000%, due 12/25/30                                            5,780,990           5,805,871
  1.900%, due 05/25/34 @                                          5,432,361           5,428,117
                                                                               ----------------
                                                                                     12,955,853
                                                                               ----------------

Government National Mortgage Assoc
  8.250%, due 02/15/09                                               37,211              39,252
  6.000%, due 04/15/14                                              134,312             142,174
  3.375%, due 02/20/22 @                                             72,971              73,855
  3.375%, due 04/20/22 @                                             10,535              10,664
  3.375%, due 01/20/23 @                                            159,608             160,869
  7.000%, due 10/15/23                                              100,921             108,152
  7.500%, due 01/15/26                                               80,475              86,943
  4.625%, due 01/20/26 @                                            100,754             102,374
  3.375%, due 02/20/26 @                                             88,000              88,786
  3.375%, due 05/20/26 @                                            134,322             135,373
  4.625%, due 11/20/26 @                                             46,568              47,475
  3.375%, due 01/20/27 @                                             50,074              50,504
  3.375%, due 02/20/27 @                                             52,225              52,636
  3.375%, due 06/20/27 @                                             52,451              52,973
  4.750%, due 08/20/27 @                                            420,790             426,228
  4.500%, due 09/20/27 @                                            199,465             199,747
  4.500%, due 11/20/27 @                                            139,296             139,918
  4.625%, due 11/20/27 @                                            194,447             197,878
  3.250%, due 02/20/28 @                                            124,731             124,547
  3.250%, due 03/20/28 @                                            120,830             120,652
  3.375%, due 05/20/28 @                                             58,643              59,429
  3.500%, due 10/20/28 @                                            130,358             131,631
  3.375%, due 04/20/29 @                                            129,926             131,738
  3.875%, due 04/20/29 @                                            243,461             247,103
  3.375%, due 05/20/29 @                                            153,537             155,522
  3.000%, due 07/20/29 @                                            156,533             157,309
  3.500%, due 08/20/29 @                                            138,817             140,536
  3.000%, due 09/20/29 @                                             79,197              79,530
  4.500%, due 09/20/29 @                                            250,847             252,390
  4.000%, due 10/20/29 @                                            108,835             109,902
  3.250%, due 01/20/30 @                                            502,838             502,606
  3.375%, due 04/20/30 @                                            378,699             385,540
  3.375%, due 05/20/30 @                                            481,933             490,634
  3.375%, due 06/20/30 @                                            199,646             202,958
  4.500%, due 10/20/30 @                                             37,466              37,817
  3.500%, due 11/20/30 @                                            657,753             667,245
  4.500%, due 11/20/30 @                                             34,333              34,654
  4.500%, due 12/20/30 @                                             13,121              13,244
  7.500%, due 04/15/31                                            6,386,570           7,277,122
  3.375%, due 04/20/31 @                                            432,509             438,595
  3.000%, due 08/20/31 @                                             70,537              70,914
  3.500%, due 10/20/31 @                                             23,455              24,048
  2.750%, due 03/20/32 @                                             11,203              11,216
  3.375%, due 04/20/32 @                                             42,143              42,752
  3.500%, due 04/20/32 @                                            131,343             135,904
  3.375%, due 05/20/32 @                                            559,148             567,770
  5.000%, due 07/20/32 @                                            112,900             113,381
  3.000%, due 03/20/33 @                                            133,637             133,812
  3.000%, due 09/20/33 @                                          1,178,382           1,180,507
  3.000%, due 05/20/34 @                                            321,602             320,328
                                                                               ----------------
                                                                                     16,477,137
                                                                               ----------------

Government National Mortgage Assoc., REMIC
  2.280%, due 02/16/30 @                                            116,066             116,957
  2.080%, due 01/16/31 @                                            582,882             584,664
  5.500%, due 11/20/31                                              593,928             596,523
                                                                               ----------------
                                                                                      1,298,144
                                                                               ----------------

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS -- continued
SEPTEMBER 30, 2004 (Unaudited)
(Percentage of Net Assets)

SECURITY                                                       PAR
DESCRIPTION                                                   AMOUNT               VALUE
---------------------------------------------------------------------------------------------
U.S. Treasury Inflation Index Notes
  3.375%, due 01/15/07                                                1,144               1,223
  3.625%, due 01/15/08                                           31,619,159          34,685,996
  3.875%, due 01/15/09                                           58,218,048          65,556,724
  4.250%, due 01/15/10                                           20,492,836          23,790,113
                                                                                    -----------
                                                                                    124,034,056
                                                                                    -----------
U.S. Treasury Notes
  1.625%, due 04/30/05                                           69,400,000          69,264,462
  1.250%, due 05/31/05                                           47,000,000          46,772,379
  2.750%, due 07/31/06                                           24,500,000          24,599,543
  5.000%, due 08/15/11                                              200,000             215,008
  4.750%, due 05/15/14                                           35,600,000          37,380,036
                                                                               ----------------
Total U.S. Government & Agency Obligations (Cost $881,993,230)                      884,280,006
                                                                               ----------------

SECURITY                                                       PAR
DESCRIPTION                                                   AMOUNT               VALUE
-----------------------------------------------------------------------------------------------
WARRANTS -- 0.0%
FOREIGN GOVERNMENT -- 0.0%
United Mexican States
  0.000%, due 06/01/05 (d)                                        1,500,000              30,375
  0.000%, due 06/30/06 (d)                                        1,500,000              37,125
  0.000%, due 06/01/07 (d)                                        1,500,000              32,625
                                                                               ----------------
                                                                                        100,125
                                                                               ----------------
Total Warrants (Cost $0)                                                                100,125
                                                                               ----------------

SECURITY                                                       PAR
DESCRIPTION                                                   AMOUNT               VALUE
-----------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 48.1%
U.S. GOVERNMENT & Agency Discount Notes -- 20.4%
Federal Home Loan Bank
  1.503%, due 10/06/04 +                                          5,000,000           4,998,854
  1.740%, due 10/20/04 +                                         13,800,000          13,787,327
Federal Home Loan Mortgage Corp.
  1.450%, due 10/05/04 +                                          6,500,000           6,498,953
  1.520%, due 10/13/04 +                                          4,400,000           4,397,771
  1.500%, due 10/19/04 +                                         26,800,000          26,779,900
  1.560%, due 10/20/04 +                                         12,100,000          12,090,038
  1.540%, due 11/08/04 +                                          7,200,000           7,188,296
  1.537%, due 11/12/04 +                                         10,300,000          10,281,374
  1.570%, due 11/15/04 +                                         13,300,000          13,273,899
  1.579%, due 11/22/04 +                                         13,300,000          13,269,646
  1.575%, due 11/24/04 +                                         13,400,000          13,368,443
  1.930%, due 01/24/05 +                                          8,600,000           8,546,978
Federal National Mortgage Assoc
  1.499%, due 10/20/04 +                                         10,700,000          10,691,388
  1.530%, due 10/20/04 +                                         13,000,000          12,989,502
  1.538%, due 10/20/04 +                                         13,300,000          13,289,225
  1.558%, due 11/10/04 +                                          3,800,000           3,793,287
  1.578%, due 11/17/04 +                                         13,700,000          13,671,114
  1.625%, due 11/17/04 +                                         13,700,000          13,671,024
  1.688%, due 12/01/04 +                                         16,300,000          16,252,474
  1.700%, due 12/01/04 +                                         13,800,000          13,760,132
  1.725%, due 12/08/04 +                                          1,800,000           1,793,937
  1.760%, due 12/08/04 +                                         13,300,000          13,255,659
  1.780%, due 12/15/04 +                                         22,200,000          22,116,750
  1.820%, due 12/22/04 +                                          6,500,000           6,472,610
U.S. Treasury Bills
  1.605%, due 12/02/04 +                                          1,942,000           1,936,704
  1.618%, due 12/16/04 +                                         10,765,000          10,728,388
                                                                               ----------------
                                                                                    288,903,673
                                                                               ----------------
Commerical Paper -- 27.3% Altria Group, Inc.
  1.800%, due 10/29/04                                            6,100,000           6,100,000
Bank of America N.A
  1.640%, due 11/10/04                                           26,900,000          26,900,000
Bank of Ireland
  1.785%, due 12/09/04 (144A) (c)                                19,100,000          19,034,654
  1.840%, due 12/17/04 (144A) (c)                                11,900,000          11,853,167
Barclays US Funding LLC
  1.855%, due 12/16/04                                           37,200,000          37,054,321
CDC Commercial Paper, Corp.
  1.670%, due 11/23/04 (144A) (c)                                37,800,000          37,707,065
Citibank N.A
  1.560%, due 10/22/04                                           25,700,000          25,700,000
  1.650%, due 11/19/04                                              100,000             100,000
  1.660%, due 11/23/04                                              100,000             100,000
  1.750%, due 12/07/04                                              200,000             200,000
  1.880%, due 12/22/04                                              500,000             500,000
Danske Corp.
  1.580%, due 10/29/04                                           29,600,000          29,563,625
  1.645%, due 11/19/04                                           11,600,000          11,574,027
  1.665%, due 11/22/04                                              200,000             199,519
  1.765%, due 12/09/04                                              300,000             298,985
  1.790%, due 12/20/04                                              400,000             398,409
  1.845%, due 12/20/04                                              400,000             398,360
Ford Motor Credit Co.
  2.520%, due 04/08/05                                              400,000             394,792
General Electric Capital Corp.
  1.800%, due 12/15/04                                            7,400,000           7,372,250
General Motors Acceptance Corp.
  2.495%, due 04/05/05                                              700,000             690,976
General Mtrs Acceptance Corp.
  2.404%, due 03/22/05                                            6,700,000           6,623,045
HBOS Treasury Services Plc
  1.575%, due 11/09/04                                           10,000,000           9,982,937
  1.635%, due 11/09/04                                            4,300,000           4,292,384
  1.715%, due 11/30/04                                            8,200,000           8,176,562
  1.735%, due 12/03/04                                           19,300,000          19,241,400
Royal Bank of Scotland Plc
  1.630%, due 10/25/04                                            4,800,000           4,794,784
  1.600%, due 10/29/04                                            4,000,000           3,995,022
  1.630%, due 11/03/04                                           24,400,000          24,363,543
Stadshypotek Delaware
  1.850%, due 12/20/04 (144A) (c)                                19,000,000          18,921,889
UBS Finance, Inc.
  1.630%, due 11/16/04                                            6,000,000           5,987,503
  1.665%, due 11/23/04                                            5,000,000           4,987,744
  1.675%, due 11/24/04                                            5,700,000           5,685,679
  1.690%, due 11/29/04                                           21,700,000          21,639,897
  1.700%, due 11/30/04                                              300,000             299,150
  1.850%, due 12/21/04                                            3,100,000           3,087,096
  1.930%, due 01/24/05                                              800,000             795,068

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS -- continued
SEPTEMBER 30, 2004 (Unaudited)
(Percentage of Net Assets)

SECURITY                                                       PAR
DESCRIPTION                                                   AMOUNT               VALUE
-----------------------------------------------------------------------------------------------
Wells Fargo Bank N.A
  1.620%, due 10/06/04                                           27,100,000          27,100,000
                                                                               ----------------
                                                                                    386,113,853
                                                                               ----------------
Repurchase Agreement  -- 0.4%
State Street Bank & Trust Co.,
  Repurchase Agreement, dated
  09/30/04 at 0.40% to be repurchased
  at $4,835,054 on 10/01/04
  collateralized by $4,695,000 FNMA
  4.000% due 07/15/05 with a value of
  $ 4,935,863                                                     4,835,000           4,835,000
                                                                               ----------------
Total Short-Term Investments (Cost $679,852,119)                                    679,852,526
                                                                               ----------------

OPTIONS -- 0.0%
  Eurodollar Put Expire 03/14/05                                  1,225,000                   0
  Eurodollar Put Expire 06/13/05                                  2,025,000                   0
  Eurodollar Put Expire 12/31/04                                    967,500                   0
  U.S. Treasury Bond Futures Call
  Expire 10/22/04                                                   124,000              40,688
  U.S. Treasury Bond Futures Call
     Expire 11/26/04                                                 15,000              13,125
                                                                               ----------------
  Total Options (Cost $105,985)                                                          53,813
                                                                               ----------------

TOTAL INVESTMENTS -- 128.2%
  (Cost $ 1,805,894,780)                                                          1,812,636,433

Other Assets and Liabilities (net) -- (28.2%)                                      (399,043,217)
                                                                               ----------------
TOTAL NET ASSETS -- 100.0%                                                     $  1,413,593,216
                                                                               ================

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $9,292,126 and $2,550,473 respectively, resulting in a net unrealized appreciation of $6,741,653.

@ Variable or floating rate security. The stated rate represents the rate at September 30, 2004.

+         Zero coupon bond- Interest rate represents current yield to maturity.

(a) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(b) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be illiquid by the portfolio's adviser. These securities represent in the aggregate 0.39% of net assets.

(c) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(d)       Illiquid securities representing in the aggregate 0.00% of net assets.

(e)       Security is in default.

AMBAC -   Ambac Indemnity Corporation

FGIC -    Financial Guaranty Insurance Corporation

FSA -     Financial Security Assurance, Inc.

MBIA -    Municipal Bond Insurance Association

Yankee - U.S. Dollar denominated bonds issued by non-U.S. companies in the U.S.

REMIC -   Real Estate Mortgage Investment Conduit

FNMA -    Federal National Mortgage Association

The adviser considers liquid securities as coverage for open derivatives.

The following table summarizes the portfolio composition of the Portfolios' holdings at September 30, 2004 based upon quality ratings issued by Standard & Poor's. For securities not rated by Standard & Poor's, the Moody's rating is used.

                                                        Percent of
                                                        Portfolio
Portfolio Composition by Credit Quality                (unaudited)
---------------------------------------                -----------
AAA/Government/Government Agency                          72.00%
AA                                                         0.70%
A                                                         22.58%
BBB                                                        3.10%
BB                                                         1.41%
B                                                          0.08%
Below B                                                    0.13%
                                                         ------
Total:                                                   100.00%
                                                         ======

                                         Expiration      Strike       Number of
Put Options                                 Date          Price       Contracts          Value
-----------                              ----------       -----       ---------          -----
OTC 3 Month LIBOR Interest Rate Swap     10/07/2004       $ 6.00     (82,900,000)    $          0
OTC 3 Month LIBOR Interest Rate Swap     01/07/2005         6.65     (51,800,000)            (466)
OTC 3 Month LIBOR Interest Rate Swap     01/07/2005         7.00     (11,200,000)             (22)
OTC 3 Month LIBOR Interest Rate Swap     09/23/2005         6.00     (19,900,000)        (120,893)
OTC 3 Month LIBOR Interest Rate Swap     09/23/2005         7.00     (23,200,000)         (40,925)
                                                                                     ------------
(Written Option Premium $2,748,575)                                                  $   (162,306)
                                                                                     ============

                                         EXPIRATION      STRIKE       NUMBER OF
CALL OPTIONS                                DATE          PRICE       CONTRACTS          VALUE
------------                             ----------       -----       ---------          -----
U.S. Treasury Note 10YR Future           10/22/2004      $ 114.00       (155)        $    (33,906)
U.S. Treasury Note 10YR Future           11/26/2004        114.00       (164)             (94,813)
OTC 3 Month LIBOR Interest Rate Swap     10/07/2004          3.80    (80,000,000)               0
OTC 3 Month LIBOR Interest Rate Swap     10/07/2004          4.00     (2,900,000)               0
OTC 3 Month LIBOR Interest Rate Swap     09/23/2005          4.00    (95,300,000)      (1,071,934)
OTC 3 Month LIBOR Interest Rate Swap     01/07/2005          4.00    (11,200,000)         (71,624)
                                                                                     ------------
(Written Option Premium $2,950,713)                                                  $ (1,272,277)
                                                                                     ============

SECURITIES SOLD SHORT                  INTEREST RATE    MATURITY     PROCEEDS            VALUE
---------------------                  -------------    --------     --------            -----
U.S. Treasury Note                         3.25%       08/15/2007  $  29,320,117     $  29,329,672
U.S. Treasury Note                         3.00%       11/15/2007     30,094,670        30,097,290
U.S. Treasury Note                         4.00%       11/15/2012     27,767,928        27,842,849
U.S. Treasury Note                         3.88%       02/15/2013      7,238,961         7,256,660
U.S. Treasury Note                         3.63%       05/15/2013     63,721,819        63,333,314
U.S. Treasury Note                         4.75%       05/15/2014     63,055,066        63,630,061
U.S. Treasury Note                         4.25%       08/15/2014     35,744,026        35,983,839
                                                                   -------------     -------------
                                                                   $ 256,942,587     $ 257,473,685
                                                                   =============     =============

Forward Foreign Currency Contracts to Buy:

                                                                                   NET UNREALIZED
                                                VALUE AT         IN EXCHANGE       APPRECIATION/
SETTLEMENT DATE  CONTACTS TO DELIVER       SEPTEMBER 30, 2004     FOR U.S.$       (DEPRECIATION)
---------------  -------------------       ------------------     ---------       --------------
   10/25/2004          807,840        BRL           $  280,279     256,824            $ 23,455
   11/23/2004          808,656        BRL              277,537     262,764              14,773
   12/17/2004         1,149,000       BRL              390,739     380,779               9,960
   11/4/2004         51,729,750       CLP               84,665      80,338               4,327
   11/18/2004        248,512,800      CLP              406,710     388,666              18,044
   12/17/2004        232,105,660      CLP              379,766     377,162               2,604
   9/26/2005         35,538,750       CNY            4,418,224   4,500,000            (81,776)
   10/26/2004         5,583,817       HKD              716,499     717,926              (1,427)
   11/24/2004         2,115,344       HKD              271,642     271,878                (236)
   12/20/2004         2,977,289       HKD              382,561     382,641                 (80)
   12/21/2004        17,228,820       INR              373,369     376,586              (3,217)
   12/21/2004         8,591,800       INR              186,195     187,512              (1,317)
   10/27/2004       3,043,437,000     JPY           27,656,104  27,571,685              84,419
   10/28/2004        832,437,000      KRW              721,783     713,130               8,653
   11/24/2004        316,744,000      KRW              274,299     272,585               1,714
   12/20/2004        451,940,000      KRW              390,978     392,821              (1,843)
   11/29/2004         7,953,681       MXN              691,165     689,048               2,117
   12/21/2004         4,293,813       MXN              371,795     369,440               2,355
   11/23/2004         1,117,923       PEN              333,562     329,140               4,422
   11/23/2004         1,025,665       PEN              306,034     302,110               3,924
   12/17/2004         1,325,499       PEN              395,209     394,142               1,067
   11/22/2004         1,101,752       PLN              311,597     307,486               4,111
   12/21/2004         1,103,819       PLN              311,013     307,000               4,013
   10/25/2004        20,405,820       RUB              696,993     692,603               4,390
   11/19/2004         7,754,720       RUB              264,385     261,719               2,666
   12/22/2004        11,672,563       RUB              396,676     396,016                 660
   10/26/2004         1,210,533       SGD              719,004     705,521              13,483
   11/24/2004          459,857        SGD              273,259     268,859               4,400
   12/20/2004          652,919        SGD              388,168     386,915               1,253
   11/26/2004        20,289,808       SKK              627,546     615,542              12,004
   12/22/2004        12,736,830       SKK              393,561     390,162               3,399
   11/24/2004         9,008,368       TWD              265,458     264,952                 506
   12/20/2004        12,719,430       TWD              375,090     376,593              (1,503)
                                                                                      ---------
                                                                                      $ 141,320
                                                                                      =========

Forward Foreign Currency Contracts to Sell:

                                             VALUE AT        IN EXCHANGE   NET UNREALIZED
SETTLEMENT DATE    CONTRACTS TO DELIVER  SEPTEMBER 30, 2004   FOR U.S.$     DEPRECIATION
---------------    --------------------  ------------------   ---------    --------------
 10/25/2004           988,000    EUR          1,226,624      1,199,432      $ (27,192)
                                                                            ---------
                                                                            $ (27,192)
                                                                            =========

BRL-Brazilian Real                         MXN-Mexican Peso
CLP-Chilean Peso                           PEN-Peruvian Nuevo Sol
CNY-China Yuan Renminbi                    PLN-Polish Zloty
EUR - Euro                                 RUB-Russian Ruble
HKD-Hong Kong Dollar                       SGD-Singapore Dollar
INR-Indian Rupee                           SKK-Slovakian Koruna
JPY-Japanese Yen                           TWD-Taiwan Dollar
KRW-South Korean Won                       U.S.$-United States Dollar

The futures contracts outstanding as of September 30, 2004 and the description and unrealized appreciation or depreciation were as follows:

                                                                                                        UNREALIZED
                                                EXPIRATION             NUMBER OF       NOTIONAL         APPRECIATION/
DESCRIPTION                                     DATE                   CONTRACTS         VALUE         (DEPRECIATION)
-----------                                     -----------            ---------         -----         --------------
Germany Federal Republic Bond 10 Year Futures   December 2004 - Long      1,524       218,859,204       $1,089,163
Germany Federal Republic Bond 5 Year Futures    December 2004 - Long        741       102,586,056          363,920
Japan Government Bond 10 Year Futures           December 2004 - Long         17        21,284,904          282,499
U.S. Treasury Note 10 Year Futures              December 2004 - Long      3,317       373,577,125        1,914,813
U.S. Treasury Note 5 Year Futures               December 2004 - Long        130        14,397,500           (4,688)
U.S. Treasury Bond Futures                      December 2004 - Long        362        40,623,188         (587,813)
Municipal 10 Year Note Index Futures            December 2004 - Long         24         2,466,000          (15,000)
Euro Dollar Futures                             March 2005 - Long           574       139,826,400          (14,350)
Euro Dollar Futures                             June 2005 - Long            341        82,880,050          (32,413)
Euro Dollar Futures                             September 2005 - Long       369        89,473,275         (138,375)
LIBOR Futures                                   December 2005 - Short      (207)          (44,485)         105,358

Open swap agreements at September 30, 2004 were as follows:

PIMCO Total Return Portfolio

                        Expiration
Notional Amount            Date                         Description                          Value
---------------         ----------   --------------------------------------------------   -----------
        400,000   USD    7/20/2005   Agreement with Morgan Stanley Capital Services,      $       854
                                     Inc., dated 9/2/2004 to receive semi-annually the
                                     notional amount multiplied by 1.00% per each of
                                     sixteen Credit Derivative Transactions entered
                                     into, and to pay par in the event of default of
                                     Russian Federation 5.00% due 3/31/2030.

        900,000   USD    7/31/2005   Agreement with Lehman Brothers Special Financing,          1,105
                                     Inc., dated 8/9/2004 to receive semi-annually the
                                     notional amount multiplied by 0.97% and to pay par
                                     in the event of default of Russian Federation
                                     5.00% due 3/31/2030.

      2,200,000   USD    7/17/2005   Agreement with Lehman Brothers Special Financing,          4,169
                                     Inc., dated 8/19/2004 to receive semi-annually the
                                     notional amount multiplied by 1.05% and to pay par
                                     in the event of default of Russian Federation
                                     5.00% due 3/31/2030.

      4,200,000   USD   12/15/2009   Agreement with Bank of America N.A. dated                 14,976
                                     9/21/2004 to pay semi-annually the notional amount
                                     multiplied by the 3 month USD-LIBOR-BBA and to
                                     receive semi-annually the notional amount
                                     multiplied by 4.00%.

      5,700,000   USD   12/31/2004   Agreement with Bank of America N.A. dated                     --
                                     9/30/2004 to receive if positive and to pay if
                                     negative, monthly through 12/31/2004, the index
                                     return of the Lehamn Brothers ERISA Eligible
                                     Investment Grade Commercial Mortgage-Backed
                                     Securities Daily Index in exchange for an amount
                                     to be paid monthly equal to the USD-LIBOR-BBA rate
                                     minus 0.33%.

      8,600,000   USD   12/15/2014   Agreement with Goldman Sachs Capital Markets,           (251,440)
                                     L.P., dated 9/28/2004 to receive semi-annually the
                                     notional amount multiplied by the 3 month
                                     USD-LIBOR-BBA and to pay semi-annually the
                                     notional amount multiplied by 5.00%.

     14,700,000   USD   12/15/2014   Agreement with Bank of America N.A. dated               (429,787)
                                     9/28/2004 to receive semi-annually the notional
                                     amount multiplied by the 3 month USD-LIBOR-BBA and
                                     to pay semi-annually the notional amount
                                     multiplied by 5.00%.

     47,000,000   USD   12/15/2006   Agreement with Goldman Sachs Capital Markets,            800,365
                                     L.P., dated 8/18/2004 to pay semi-annually the
                                     notional amount multiplied by the 3 month
                                     USD-LIBOR-BBA and to receive semi-annually the
                                     notional amount multiplied by 4.00%.

     52,100,000   USD   12/15/2007   Agreement with Goldman Sachs Capital Markets,            815,103
                                     L.P., dated 7/16/2004 to pay semi-annually the
                                     notional amount multiplied by the 3 month
                                     USD-LIBOR-BBA and to receive semi-annually the
                                     notional amount multiplied by 4.00%.

        500,000   USD    1/16/2005   Agreement with Merrill Lynch Capital Services,            24,224
                                     Inc., dated 1/24/2003 to receive semi-annually the
                                     notional amount multiplied 16.50% and to pay par
                                     in the event of default of Federative Republic of
                                     Brazil 8.00% due 4/15/2014.

      3,375,000   USD    5/20/2005   Agreement with Morgan Stanley Capital Services,           10,173
                                     Inc. dated 11/10/2003 to receive semi-annually the
                                     notional amount multiplied by 0.625% and to pay
                                     par in the event of default of United Mexican
                                     States 11.50% due 5/15/2026.

     29,000,000   USD    8/15/2007   Agreement with Goldman Sachs Capital Markets, LP         607,118
                                     dated 8/6/2003 to receive semi-annually the
                                     notional amount multiplied 4.00% and to pay
                                     semi-annually the notional amount multiplied by
                                     the 3 month USD-LIBOR-BBA.

        300,000   USD   12/20/2008   Agreement with J.P. Morgan Chase Bank dated               (9,917)
                                     10/15/2003 to pay quarterly the notional amount
                                     multiplied by 1.35% and to receive par in the
                                     event of default of Capital One Financing
                                     Corporation 8.750% due 2/1/2007.

      1,200,000   USD   12/20/2008   Agreement with Lehman Brothers dated 10/14/2003 to        (7,939)
                                     pay quarterly the notional amount multiplied by
                                     0.53% and to receive par in the event of default
                                     of Lockheed Martin Corporation 8.20% due
                                     12/1/2009.

      1,200,000   USD   12/20/2008   Agreement with Lehman Brothers dated 10/14/2003 to       (18,882)
                                     pay quarterly the notional amount multiplied by
                                     0.97% and to receive par in the event of default
                                     of Goodrich Corporation 7.625% due 12/15/2012.

      1,200,000   USD   12/20/2008   Agreement with Lehman Brothers dated 10/14/2003 to        (5,190)
                                     pay quarterly the notional amount multiplied by
                                     0.48% and to receive par in the event of default
                                     of Northrop Grumman Corporation 7.125% due
                                     2/15/2011.

     39,800,000   USD   12/15/2009   Agreement with J.P. Morgan Chase Bank dated              141,918
                                     6/2/2004 to receive semi-annually the notional
                                     amount multiplied by 4.00% and to pay
                                     semi-annually the notional amount multiplied by
                                     the 3 month USD-LIBOR-BBA.

      1,900,000   USD   12/15/2024   Agreement with Bank of America N.A. dated               (191,070)
                                     6/16/2004 to pay semi-annually the notional amount
                                     multiplied by 6.00% and to receive semi-annually
                                     the notional amount multiplied by the 3 month
                                     USD-LIBOR-BBA.

     16,300,000   EUR    6/18/2034   Agreement with J.P. Morgan Chase Bank dated            1,074,595
                                     8/10/2004 to pay semi-annually the notional amount
                                     multiplied by the 6 month EUR-EURIBOR-Telerate and
                                     to receive semi-annually the notional amount
                                     multiplied by 6.00%.

     25,900,000   EUR    6/16/2014   Agreement with J.P. Morgan Chase Bank dated           (2,361,674)
                                     12/3/2003 to receive annually the notional amount
                                     multiplied by 5.00% and to pay annually the
                                     notional amount multiplied by the 6 month
                                     EUR-EURIBOR-Telerate.

     11,700,000   EUR    6/17/2012   Agreement with Goldman Sachs Capital Markets, LP      (1,099,951)
                                     dated 4/8/2002 to receive annually the notional
                                     amount multiplied by the 6 month EURIBOR and to
                                     pay annually the notional amount multiplied by
                                     5.00%.

     68,800,000   EUR    6/16/2014   Agreement with Goldman Sachs Capital Markets, LP      (6,273,482)
                                     dated 12/23/2003 to receive annually the notional
                                     amount multiplied by the 6 month
                                     EUR-EURIBOR-Telerate and to pay annually the
                                     notional amount multiplied by 5.00%.

     11,400,000   GBP    6/18/2034   Agreement with J.P. Morgan Chase Bank dated             (550,423)
                                     8/10/2003 to receive semi-annually the notional
                                     amount multiplied by the 6 month GBP-LIBOR-BBA and
                                     to pay semi-annually the notional amount
                                     multiplied by 5.00%.

  2,000,000,000   JPY    6/15/2012   Agreement with Goldman Sachs Capital Markets,           (836,166)
                                     L.P., dated 8/3/2004 to receive semi-annually the
                                     notional amount multiplied by the 6 month
                                     JPY-LIBOR-BBA and to pay semi-annually the
                                     notional amount multiplied by 2.00%.

    258,000,000   JPY    6/15/2012   Agreement with Goldman Sachs Capital Markets,           (107,865)
                                     L.P., dated 8/24/2004 to receive semi-annually the
                                     notional amount multiplied by the 6 month
                                     JPY-LIBOR-BBA and to pay semi-annually the
                                     notional amount multiplied by 2.00%.

    241,400,000   SEK    6/17/2008   Agreements with J.P. Morgan Chase Bank dated             409,805
                                     6/17/2003 and 6/18/2003 to receive annually the
                                     notional amount multiplied by 4.50% and to pay
                                     annually the notional amount multiplied by the
                                     SEK-STIBOR-SIDE.
                                                                                          -----------
                                                                                          $(8,239,381)
                                                                                          ===========

EUR - Euro
GBP - British Pound
JPY - Japanese Yen
SEK - Swedish Krona
USD - United States Dollar

MET INVESTORS SERIES TRUST
MET/PUTNAM CAPITAL OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (Unaudited)
(Percentage of Net Assets)

SECURITY                                                         PAR
DESCRIPTION                                                     AMOUNT               VALUE
---------------------------------------------------------------------------------------------
CONVERTIBLE BONDS -- 0.0%
AEROSPACE & DEFENSE -- 0.0%
Timco Aviation Services, Inc., 8.000%,
  due 01/02/07(a)
  (Cost $71)                                               $            646    $              0
                                                                               ----------------

SECURITY
DESCRIPTION                                                     SHARES              VALUE
-----------------------------------------------------------------------------------------------

COMMON STOCKS -- 97.6%
AEROSPACE & Defense -- 0.6%
United Defense Industries, Inc.*                                      6,611             264,374
                                                                               ----------------

AIRLINES -- 0.8%
ExpressJet Holdings, Inc.* (b)                                       11,600             116,116
Mesa Air Group, Inc.* (b)                                            52,398             267,230
                                                                               ----------------
                                                                                        383,346
                                                                               ----------------
AUTO COMPONENTS -- 1.6%
Cooper Tire & Rubber Co.                                             26,400             532,488
Tenneco Automotive, Inc.*                                            15,800             206,980
                                                                               ----------------
                                                                                        739,468
                                                                               ----------------
AUTOMOBILES -- 3.4%
American Axle & Manufacturing Holdings,
Inc.                                                                 10,150             296,989
Autoliv, Inc.                                                        21,800             880,720
Monaco Coach Corp.                                                    6,800             147,220
Winnebago Industries, Inc.(b)                                         8,000             277,120
                                                                               ----------------
                                                                                      1,602,049
                                                                               ----------------
BANKS -- 5.6%
Commerce Bancorp, Inc.(b)                                             6,000             331,200
Compass Bancshares, Inc.                                             11,853             519,398
Flagstar Bancorp, Inc.                                                9,200             195,776
IndyMac Bancorp, Inc.                                                 4,300             155,660
Providian Financial Corp.*                                           51,413             798,958
R&G Financial Corp. - Class B                                         8,700             336,255
TCF Financial Corp.                                                   4,200             127,218
Westamerica Bancorp                                                   3,875             212,699
                                                                               ----------------
                                                                                      2,677,164
                                                                               ----------------
BIOTECHNOLOGY -- 0.2%
Neurocrine Biosciences, Inc.*                                         1,945              91,726
                                                                               ----------------
BUILDING PRODUCTS -- 0.6%
Louisiana-Pacific Corp.                                              10,300             267,285

CHEMICALS -- 1.1%
Macdermid, Inc.                                                      10,883             315,172
OM Group, Inc.*                                                       5,800             212,048
                                                                               ----------------
                                                                                        527,220
                                                                               ----------------
COMMERCIAL SERVICES & Supplies -- 4.8%
Administaff, Inc.*                                                   25,200             294,840
Brink's Co. (The)                                                     8,200             247,394
Coinstar, Inc.* (b)                                                  32,968             768,154
MAXIMUS, Inc.*                                                        7,081             204,004
Rent-A-Center, Inc.*                                                 28,850             746,061
                                                                               ----------------
                                                                                      2,260,453
                                                                               ----------------
COMMUNICATIONS EQUIPMENT & Services -- 0.8%
Commonwealth Telephone Enterprises,
Inc.* (b)                                                             2,006              87,361
West Corp.*                                                          10,400             302,952
                                                                               ----------------
                                                                                        390,313
                                                                               ----------------
COMPUTERS & Peripherals -- 2.6%
SanDisk Corp.* (b)                                                   20,300             591,136
Storage Technology Corp.*                                            25,551             645,418
                                                                               ----------------
                                                                                      1,236,554
                                                                               ----------------
CONSTRUCTION & ENGINEERING -- 2.9%
NVR, Inc.* (b)                                                        2,021           1,113,571
Ryland Group, Inc.                                                    2,600             240,916
                                                                               ----------------
                                                                                      1,354,487
                                                                               ----------------
CONSTRUCTION MATERIALS -- 1.2%
Eagle Materials, Inc.(b)                                              7,700             549,010

ELECTRIC SERVICES -- 2.2%
Great Plains Energy, Inc.(b)                                          8,700             253,605
OGE Energy Corp.                                                     21,625             545,599
Puget Energy, Inc.                                                   10,764             244,343
                                                                               ----------------
                                                                                      1,043,547
                                                                               ----------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.0%
Acuity Brands, Inc.                                                  18,800             446,876
Belden CDT, Inc.(b)                                                   8,989             195,960
Checkpoint Systems, Inc.*                                            20,900             325,413
                                                                               ----------------
                                                                                        968,249
                                                                               ----------------
ENERGY EQUIPMENT & SERVICES -- 1.5%
Avista Corp.                                                          9,600             173,760
Energen Corp.                                                        10,600             546,430
                                                                               ----------------
                                                                                        720,190
                                                                               ----------------
FINANCIAL SERVICES -- 5.0%
Affiliated Managers Group, Inc.* (b)                                  5,200             278,408
American Capital Strategies, Ltd.(b)                                 14,500             454,430
CompuCredit Corp.*                                                    9,000             167,580
Delphi Financial Group, Inc.                                          3,150             126,536
Doral Financial Corp.                                                 8,071             334,704
Eaton Vance Corp.                                                     5,700             230,223
Firstfed Financial Corp.*                                             5,100             249,288
Student Loan Corp.                                                    1,200             170,100
Waddell & Reed Financial, Inc. - Class A                             15,742             346,324
                                                                               ----------------
                                                                                      2,357,593
                                                                               ----------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 3.6%
American Medical Systems Holdings, Inc.*                             12,400             449,748
C.R. Bard, Inc.                                                      10,742             608,319
EPIX Pharmaceuticals, Inc.* (b)                                       4,900              94,619
Sybron Dental Specialties, Inc.*                                      9,200             273,148
Ventana Medical System, Inc.* (b)                                     5,900             297,596
                                                                               ----------------
                                                                                      1,723,430
                                                                               ----------------
HEALTH CARE PROVIDERS & SERVICES -- 4.6%
Community Health Systems, Inc.*                                      12,900             344,172
Health Net, Inc.*                                                    26,400             652,608
Lincare Holdings, Inc.*                                               7,800             231,738
Manor Care, Inc.                                                     27,900             835,884
Shopko Stores, Inc.* (b)                                              6,700             116,647
                                                                               ----------------
                                                                                      2,181,049
                                                                               ----------------
HOTELS, RESTAURANTS & LEISURE -- 0.5%

Lone Star Steakhouse & Saloon, Inc.(b)                                8,500             219,555
                                                                               ----------------

HOUSEHOLD DURABLES -- 0.2%
La-Z-Boy, Inc.                                                        5,300              80,454
                                                                               ----------------

MET INVESTORS SERIES TRUST
MET/PUTNAM CAPITAL OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS -- continued
SEPTEMBER 30, 2004 (Unaudited)
(Percentage of Net Assets)

SECURITY                                                         PAR
DESCRIPTION                                                     AMOUNT               VALUE
-----------------------------------------------------------------------------------------------
INSURANCE -- 8.0%
IPC Holdings, Ltd.                                                    9,669             367,519
Odyssey Re Holdings Corp.(b)                                         12,800             283,904
PMI Group, Inc.                                                      14,418             585,082
Radian Group, Inc.                                                   11,600             536,268
RenaissanceRe Holdings, Ltd.                                         19,764           1,019,427
Stewart Information Services Corp.                                   11,500             453,100
W.R. Berkley Corp.                                                   11,286             475,818
WellChoice, Inc.*                                                     2,100              78,393
                                                                               ----------------
                                                                                      3,799,511
                                                                               ----------------
INTERNET SOFTWARE & SERVICES -- 2.2%
Acxiom Corp.                                                         20,300             481,922
United Online, Inc.* (b)                                             59,600             573,352
                                                                               ----------------
                                                                                      1,055,274
                                                                               ----------------
LEISURE EQUIPMENT & PRODUCTS -- 1.6%
Hasbro, Inc.                                                         40,600             763,280
                                                                               ----------------

MACHINERY -- 5.4%
Albany International Corp. - Class A                                  9,900             295,119
Flowserve Corp.*                                                     24,900             602,082
Manitowoc Co., Inc. (The)                                             7,200             255,312
Terex Corp.*                                                         32,000           1,388,800
                                                                               ----------------
                                                                                      2,541,313
                                                                               ----------------
Media -- 1.0%
Movie Gallery, Inc.(b)                                               25,751             451,415
                                                                               ----------------

METALS & MINING -- 0.9%
Carpenter Technology Corp.                                            8,900             424,886
                                                                               ----------------

OIL & GAS -- 8.6%
Cabot Oil & Gas Corp.                                                15,887             713,326
Denbury Resource, Inc.*                                              35,300             896,620
Georgia Gulf Corp.                                                   28,278           1,260,916
Giant Industries,  Inc.* (b)                                          8,100             196,830
Meridian Resource Corp. (The)* (b)                                   38,600             340,838
Noble Energy, Inc.                                                    9,319             542,739
Vintage Petroleum, Inc.                                               6,800             136,476
                                                                               ----------------
                                                                                      4,087,745
                                                                               ----------------
PHARMACEUTICALS -- 1.7%
Amylin Pharmaceuticals, Inc.* (b)                                     5,100             104,652
Andrx Corp.*                                                         13,800             308,568
AtheroGenics, Inc.* (b)                                               5,100             168,045
Bradley Pharmaceuticals, Inc. - Class A*
(b)                                                                   2,320              47,212
Connetics Corp.* (b)                                                  2,500              67,550
King Pharmaceuticals, Inc.*                                           3,177              37,933
Telik, Inc.* (b)                                                      4,100              91,430
                                                                               ----------------
                                                                                        825,390
                                                                               ----------------
REAL ESTATE -- 4.7%
CBL & Associates Properties, Inc. (REIT)                              3,800             231,610
Impac Mortgage Holdings, Inc.(b) (REIT)                               5,700             149,910
National Health Investors, Inc. (REIT)                               12,500             355,500
Nationwide Health Properties, Inc.
(REIT)                                                               11,300             234,475
New Century Financial Corp.(b) (REIT)                                 4,347             261,776
RAIT Investment Trust (REIT)                                          2,800              76,580
Redwood Trust, Inc.(b) (REIT)                                         6,200             387,004
Senior Housing Properties Trust (REIT)                               22,300             397,386
Trizec Properties, Inc. (REIT)                                        9,400             150,118
                                                                               ----------------
                                                                                      2,244,359
                                                                               ----------------
RETAIL - SPECIALTY -- 6.8%
Abercrombie & Fitch Co. - Class A                                    13,200             415,800
Michaels Stores, Inc.                                                15,600             923,676
SUPERVALU, Inc.                                                      42,424           1,168,781
Yankee Candle Co., Inc.*                                             25,264             731,646
                                                                               ----------------
                                                                                      3,239,903
                                                                               ----------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 0.8%
Integrated Device Technology, Inc.*                                  32,352             308,315
OmniVision Technologies, Inc.* (b)                                    6,300              89,145
                                                                               ----------------
                                                                                        397,460
                                                                               ----------------
SOFTWARE -- 7.2%
Agere Systems, Inc. - Class A*                                      209,500             219,975
BMC Software, Inc.*                                                  76,000           1,201,560
Citrix Systems, Inc.*                                                68,408           1,198,508
Inter-Tel, Inc.                                                      14,500             313,490
SeaChange Inernationatl, Inc.* (b)                                    7,450             119,126
THQ, Inc.*                                                           12,200             237,412
Transaction Systems Architects, Inc. -
Class A*                                                              5,600             104,076
                                                                               ----------------
                                                                                      3,394,147
                                                                               ----------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 1.9%
Aspect Communications, Inc.*                                         46,600             462,738
Ptek Holdings, Inc.*                                                 53,558             458,992
                                                                               ----------------
                                                                                        921,730
                                                                               ----------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.0%
Wolverine World Wide, Inc.                                           18,100             456,120
                                                                               ----------------
Total Common Stocks (Cost $ 42,296,544)                                              46,240,049
                                                                               ----------------

MUTUAL FUNDS -- 2.4%
iShares Russell 2000 Index Fund(b)                                    7,997             910,459
SPDR Trust Series Fund(b)                                             2,008             224,414
                                                                               ----------------
Total Mutual Funds (Cost $ 1,119,370)                                                 1,134,873
                                                                               ----------------

SECURITY                                                         PAR
DESCRIPTION                                                     AMOUNT               VALUE
-----------------------------------------------------------------------------------------------
Short-Term Investments  -- 20.4%
State Street Bank & Trust Co.,
Repurchase Agreement, dated
  09/30/04 at 0.25% to be repurchased
  at $115,001 on 10/01/04
  collateralized by $120,000 FHLB
  1.640% due 06/17/05 with a value
  of $120,099                                                       115,000             115,000
State Street Navigator Securities
Lending Prime Portfolio(c)                                        9,584,334           9,584,334
                                                                               ----------------
Total Short-Term Investments (Cost $ 9,699,334)                                       9,699,334
                                                                               ----------------

TOTAL INVESTMENTS -- 120.4%
(Cost $ 53,115,319)                                                                  57,074,256

Other Assets and Liabilities (net) -- (20.4%)                                        (9,680,913)
                                                                               ----------------

TOTAL NET ASSETS -- 100.0%                                                     $     47,393,343
                                                                               ================

PORTFOLIO FOOTNOTES:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $6,455,233 and $2,496,296 respectively, resulting in a net unrealized appreciation of $3,958,937.


*         Non-income producing security.

(a)       Illiquid securities representing in the aggregate 0.00% of net assets.

(b)       All or a portion of security out on loan.

(c) Represents investment of collateral received from securities lending transactions.

REIT -    Real Estate Investment Trust

FHLB -    Federal Home Loan Bank

MET INVESTORS SERIES TRUST
MET/PUTNAM RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (Unaudited)
(Percentage of Net Assets)

SECURITY                                                         PAR
DESCRIPTION                                                     AMOUNT               VALUE
-----------------------------------------------------------------------------------------------
Common Stocks -- 98.5%
Advertising -- 0.8%
Omnicom Group, Inc.                                                  11,600    $        847,496
                                                                               ----------------

Aerospace & Defense -- 2.7%
Boeing Co.                                                           18,600             960,132
Lockheed Martin Corp.                                                16,900             942,682
United Technologies Corp.                                            10,500             980,490
                                                                               ----------------
                                                                                      2,883,304
                                                                               ----------------
Airlines -- 0.5%
Southwest Airlines Co.                                               37,474             510,396
                                                                               ----------------

Auto Components -- 1.4%
AutoZone, Inc.*                                                      11,800             911,550
Lear Corp.                                                           11,200             609,840
                                                                               ----------------
                                                                                      1,521,390
                                                                               ----------------
Automobiles -- 1.1%
Harley-Davidson, Inc.                                                10,800             641,952
Toyota Motor Corp. (ADR)(a)                                           7,400             565,212
                                                                               ----------------
                                                                                      1,207,164
                                                                               ----------------
Banks -- 7.3%
Capital One Financial Corp.                                          14,100           1,041,990
Commerce Bancorp, Inc.(a)                                            30,700           1,694,640
Fifth Third Bancorp                                                  35,400           1,742,388
MBNA Corp.                                                           41,200           1,038,240
Providian Financial Corp.*                                           44,659             694,001
Wells Fargo Co.                                                      26,400           1,574,232
                                                                               ----------------
                                                                                      7,785,491
                                                                               ----------------
Beverages -- 2.8%
Coca-Cola Co.                                                        44,800           1,794,240
PepsiCo, Inc.                                                        24,300           1,182,195
                                                                               ----------------
                                                                                      2,976,435
                                                                               ----------------
Biotechnology -- 0.3%
Genzyme Corp.*                                                        6,100             331,901

Chemicals -- 0.7%
Illinois Tool Works, Inc.                                             7,600             708,092
                                                                               ----------------

Commercial Services & Supplies -- 1.8%
Automatic Data Processing, Inc.                                      28,200           1,165,224
Xerox Corp.*                                                         51,100             719,488
                                                                               ----------------
                                                                                      1,884,712
                                                                               ----------------
Communications Equipment & Services -- 2.1%
Cisco Systems, Inc.*                                                121,700           2,202,770
                                                                               ----------------

Computers & Peripherals -- 1.6%
Affiliated Computer Services, Inc. -
Class A*                                                              9,800             545,566
Hewlett-Packard Co.                                                  62,500           1,171,875
                                                                               ----------------
                                                                                      1,717,441
                                                                               ----------------
Construction Materials -- 0.8%
Vulcan Materials Co.                                                 16,400             835,580
                                                                               ----------------

Electric Utilities -- 2.2%
Edison International                                                 22,800             604,428
Entergy Corp.                                                        11,100             672,771
PG&E Corp.*                                                          17,400             528,960
Wisconsin Energy Corp.                                               15,600             497,640
                                                                               ----------------
                                                                                      2,303,799
                                                                               ----------------
Energy Equipment & Services -- 3.9%
Exelon Corp.                                                         19,600             719,124
General Electric Co.                                                 85,500           2,871,090
Varco International, Inc.*                                           21,600             579,312
                                                                               ----------------
                                                                                      4,169,526
                                                                               ----------------
Financial Services -- 6.9%
Citigroup, Inc.                                                      89,300           3,939,916
Countrywide Financial Corp.                                          20,000             787,800
Lehman Brothers Holdings, Inc.                                        9,400             749,368
Morgan Stanley                                                       20,100             990,930
State Street Corp.                                                   22,600             965,246
                                                                               ----------------
                                                                                      7,433,260
                                                                               ----------------
Health Care Equipment & Supplies -- 3.1%
Johnson & Johnson                                                    30,500           1,718,065
Medtronic, Inc.                                                      31,500           1,634,850
                                                                               ----------------
                                                                                      3,352,915
                                                                               ----------------
Health Care Providers & Services -- 0.6%
Express Scripts, Inc.*                                                5,000             326,700
Quest Diagnostics, Inc.                                               3,800             335,236
                                                                               ----------------
                                                                                        661,936
                                                                               ----------------
Hotels, Restaurants & Leisure -- 2.9%
Cendant Corp.                                                        24,400             527,040
McDonald's Corp.                                                     29,400             824,082
Royal Caribbean Cruises, Ltd.(a)                                     16,900             736,840
Starbucks Corp.*                                                     13,000             590,980
Yum! Brands, Inc.                                                    10,800             439,128
                                                                               ----------------
                                                                                      3,118,070
                                                                               ----------------
Household Durables -- 1.0%
Lennar Corp. - Class A                                               23,400           1,113,840
                                                                               ----------------

Household Products -- 1.2%
Avon Products, Inc.                                                  30,000           1,310,400
                                                                               ----------------

Industrial - Diversified -- 3.7%
Altria Group, Inc.                                                   42,900           2,018,016
Tyco International, Ltd.                                             64,200           1,968,372
                                                                               ----------------
                                                                                      3,986,388
                                                                               ----------------
Insurance -- 3.0%
ACE, Ltd.                                                            28,500           1,141,710
Hartford Financial Services Group, Inc.
(The)                                                                10,200             631,686
Lincoln National Corp.                                                6,400             300,800
St. Paul Travelers Companies, Inc. (The)                              9,300             307,458
XL Capital, Ltd. - Class A                                           11,900             880,481
                                                                               ----------------
                                                                                      3,262,135
                                                                               ----------------
Internet & Catalog Retail -- 0.8%
eBay, Inc.*                                                           9,300             855,042
                                                                               ----------------

Internet Software & Services -- 0.3%
BEA Systems, Inc.*                                                   49,600             342,736
                                                                               ----------------

IT Consulting & Services -- 0.5%
Fiserv, Inc.*                                                        16,100             561,246
                                                                               ----------------

Machinery -- 1.0%
Ingersoll-Rand Co. - Class A                                         15,100           1,026,347
                                                                               ----------------

Media -- 2.4%
EchoStar Communications Corp. - Class A*                             18,500             575,720
                                                                               ----------------

MET INVESTORS SERIES TRUST
MET/PUTNAM RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (Unaudited)--continued
(Percentage of Net Assets)

SECURITY                                                         PAR
DESCRIPTION                                                     AMOUNT               VALUE
-----------------------------------------------------------------------------------------------

Fox Entertainment Group, Inc. - Class A*                             32,800             909,872
                                                                               ----------------
Viacom, Inc. - Class B                                               33,700           1,130,972
                                                                               ----------------

                                                                                      2,616,564
Metals & Mining -- 2.4%
Aggregate, Inc.                                                     408,951             706,997
Alcoa, Inc.                                                          23,900             802,801
Peabody Energy Corp.                                                 17,600           1,047,200
                                                                               ----------------
                                                                                      2,556,998
                                                                               ----------------
Oil & Gas -- 6.7%
Amerada Hess Corp.                                                    6,200             551,800
Cooper Cameron Corp.*                                                10,000             548,400
Exxon Mobil Corp.                                                    79,800           3,856,734
GlobalSantaFe Corp.                                                  16,000             490,400
Marathon Oil Corp.                                                   18,700             771,936
Noble Corp.*                                                         22,300           1,002,385
                                                                               ----------------
                                                                                      7,221,655
                                                                               ----------------
Personal Products -- 0.5%
Alberto-Culver Co.                                                   11,000             478,280

Pharmaceuticals -- 8.8%
Abbott Laboratories                                                  26,220           1,110,679
AmerisourceBergen Corp.                                               8,000             429,680
Amgen, Inc.*                                                         18,500           1,048,580
Cardinal Health, Inc.                                                31,500           1,378,755
Forest Laboratories, Inc.*                                           16,500             742,170
Pfizer, Inc.                                                        122,500           3,748,500
Wyeth                                                                26,300             983,620
                                                                               ----------------
                                                                                      9,441,984
                                                                               ----------------
Retail - Multiline -- 1.2%
Kohl's Corp.*                                                        26,700           1,286,673
                                                                               ----------------

Retail - Specialty -- 5.1%
Cintas Corp.                                                         12,700             533,908
Family Dollar Stores, Inc.                                           29,400             796,740
Lowes Co., Inc.                                                      52,800           2,869,680
Ross Stores, Inc.                                                    22,700             532,088
Staples, Inc.                                                        25,400             757,428
                                                                               ----------------
                                                                                      5,489,844
                                                                               ----------------
Semiconductor Equipment & Products -- 2.8%
Analog Devices, Inc.                                                 23,900             926,842
Intel Corp.                                                         103,400           2,074,204
                                                                               ----------------
                                                                                      3,001,046
                                                                               ----------------
Software -- 6.2%
Adobe Systems, Inc.                                                  11,200             554,064
EMC Corp.*                                                          110,200           1,271,708
Microsoft Corp.                                                     123,600           3,417,540
Oracle Corp.*                                                       127,400           1,437,072
                                                                               ----------------
                                                                                      6,680,384
                                                                               ----------------
Telecommunication Services - Diversified -- 2.0%
Sprint Corp.                                                         19,000             382,470
Verizon Communications, Inc.                                         45,500           1,791,790
                                                                               ----------------
                                                                                      2,174,260
                                                                               ----------------
Telecommunication Services - Wireless -- 2.3%
Motorola, Inc.                                                       38,400             692,736
Nextel Communications, Inc. - Class A*                               30,500             727,120
Vodafone Group Plc (ADR)                                             42,200           1,017,442
                                                                               ----------------
                                                                                      2,437,298
                                                                               ----------------
U.S. Government Agency -- 3.1%
Federal Home Loan Mortgage Corp.                                     16,600           1,082,984
Federal National Mortgage Association                                34,500           2,187,300
                                                                               ----------------
                                                                                      3,270,284
                                                                               ----------------
Total Common Stocks (Cost $ 105,088,686)                                            105,565,082
                                                                               ----------------

SECURITY                                                         PAR
DESCRIPTION                                                     AMOUNT               VALUE
---------------------------------------------------------------------------------------------

Short-Term Investments -- 3.7%
Goldman Sachs & Co., Repurchase
Agreement, dated 09/30/04 at 1.85%
to be repurchased at $1,169,060 on
10/01/04 collateralized by
1,200,000 FHLB 2.375% due 04/05/06
with a value of $1,196,075                                 $      1,169,000           1,169,000
State Street Navigator Securities
Lending Prime Portfolio(b)                                        2,831,250           2,831,250
                                                                               ----------------
Total Short-Term Investments (Cost $ 4,000,250)                                       4,000,250
                                                                               ----------------

TOTAL INVESTMENTS -- 102.2%
(Cost $ 109,088,936)                                                                109,565,332

Other Assets and Liabilities (net) -- (2.2%)                                         (2,357,230)
                                                                               ----------------
TOTAL NET ASSETS -- 100.0%                                                     $    107,208,102
                                                                               ================

PORTFOLIO FOOTNOTES:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $4,815,866 and $4,339,470 respectively, resulting in a net unrealized appreciation of $476,396.


*         Non-income producing security.

(a)       All or a portion of security out on loan.

(b) Represents investment of collateral received from securities lending transactions.

ADR -     American Depositary Receipt

FHLB -    Federal Home Loan Bank

The adviser considers liquid securities as segregatable assets for forward purchase commitments.

Forward Foreign Currency Contracts to Buy:

                                                                              Net Unrealized
                                               Value at        In Exchange    Appreciation/
Settlement Date    Contracts to Deliver   September 30, 2004    for U.S.$     (Depreciation)
---------------    --------------------   ------------------    ---------     --------------
   12/15/2004        594,000     CAD                 468,929      464,345        $   4,584

   12/15/2004         62,400     GBP                 112,252      111,068            1,184
                                                                                 ---------
                                                                                 $   5,768
                                                                                 =========

Forward Foreign Currency Contracts to Sell:

                                                                              Net Unrealized
                                                Value at       In Exchange    Appreciation/
Settlement Date    Contacts to Deliver     September 30, 2004   for U.S.$     (Depreciation)
---------------    -------------------     ------------------   ---------     --------------
   12/15/2004         594,000    CAD                 468,929      453,591        $ (15,338)

   12/15/2004         950,400    GBP               1,709,682    1,692,871          (16,811)

   12/15/2004      52,721,300    JPY                 480,442      481,970            1,528
                                                                                 ---------
                                                                                 $ (30,621)
                                                                                 =========

CAD-Canadian Dollar
GBP-British Pound
JPY-Japanese Yen
U.S.$-United States Dollar

MET INVESTORS SERIES TRUST
THIRD AVENUE SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (Unaudited)
(Percentage of Net Assets)

SECURITY
DESCRIPTION                                                     SHARES               VALUE
-----------------------------------------------------------------------------------------------
COMMON STOCKS -- 86.5%
AUTO COMPONENTS -- 2.3%
Bandag, Inc.(a)                                                      85,900    $      3,762,420
Superior Industries International,
Inc.(a)                                                             297,300           8,904,135
                                                                               ----------------
                                                                                     12,666,555
                                                                               ----------------
BANKS -- 2.5%
Brookline Bancorp, Inc.(a)                                          504,500           7,905,515
NewAlliance Bancshares, Inc.                                        398,732           5,721,804
                                                                               ----------------
                                                                                     13,627,319
                                                                               ----------------
CHEMICALS -- 1.9%
Agrium, Inc.                                                        606,600          10,773,216
                                                                               ----------------

COMMERCIAL SERVICES & Supplies -- 2.1%
On Assignment, Inc.*(a)                                           1,197,560           5,317,166
Quanta Services, Inc.*(a)                                         1,078,900           6,527,345
                                                                                     11,844,511
COMMUNICATIONS EQUIPMENT -- 5.3%
Advanced Fibre Communications, Inc.*                                236,352           3,757,997
                                                                               ----------------
CommScope, Inc.*(a)                                                 511,300          11,044,080
                                                                               ----------------
Comverse Technology, Inc.*                                          273,400           5,148,122
Scientific-Atlanta, Inc.                                             37,500             972,000
Sycamore Networks, Inc.*                                          1,704,449           6,442,817
Tellabs, Inc.*(a)                                                   237,400           2,181,706
                                                                               ----------------
                                                                                     29,546,722
                                                                               ----------------
COMPUTERS & PERIPHERALS -- 1.0%
Hutchinson Technology, Inc.*(a)                                     203,615           5,442,629
                                                                               ----------------

CONSTRUCTION & ENGINEERING -- 1.0%
Keith Companies, Inc. (The)*                                        359,880           5,362,212
                                                                               ----------------

ELECTRICAL EQUIPMENT -- 3.5%
American Power Conversion Corp.                                     158,500           2,756,315
Coherent, Inc.*(a)                                                  259,328           6,726,968
Credence Systems Corp.*(a)                                          428,800           3,087,360
Electro Scientific Industries, Inc.*(a)                             404,228           7,013,356
                                                                               ----------------
                                                                                     19,583,999
                                                                               ----------------
ELECTRONICS -- 3.5%
Advanced Power Technology, Inc.*(a)                                 154,500           1,314,795
AVX Corp.(a)                                                        492,300           5,833,755
Bel Fuse, Inc. - Class A                                            111,088           3,116,019
Bel Fuse, Inc. - Class B(a)                                          59,277           1,960,883
Park Electrochemical Corp.                                          254,200           5,389,040
TriQuint Semiconductor, Inc.*(a)                                    491,000           1,914,900
                                                                               ----------------
                                                                                     19,529,392
                                                                               ----------------
FINANCIAL SERVICES -- 4.0%
Ichiyoshi Securities Co., Ltd.                                      776,700           5,856,395
Instinet Group, Inc.*                                               857,088           4,311,153
Leucadia National Corp.(a)                                          129,700           7,347,505
Westwood Holdings Group, Inc.(a)                                    246,775           4,535,724
                                                                               ----------------
                                                                                     22,050,777
                                                                               ----------------
FOOD PRODUCTS -- 1.0%
Del Monte Pacific, Ltd.                                           6,876,000           2,756,789
Industrias Bachoco, S.A. (ADR)(a)                                   259,600           2,962,036
                                                                               ----------------
                                                                                      5,718,825
                                                                               ----------------
HEALTH CARE PROVIDERS & SERVICES -- 1.2%
AMN Healthcare Services, Inc.*(a)                                   123,338           1,473,889
Cross Country Healthcare, Inc.*(a)                                  346,000           5,363,000
                                                                               ----------------
                                                                                      6,836,889
                                                                               ----------------
HOUSEHOLD DURABLES -- 3.1%
Cavco Industries, Inc.*(a)                                          143,759           5,429,777
Coachmen Industries, Inc.(a)                                        199,100           3,141,798
Skyline Corp.                                                       207,600           8,314,380
                                                                               ----------------
                                                                                     16,885,955
                                                                               ----------------
INDUSTRIAL - DIVERSIFIED -- 1.5%
Trinity Industries, Inc.(a)                                         257,500           8,026,275
                                                                               ----------------

INSURANCE -- 6.6%
Arch Capital Group Ltd.*                                            180,974           7,047,127
Brit Insurance Holdings PLC                                       3,642,800           4,780,004
E-L Financial Corp.                                                  23,555           6,702,075
FBL Financial Group, Inc. - Class A(a)                              277,500           7,267,725
Montpelier Re Holdings Ltd.(a)                                      106,000           3,888,080
Phoenix Companies, Inc. (The)(a)                                    639,300           6,661,506
                                                                               ----------------
                                                                                     36,346,517
                                                                               ----------------
IT CONSULTING & SERVICES -- 0.6%
Ingram Micro, Inc. - Class A*                                       190,900           3,073,490
                                                                               ----------------

LEISURE EQUIPMENT & PRODUCTS -- 2.9%
JAKKS Pacific, Inc.*(a)                                             545,168          12,538,864
Russ Berrie & Co., Inc.(a)                                          160,200           3,228,030
                                                                               ----------------
                                                                                     15,766,894
                                                                               ----------------
MACHINERY -- 2.3%
Alamo Group, Inc.(a)                                                378,700           7,085,477
Lindsay Manufacturing Co.(a)                                        212,700           5,706,741
                                                                               ----------------
                                                                                     12,792,218
                                                                               ----------------
METALS & MINING -- 2.9%
Fording Canadian Coal Trust(a)                                      156,500           8,759,305
RTI International Metals, Inc.*                                     369,200           7,151,404
                                                                               ----------------
                                                                                     15,910,709
                                                                               ----------------
OIL & GAS -- 10.9%
Pogo Producing Co.                                                  271,900          12,901,655
Smedvig ASA -Series A                                               674,600           8,805,450
St. Mary Land & Exploration Co.(a)                                  300,400          11,958,924
Tidewater, Inc.(a)                                                  207,900           6,767,145
Whiting Petroleum Corp.*(a)                                         472,973          14,378,379
Willbros Group, Inc.*(a)                                            377,100           5,622,561
                                                                               ----------------
                                                                                     60,434,114
                                                                               ----------------
PAPER & FOREST PRODUCTS -- 1.5%
TimberWest Forest Corp.                                             772,200           8,544,398

PHARMACEUTICALS -- 1.6%
PAREXEL International Corp.*(a)                                     281,481           5,517,028
Pharmaceutical Product Development,
Inc.*                                                                86,175           3,102,300
                                                                               ----------------
                                                                                      8,619,328
                                                                               ----------------
REAL ESTATE -- 14.3%
Avatar Holdings, Inc.*(a)                                            90,500           3,841,725
Brascan Corp. - Class A                                             199,900           6,036,980
Catellus Development Corp. (REIT)                                   345,945           9,171,002
Forest City Enterprises, Inc. - Class A                             201,500          11,102,650
Jones Lang Lasalle, Inc.*(a)                                        179,300           5,918,693
LNR Property Corp.                                                  209,300          12,957,763
PS Business Parks, Inc. (REIT)                                       61,200           2,438,820
St. Joe Co. (The)                                                   246,300          11,765,751

MET INVESTORS SERIES TRUST
THIRD AVENUE SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (Unaudited) -- continued
(Percentage of Net Assets)

SECURITY
DESCRIPTION                                                     SHARES               VALUE
-----------------------------------------------------------------------------------------------
Trammell Crow Co.*                                                  756,500          11,892,180
Wellsford Real Properties, Inc.*                                    279,100           4,228,365
                                                                               ----------------
                                                                                     79,353,929
                                                                               ----------------
RETAIL - MULTILINE -- 1.6%
Kmart Holding Corp.*(a)                                             100,400           8,781,988
                                                                               ----------------

RETAIL - SPECIALTY -- 2.0%
Buckle, Inc. (The )(a)                                               85,300           2,343,191
Dress Barn, Inc. (The)*                                             404,800           7,063,760
Hollywood Entertainment Corp.*                                      181,000           1,786,470
                                                                               ----------------
                                                                                     11,193,421
                                                                               ----------------
SOFTWARE -- 2.7%
Ascential Software Corp.*                                           414,240           5,579,813
Geac Computer Corp., Ltd.*(a)                                       893,600           5,844,144
Sybase, Inc.*                                                       144,900           1,998,171
Ulticom, Inc.*(a)                                                    91,269           1,348,043
                                                                               ----------------
                                                                                     14,770,171
                                                                               ----------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.9%
K-Swiss, Inc. -Class A(a)                                           266,759           5,135,111
                                                                               ----------------

TRANSPORTATION -- 1.8%
Alexander & Baldwin, Inc.                                           297,031          10,081,232
                                                                               ----------------
Total Common Stocks (Cost $ 384,257,815)                                            478,698,796
                                                                               ----------------

PREFERRED STOCK -- 0.2%
REAL ESTATE -- 0.2%
CRT Properties, Inc. (REIT)
(Cost $962,500)                                                      38,500           1,014,475
                                                                               ----------------

SHORT-TERM INVESTMENTS -- 32.8%
State Street Bank & Trust Co.,
Repurchase Agreement, dated
09/30/04 at 0.75% to be repurchased
at $ 6,891,144 on 10/01/04
collateralized by $ 6,665,000 FNMA
5.00% due 01/15/07 with a value of $7,031,575                     6,891,000           6,891,000
State Street Bank & Trust Co.,
Repurchase Agreement, dated
09/30/04 at 0.75% to be repurchased
at $ 48,001,000 on 10/01/04
collateralized by $48,080,000 FNMA
2.875% due 10/15/05 with a value of $48,961,451                  48,000,000          48,000,000
State Street Navigator Securities
Lending Prime Portfolio(b)                                      126,725,396         126,725,396
                                                                               ----------------
Total Short-Term Investments (Cost $ 181,616,396)                                   181,616,396
                                                                               ----------------


TOTAL INVESTMENTS -- 119.5%
(Cost $ 566,836,711)                                                                661,329,667

Other Assets and Liabilities (net) -- (19.5%)                                      (107,996,062)
                                                                               ----------------
TOTAL NET ASSETS -- 100.0%                                                      $   553,333,605
                                                                               ================

Portfolio Footnotes:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $102,756,704 and $8,263,748 respectively, resulting in a net unrealized appreciation of $94,492,956.

*       Non-income producing security.

(a)     All or a portion of security out on loan.

(b) Represents investment of collateral received from securities lending transactions.

ADR -   American Depositary Receipt

REIT-   Real Estate Investment Trust

FNMA-   Federal National Mortgage Association

MET INVESTORS SERIES TRUST
T.ROWE PRICE MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (Unaudited) -- continued
(Percentage of Net Assets)

SECURITY
DESCRIPTION                                                     SHARES               VALUE
-----------------------------------------------------------------------------------------------
COMMON STOCKS -- 90.8%
AEROSPACE & Defense -- 2.3%
Alliant Techsystems, Inc.*                                           70,000    $      4,235,000
Rockwell Collins, Inc.                                              148,000           5,496,720
                                                                               ----------------
                                                                                      9,731,720
                                                                               ----------------
AIR FREIGHT & LOGISTICS -- 0.4%
Expeditors International of Washington,
Inc.                                                                 37,000           1,912,900
                                                                               ----------------

AIRLINES -- 1.1%
JetBlue Airways Corp.*(a)                                            92,000           1,924,640
Southwest Airlines Co.                                              197,000           2,683,140
                                                                               ----------------
                                                                                      4,607,780
                                                                               ----------------
AUTOMOTIVE -- 0.7%
Oshkosh Truck Corp.                                                  55,000           3,138,300
                                                                               ----------------

BANKS -- 0.2%
Silicon Valley Bancshares*(a)                                        20,000             743,400
                                                                               ----------------

BEVERAGES -- 0.7%
Cott Corp.*(a)                                                      110,000           3,172,400
                                                                               ----------------

BIOTECHNOLOGY -- 0.7%
Celgene Corp.*                                                       29,000           1,688,670
Protein Design Labs, Inc.*(a)                                        61,000           1,194,380
                                                                               ----------------
                                                                                      2,883,050
                                                                               ----------------
CHEMICALS -- 1.3%
Potash Corporation of Saskatchewan, Inc.                             90,000           5,775,300
                                                                               ----------------

COMMERCIAL SERVICES & SUPPLIES -- 8.3%
Apollo Group, Inc. - Class A*                                        22,900           1,680,173
BearingPoint, Inc.*(a)                                              106,000             947,640
Ceridian Corp.*                                                      66,000           1,215,060
Certegy, Inc.                                                       123,000           4,576,830
ChoicePoint, Inc.*                                                  144,000           6,141,600
Education Management Corp.*                                          82,000           2,184,480
Global Payments, Inc.(a)                                             54,000           2,891,700
Hewitt Associates, Inc.*(a)                                          93,700           2,479,302
Iron Mountain, Inc.*                                                114,000           3,858,900
Manpower, Inc.                                                       95,000           4,226,550
MoneyGram International, Inc.                                       149,000           2,544,920
Robert Half International, Inc.                                      75,000           1,932,750
Viad Corp.                                                           42,000             996,660
                                                                               ----------------
                                                                                     35,676,565
                                                                               ----------------
COMMUNICATIONS EQUIPMENT & SERVICES -- 0.5%
Comverse Technology, Inc.*                                           72,000           1,355,760
Research In Motion, Ltd.*                                            10,000             763,400
                                                                               ----------------
                                                                                      2,119,160
                                                                               ----------------
COMPUTER SOFTWARE & PROCESSING -- 0.4%
Jack Henry & Associates, Inc.                                        86,000           1,614,220
                                                                               ----------------

COMPUTERS & PERIPHERALS -- 0.2%
Lexmark International, Inc. - Class A*                                9,000             756,090
                                                                               ----------------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 5.1%
Danaher Corp.                                                        69,000           3,538,320
Diebold, Inc.(a)                                                     61,000           2,848,700
Flextronics International, Ltd.*                                    100,000           1,325,000
FLIR Systems, Inc.*                                                  44,000           2,574,000
FMC Technologies, Inc.*                                             104,000           3,473,600
Gentex Corp.(a)                                                      76,000           2,669,880
Jabil Circuit, Inc.*                                                109,000           2,507,000
Xilinx, Inc.                                                        103,000           2,781,000
                                                                               ----------------
                                                                                     21,717,500
                                                                               ----------------
FINANCIALS - DIVERSIFIED -- 3.9%
Ameritrade Holding Corp.*                                           237,000           2,846,370
CapitalSource, Inc.*(a)                                             109,000           2,435,060
Eaton Vance Corp.(a)                                                 69,000           2,786,910
Federated Investors, Inc. - Class B                                  51,000           1,450,440
Investors Financial Services Corp.(a)                                37,000           1,669,810
Legg Mason, Inc.                                                     45,000           2,397,150
Waddell & Reed Financial, Inc.  - Class A                           151,000           3,322,000
                                                                               ----------------
                                                                                     16,907,740
                                                                               ----------------
FOOD & DRUG RETAILING -- 2.3%
Omnicare, Inc.                                                      180,500           5,118,980
Shoppers Drug Mart Corp.*                                            54,000           1,459,633
Whole Foods Market, Inc.                                             40,000           3,431,600
                                                                               ----------------
                                                                                     10,010,213
                                                                               ----------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.1%
Edwards Lifesciences Corp.*(a)                                       72,000           2,412,000
Gen-Probe, Inc.                                                      17,000             677,790
Kinetic Concepts, Inc.*                                              74,000           3,888,700
Waters Corp.*                                                        51,000           2,249,100
                                                                               ----------------
                                                                                      9,227,590
                                                                               ----------------
HEALTH CARE PROVIDERS & SERVICES -- 3.8%
Community Health Systems, Inc.*                                      61,900           1,651,492
Coventry Health Care, Inc.*                                          36,000           1,921,320
DaVita, Inc.*                                                        35,000           1,090,250
Health Management Associates, Inc. -
Class A                                                             169,000           3,452,670
Laboratory Corporation of America
Holdings*(a)                                                         96,000           4,197,120
Manor Care, Inc.                                                    140,000           4,194,400
                                                                               ----------------
                                                                                     16,507,252
                                                                               ----------------
HOTELS, RESTAURANTS & LEISURE -- 2.0%
Cheesecake Factory, Inc.*(a)                                         61,000           2,647,400
Fairmont Hotels & Resorts, Inc.                                     145,000           3,961,400
P.F. Chang's China Bistro, Inc.*(a)                                  38,600           1,871,714
                                                                               ----------------
                                                                                      8,480,514
                                                                               ----------------
HOUSEHOLD DURABLES -- 0.8%
American Standard Cos., Inc.*                                        87,000           3,385,170
                                                                               ----------------

INDUSTRIAL CONGLOMERATES -- 1.9%
ITT Industries, Inc.                                                 46,000           3,679,540
Roper Industries, Inc.                                               81,200           4,665,752
                                                                               ----------------
                                                                                      8,345,292
                                                                               ----------------
INSURANCE -- 3.1%
Assurant, Inc.                                                       72,000           1,872,000
Axis Capital Holdings, Ltd.                                          57,000           1,482,000
Principal Financial Group, Inc.                                      74,000           2,661,780
Protective Life Corp.                                                57,000           2,240,670
Radian Group, Inc.                                                   45,000           2,080,350
Willis Group Holdings, Ltd.(a)                                       81,000           3,029,400
                                                                               ----------------
                                                                                     13,366,200
                                                                               ----------------

INTERNET SOFTWARE & SERVICES -- 3.2%
CheckFree Corp.*                                                     73,000           2,019,910

MET INVESTORS SERIES TRUST
T.ROWE PRICE MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (Unaudited) -- continued
(Percentage of Net Assets)

SECURITY
DESCRIPTION                                                     SHARES               VALUE
-----------------------------------------------------------------------------------------------
CNET Networks, Inc.*(a)                                             100,000             915,000
Getty Images, Inc.*                                                  17,000             940,100
IAC/InterActiveCorp*(a)                                              35,000             770,700
Juniper Networks, Inc.*                                              87,000           2,053,200
McAfee, Inc.*                                                       232,000           4,663,200
Monster Worldwide, Inc.*                                             89,000           2,192,960
                                                                               ----------------
                                                                                     13,555,070
                                                                               ----------------

IT CONSULTING & SERVICES -- 2.1%
CACI International, Inc. - Class A*                                  41,000           2,163,980
DST Systems, Inc.*                                                  101,000           4,491,470
Fiserv, Inc.*                                                        69,000           2,405,340
                                                                               ----------------
                                                                                      9,060,790
                                                                               ----------------
LEISURE EQUIPMENT & PRODUCTS -- 1.2%
Brunswick Corp.                                                     112,000           5,125,120
                                                                               ----------------

MEDIA -- 3.9%
Cablevision Systems New York Group. -
Class A*(a)                                                          79,000           1,602,120
Catalina Marketing Corp.(a)                                          68,000           1,569,440
Citadel Broadcasting Corp.*(a)                                      280,000           3,589,600
Cox Radio, Inc. - Class A*                                           88,000           1,312,960
Entercom Communications Corp.*                                       72,000           2,351,520
Rogers Communications, Inc.  - Class
B(a)                                                                121,000           2,445,410
Scholastic Corp.*                                                    59,000           1,822,510
XM Satellite Radio Holdings, Inc. -
Class A*(a)                                                          60,000           1,861,200
                                                                               ----------------
                                                                                     16,554,760
                                                                               ----------------
METALS & MINING -- 1.6%
Newmont Mining Corp.                                                 72,000           3,278,160
Nucor Corp.                                                          38,000           3,472,060
                                                                               ----------------
                                                                                      6,750,220
                                                                               ----------------
OIL & GAS -- 8.1%
BJ Services Co.                                                     125,400           6,572,214
Cooper Cameron Corp.*                                                55,000           3,016,200
Diamond Offshore Drilling, Inc.(a)                                  124,800           4,117,152
EOG Resources, Inc.                                                  57,000           3,753,450
Murphy Oil Corp.                                                     64,000           5,553,280
Smith International, Inc.*                                           87,000           5,283,510
Western Gas Resources, Inc.                                          91,000           2,601,690
XTO Energy, Inc.                                                    120,000           3,897,600
                                                                               ----------------
                                                                                     34,795,096
                                                                               ----------------
PHARMACEUTICALS -- 9.5%
Abgenix, Inc.*(a)                                                    79,000             778,940
Alkermes, Inc.*(a)                                                   78,000             900,120
AmerisourceBergen Corp.                                              60,000           3,222,600
Amylin Pharmaceuticals, Inc.*(a)                                     48,000             984,960
Andrx Corp.*                                                         78,900           1,764,204
Barr Laboratories, Inc.*                                             90,000           3,728,700
Cephalon, Inc.*(a)                                                   59,000           2,826,100
Eyetech Pharmaceuticals, Inc.*(a)                                    33,000           1,121,670
Gilead Sciences, Inc.*                                              120,000           4,485,600
Human Genome Sciences, Inc.*(a)                                      89,900             980,809
ImClone Systems, Inc.*                                               22,000           1,162,700
Invitrogen Corp.*                                                    33,000           1,814,670
IVAX Corp.*                                                         188,000           3,600,200
Medimmune, Inc.*                                                    241,800           5,730,660
Neurocrine Biosciences, Inc.*(a)                                     43,000           2,027,880
Sepracor, Inc.*                                                      21,000           1,024,380
Taro Pharmaceutical Industries, Ltd. -
Class A*(a)                                                          41,000             958,580
Valeant Pharmaceuticals International(a)                            110,000           2,653,200
Vertex Pharmaceuticals, Inc.*(a)                                     85,000             892,500
                                                                               ----------------
                                                                                     40,658,473
                                                                               ----------------
RETAIL - SPECIALTY -- 5.7%
Best Buy Co., Inc.                                                   65,400           3,547,296
CDW Corp.                                                            48,000           2,785,440
Dollar Tree Stores, Inc.*                                            90,000           2,425,500
Family Dollar Stores, Inc.                                          128,000           3,468,800
MSC Industrial Direct Co., Inc. - Class
A                                                                    19,000             647,520
O' Reilly Automotive, Inc.*(a)                                       58,000           2,220,820
PETsMART, Inc.                                                      130,400           3,702,056
Ross Stores, Inc.                                                   109,800           2,573,712
Williams-Sonoma, Inc.*                                               78,000           2,928,900
                                                                               ----------------
                                                                                     24,300,044
                                                                               ----------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 3.8%
AMIS  Holdings, Inc.*                                               100,000           1,352,000
Integrated Circuit Systems, Inc.*                                    86,000           1,849,000
Intersil Corp. - Class A                                            169,000           2,692,170
Microchip Technology, Inc.                                          114,000           3,059,760
Novellus Systems, Inc.*                                             102,000           2,712,180
PMC-Sierra, Inc.*                                                   118,000           1,039,580
QLogic Corp.*                                                        69,000           2,043,090
Semtech Corp.*(a)                                                    83,000           1,591,110
                                                                               ----------------
                                                                                     16,338,890
                                                                               ----------------
SOFTWARE -- 4.7%
Adobe Systems, Inc.                                                  42,000           2,077,740
Cadence Design Systems, Inc.*                                       176,000           2,295,040
Citrix Systems, Inc.*                                                42,000             735,840
Cognos, Inc.*                                                        29,000           1,030,080
Intuit, Inc.*                                                        45,900           2,083,860
Mercury Interactive Corp.*                                           55,000           1,918,400
NAVTEQ Corp.*                                                        88,800           3,164,832
Red Hat, Inc.*(a)                                                    85,000           1,040,400
Sungard Data Systems, Inc.*                                          68,000           1,616,360
VeriSign, Inc.*                                                     169,000           3,359,720
VERITAS Software Corp.*                                              59,000           1,050,200
                                                                               ----------------
                                                                                     20,372,472
                                                                               ----------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 1.9%
Garmin, Ltd.(a)                                                      63,000           2,724,750
Harris Corp.                                                         98,000           5,384,120
                                                                               ----------------
                                                                                      8,108,870
                                                                               ----------------
TELECOMMUNICATION SERVICES - WIRELESS -- 2.7%
Crown Castle International Corp.*                                   212,800           3,166,464
Nextel Communications, Inc. - Class A*                               65,000           1,549,600
Nextel Partners, Inc. - Class A*(a)                                 166,800           2,765,544
Western Wireless Corp. - Class A*                                   162,000           4,165,020
                                                                               ----------------
                                                                                     11,646,628
                                                                               ----------------

TRANSPORTATION -- 0.6%
C.H. Robinson Worldwide, Inc.                                        52,000           2,412,280
                                                                               ----------------
Total Common Stocks (Cost $ 346,896,455)                                            389,757,069
                                                                               ----------------

MET INVESTORS SERIES TRUST
T.ROWE PRICE MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (Unaudited) -- continued
(Percentage of Net Assets)

SECURITY
DESCRIPTION                                                     SHARES               VALUE
-----------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 18.6%
State Street Navigator Securities
Lending Prime Portfolio(b)                                       60,463,559          60,463,559
T. Rowe Price Government Reserve
Investment Fund                                                  19,318,215          19,318,215
                                                                               ----------------
Total Short-Term Investments (Cost $ 79,781,774)                                     79,781,774
                                                                               ----------------


TOTAL INVESTMENTS -- 109.4%
(Cost $ 426,678,229)                                                                469,538,843

Other Assets and Liabilities (net) -- (9.4%)                                        (40,301,564)
                                                                               ----------------
TOTAL NET ASSETS -- 100.0%                                                     $    429,237,279
                                                                               ================

PORTFOLIO FOOTNOTES:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $56,765,661 and $13,905,047 respectively, resulting in a net unrealized appreciation of $42,860,614.

      *   Non-income producing security.

     (a)  All or a portion of security out on loan.

     (b) Represents investment of collateral received from securities lending transactions.

MET INVESTORS SERIES TRUST
TURNER MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (Unaudited)
(Percentage of Net Assets)

SECURITY
DESCRIPTION                                                     SHARES               VALUE
---------------------------------------------------------------------------------------------
COMMON STOCKS -- 95.6%
AIRLINES -- 0.8%
Southwest Airlines Co.                                               69,130     $       941,551
                                                                                ---------------
BANKS -- 2.3%
City National Corp.                                                   8,220             533,889
Silicon Valley Bancshares*                                           16,260             604,384
Sovereign Bancorp, Inc.                                              37,790             824,578
UCBH Holdings, Inc.                                                  21,060             822,814
                                                                                ---------------
                                                                                      2,785,665
                                                                                ---------------
BEVERAGES, FOOD & TOBACCO -- 0.6%
Constellation Brands, Inc.*                                          19,960             759,678

BIOTECHNOLOGY -- 1.0%
Charles River Laboratories Intl., Inc.*                              26,480           1,212,784
                                                                                ---------------

CHEMICALS -- 1.2%
Ashland Inc.                                                         15,770             884,382
Eastman Chemical Co.                                                 11,350             539,692
                                                                                ---------------
                                                                                      1,424,074
                                                                                ---------------
COMMERCIAL SERVICES & Supplies -- 4.2%
Alliance Data Systems Corp.*                                         20,700             839,592
Gen-Probe Inc.                                                       29,885           1,191,515
Global Payments, Inc.                                                24,635           1,319,204
Iron Mountain, Inc.*                                                 16,330             552,771
Manor Care, Inc.                                                     14,600             437,416
Manpower, Inc.                                                       17,970             799,485
                                                                                ---------------
                                                                                      5,139,983
                                                                                ---------------
COMMUNICATIONS EQUIPMENT & SERVICES -- 3.5%
Avid Technology, Inc.*                                               15,470             725,079
JDS Uniphase Corp.*                                                 189,310             637,975
Polycom, Inc.*                                                       72,530           1,437,544
Research In Motion Ltd.*                                             18,240           1,392,442
                                                                                ---------------
                                                                                      4,193,040
                                                                                ---------------
COMPUTERS & PERIPHERALS -- 5.3%
Apple Computer, Inc.*                                                36,780           1,425,225
CDW Corp.                                                            19,600           1,137,388
Lexmark International, Inc. - Class A*                               10,060             845,141
Network Appliance, Inc.*                                             49,240           1,132,520
SanDisk Corp.*                                                       23,960             697,715
Zebra Technologies Corp. - Class A*                                  18,645           1,137,531
                                                                                ---------------
                                                                                      6,375,520
                                                                                ---------------
CONTAINERS & PACKAGING -- 0.5%
Ball Corp.                                                           15,120             565,942
                                                                                ---------------

ELECTRIC SERVICES -- 0.4%
Reliant Energy, Inc.*                                                56,700             529,011
                                                                                ---------------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.8%
Benchmark Electronics, Inc.*                                         22,380             666,924
Sanmina-SCI Corp.*                                                   83,700             590,085
Tektronix, Inc.                                                      29,020             964,915
                                                                                ---------------
                                                                                      2,221,924
                                                                                ---------------
FINANCIALS - DIVERSIFIED -- 6.4%
Affiliated Managers Group, Inc.*                                     16,965             908,306
Bear Stearns Cos., Inc.                                               9,900             952,083
Doral Financial Corp.                                                14,200             588,874
E*TRADE Financial Corp.*                                             97,200           1,110,024
Fiserv, Inc.*                                                        26,855             936,165
Investors Financial Services Corp.                                   24,210           1,092,598
MGIC Investment Corp.                                                12,130             807,252
T. Rowe Price Group, Inc.                                            26,830           1,366,720
                                                                                ---------------
                                                                                      7,762,022
                                                                                ---------------
FOOD & DRUG RETAILING -- 0.8%
Whole Foods Market, Inc.                                             11,920           1,022,617
                                                                                ---------------

FOOD PRODUCTS -- 0.6%
McCormick & Co. Inc.                                                 21,360             733,502
                                                                                ---------------

HEALTH CARE EQUIPMENT & SUPPLIES -- 7.0%
Bard (C.R.), Inc.                                                    34,290           1,941,843
Bausch & Lomb, Inc.                                                  12,880             855,876
Biomet, Inc.                                                         22,780           1,067,926
Cooper Cos., Inc. (The)                                               8,970             614,894
Henry Schein, Inc.*                                                  15,485             964,870
Inamed Corp.*                                                        25,120           1,197,470
Patterson Cos., Inc.*                                                10,530             806,177
Waters Corp.*                                                        22,910           1,010,331
                                                                                ---------------
                                                                                      8,459,387
                                                                                ---------------
HEALTH CARE PROVIDERS & SERVICES -- 2.7%
Anthem, Inc.*                                                        20,560           1,793,860
Laboratory Corporation of America
Holdings*                                                            19,570             855,600
Pacificare Health Systems, Inc.*                                     18,130             665,371
                                                                                ---------------
                                                                                      3,314,831
                                                                                ---------------
HOTELS, RESTAURANTS & LEISURE -- 8.8%
Aztar Corp.*                                                         10,430             276,395
Brunswick Corp.                                                      15,345             702,187
Host Marriott Corp. (REIT)                                           40,480             567,934
Marriott International, Inc. - Class A                               34,480           1,791,581
MGM MIRAGE*                                                          16,170             802,840
P.F. Chang's China Bistro, Inc.*                                     13,820             670,132
Ruby Tuesday, Inc.                                                   22,350             622,895
Scientific Games Corp. - Class A*                                    25,690             490,679
Starwood Hotels & Resorts Worldwide,
Inc. - Class B                                                       17,430             809,101
Station Casinos, Inc.                                                29,330           1,438,343
Wynn Resorts Ltd.*                                                   21,810           1,127,359
Yum! Brands, Inc.                                                    35,020           1,423,913
                                                                                ---------------
                                                                                     10,723,359
                                                                                ---------------
HOUSEHOLD DURABLES -- 2.9%
American Standard Cos., Inc.*                                        29,375           1,142,981
D.R. Horton, Inc.                                                    30,670           1,015,484
Harman International Industries, Inc.                                 9,010             970,827
Ryland Group, Inc.                                                    4,530             419,750
                                                                                ---------------
                                                                                      3,549,042
                                                                                ---------------
HOUSEHOLD PRODUCTS -- 0.9%
Clorox Company (The)                                                 19,265           1,026,825
                                                                                ---------------

INDUSTRIAL CONGLOMERATES -- 3.6%
Eaton Corp.                                                          12,675             803,722
Fisher Scientific Int'l., Inc.*                                      28,390           1,655,988
Pentair, Inc.                                                        32,770           1,144,001
Rockwell Automation, Inc.                                            19,760             764,712
                                                                                ---------------
                                                                                      4,368,423
                                                                                ---------------
INTERNET SOFTWARE & SERVICES -- 8.4%
Akamai Technologies, Inc.*                                           52,780             741,559

MET INVESTORS SERIES TRUST
TURNER MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS -- continued
SEPTEMBER 30, 2004 (Unaudited)
(Percentage of Net Assets)

SECURITY
DESCRIPTION                                                     SHARES               VALUE
-----------------------------------------------------------------------------------------------
CheckFree Corp.*                                                     36,110             999,164
CNET Networks, Inc.*                                                127,590           1,167,448
F5 Networks, Inc.*                                                   34,010           1,035,945
Infospace Inc.*                                                      13,300             630,287
Juniper Networks, Inc.*                                             107,040           2,526,144
RSA Security, Inc.*                                                  23,760             458,568
TIBCO Software, Inc.*                                                97,550             830,150
VeriSign, Inc.*                                                      93,220           1,853,214
                                                                                ---------------
                                                                                     10,242,479
                                                                                ---------------
LEISURE EQUIPMENT & PRODUCTS -- 0.6%
WMS Industries, Inc.*                                                28,690             737,046

MEDIA -- 1.3%
Monster Worldwide, Inc.*                                             64,820           1,597,165
                                                                                ---------------

METALS & MINING -- 2.2%
Allegheny Technologies, Inc.                                         47,410             865,233
Peabody Energy Corp.                                                 15,320             911,540
Phelps Dodge Corp.                                                    9,810             902,814
                                                                                ---------------
                                                                                      2,679,587
                                                                                ---------------
OIL & GAS -- 4.0%
Baker Hughes, Inc.                                                   28,120           1,229,406
Range Resources Corp.                                                37,930             663,396
Smith International, Inc.*                                           12,830             779,166
Transocean, Inc.*                                                    17,600             629,728
Western Gas Resources, Inc.                                          14,400             411,696
XTO Energy, Inc.                                                     34,140           1,108,867
                                                                                ---------------
                                                                                      4,822,259
                                                                                ---------------
PERSONAL PRODUCTS -- 0.6%
Nu Skin Enterprises, Inc. - Class A                                  30,340             713,293
                                                                                ---------------

PHARMACEUTICALS -- 4.1%
Elan Corp. Plc (ADR)*                                                36,160             846,144
IVAX Corp.*                                                          27,030             517,625
MGI Pharma, Inc.*                                                    29,950             799,365
Neurocrine Biosciences, Inc.*                                        17,920             845,107
OSI Pharmaceuticals, Inc.*                                           20,050           1,232,273
Sepracor, Inc.*                                                      15,440             753,163
                                                                                ---------------
                                                                                      4,993,677
                                                                                ---------------
RETAIL - SPECIALTY -- 6.4%
Abercrombie & Fitch Co. - Class A                                    17,130             539,595
American Eagle Outfitters, Inc.                                      19,220             708,257
Bed Bath & Beyond, Inc.*                                             36,820           1,366,390
Chico's FAS, Inc.*                                                   32,700           1,118,340
Coach, Inc.*                                                         39,955           1,694,891
Urban Outfitters, Inc.*                                              22,220             764,368
Williams-Sonoma, Inc.*                                               40,680           1,527,534
                                                                                ---------------
                                                                                      7,719,375
                                                                                ---------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 4.6%
Cymer, Inc.*                                                         21,350             611,891
Lam Research Corp.*                                                  64,090           1,402,289
Marvell Technology Group, Ltd.*                                      47,460           1,240,130
National Semiconductor Corp.*                                        30,060             465,629
PMC-Sierra, Inc.*                                                   117,510           1,035,263
Silicon Laboratories, Inc.*                                          24,550             812,360
                                                                                ---------------
                                                                                      5,567,562
                                                                                ---------------
SOFTWARE -- 3.3%
ChoicePoint, Inc.*                                                   26,050           1,111,032
Citrix Systems, Inc.*                                                50,070             877,226
Cognizant Technology Solutions Corp. -
Class A*                                                             39,560           1,206,976
Take-Two Interactive Software, Inc.*                                 25,130             825,521
                                                                                ---------------
                                                                                      4,020,755
                                                                                ---------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 1.6%
Avaya, Inc.*                                                         61,980             864,001
Comverse Technology, Inc.*                                           59,965           1,129,141
                                                                                ---------------
                                                                                      1,993,142
                                                                                ---------------
TELECOMMUNICATION SERVICES - WIRELESS -- 1.9%
NII Holdings Inc. - Class B*                                         21,880             901,675
Western Wireless Corp. - Class A*                                    52,700           1,354,917
                                                                                ---------------
                                                                                      2,256,592
                                                                                ---------------
TRANSPORTATION -- 1.3%
Expeditors International of Washington,
Inc.                                                                 16,905             873,988
Teekay Shipping Corp.                                                15,530             669,188
                                                                                ---------------
                                                                                      1,543,176
                                                                                ---------------
Total Common Stocks (Cost $ 110,385,518)                                            115,995,288
                                                                                ---------------

SECURITY                                                         PAR
DESCRIPTION                                                     AMOUNT               VALUE
-----------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 4.3%
State Street Bank & Trust Co.,
  Repurchase Agreement, dated
  09/30/04 at 0.75% to be repurchased
  at $5,238,109 on 10/01/04
  collateralized by $5,115,000 FNMA
  5.25% due 01/15/06 with a value of $5,345,973
  (Cost $5,238,000)                                        $      5,238,000           5,238,000
                                                                                ---------------

TOTAL INVESTMENTS --  99.9%
(Cost $ 115,623,518)                                                                121,233,288

Other Assets and Liabilities (net) -- 0.1%                                              179,553
                                                                               ----------------
TOTAL NET ASSETS -- 100.0%                                                     $    121,412,841
                                                                               ================

PORTFOLIO FOOTNOTES:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $8,289,945 and $2,680,175 respectively, resulting in a net unrealized depreciation of $5,609,770.

    *          Non-income producing security.

ADR -          American Depositary Receipt

REIT-          Real Estate Investment Trust

FNMA -         Federal National Mortgage Association

Item 2. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-Q, Elizabeth M. Forget, the registrant's President and Jeffrey A. Tupper, the registrant's Chief Financial Officer and Treasurer, reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Procedures") and evaluated their effectiveness. Based on their evaluation, Ms. Forget and Mr. Tupper have concluded that the Procedures are effective to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MET INVESTORS SERIES TRUST


By: /s/ Elizabeth M. Forget
    -------------------------------------
    Elizabeth M. Forget
    President

Date: November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Elizabeth M. Forget
    -------------------------------------
    Elizabeth M. Forget
    President

Date: November 24, 2004


By: /s/ Jeffrey A. Tupper
    -------------------------------------
    Jeffrey A. Tupper
    Chief Financial Officer and Treasurer

Date: November 24, 2004